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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02699
AIM Growth Series (Invesco Growth Series)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 6/30/12

Item 1. Reports to Stockholders.

Invesco Balanced-Risk Retirement Funds
Semiannual Report to Shareholders ▪ June 30, 2012

Invesco Balanced-Risk Retirement Now Fund
Nasdaq: A: IANAX ▪ A5: VIRAX ▪ B: IANBX
C: IANCX ▪ C5: VIRCX ▪ R: IANRX
R5: VIRRX ▪ Y: IANYX ▪ Institutional: IANIX
Invesco Balanced-Risk Retirement 2020 Fund
Nasdaq: A: AFTAX ▪ A5: VRCAX ▪ B: AFTBX
C: AFTCX ▪ C5: VRCCX ▪ R: ATFRX
R5: VRCRX ▪ Y: AFTYX ▪ Institutional: AFTSX
Invesco Balanced-Risk Retirement 2030 Fund
Nasdaq: A: TNAAX ▪ A5: VREAX ▪ B: TNABX
C: TNACX ▪ C5: VRECX ▪ R: TNARX
R5: VRERX ▪ Y: TNAYX ▪ Institutional: TNAIX
Invesco Balanced-Risk Retirement 2040 Fund
Nasdaq: A: TNDAX ▪ A5: VRGAX ▪ B: TNDBX
C: TNDCX ▪ C5: VRGCX ▪ R: TNDRX
R5: VRGRX ▪ Y: TNDYX ▪ Institutional: TNDIX
Invesco Balanced-Risk Retirement 2050 Fund
Nasdaq: A: TNEAX ▪ A5: VRIAX ▪ B: TNEBX
C: TNECX ▪ C5: VRICX ▪ R: TNERX
R5: VRIRX ▪ Y: TNEYX ▪ Institutional: TNEIX

2	Fund Performance
12	Letters to Shareholders
13	Schedule of Investments
17	Financial Statements
22	Notes to Financial Statements
33	Financial Highlights
38	Fund Expenses
41	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement Now Fund

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.80%

Class A5 Shares	2.80

Class B Shares	2.40

Class C Shares	2.39

Class C5 Shares	2.40

Class R Shares	2.74

Class R5 Shares	2.63

Class Y Shares	2.97

Institutional Class Shares	2.86

S&P 500 Index▼ (Broad Market Index)	9.49

Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	6.73

Custom Balanced-Risk Retirement Now Index■ (Style-Specific Index)	2.87

Lipper Mixed-Asset Target Allocation Conservative Funds Index▼ (Peer Group Index)	4.32

Source(s): ▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement Now Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement Now Fund. From the inception of the Fund to November 4, 2009, the index was composed of the Custom Independence Now Index, which included the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs, Barclays U.S. Universal and the three-month US Treasury bill. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World IndexSM, the JP Morgan Global Government Bond Index and the three-month US Treasury bill. Since December 1, 2009, the index has been composed of the MSCI World Index, the Barclays U.S. Aggregate Index and the three-month US Treasury bill. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the US stock market.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).
     The Barclays U.S. Universal Index covers US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.
     The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.
     The T-Bill 3 Month Index is tracked by Lipper to provide performance for the three-month US Treasury bill.
     The MSCI World Index is an unmanaged index considered representative of stocks of developed countries.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
2	Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (1/31/07)	1.56%

5 Years	1.12

1 Year	1.84

Class A5 Shares

Inception	1.54%

5 Years	1.10

1 Year	1.73

Class B Shares

Inception (1/31/07)	1.68%

5 Years	1.13

1 Year	1.88

Class C Shares

Inception (1/31/07)	1.85%

5 Years	1.49

1 Year	5.88

Class C5 Shares

Inception	1.82%

5 Years	1.46

1 Year	5.76

Class R Shares

Inception (1/31/07)	2.38%

5 Years	2.03

1 Year	7.48

Class R5 Shares

Inception	2.34%

5 Years	1.98

1 Year	7.37

Class Y Shares

Inception	2.81%

5 Years	2.46

1 Year	8.09

Institutional Class Shares

Inception (1/31/07)	2.87%

5 Years	2.51

1 Year	7.98
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 0.84%, 0.84%, 1.59%, 1.59%, 1.59%, 1.09%, 1.09%, 0.59% and 0.59%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.68%, 1.68%, 2.43%, 2.43%, 2.43%, 1.93%, 1.93%, 1.43% and 1.34%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and Class A5 share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class C5 share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.59% for Invesco Balanced-Risk Retirement Now Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2013. See current prospectus for more information.

3	Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2020 Fund

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.42%

Class A5 Shares	4.42

Class B Shares	3.90

Class C Shares	4.02

Class C5 Shares	4.02

Class R Shares	4.32

Class R5 Shares	4.32

Class Y Shares	4.41

Institutional Class Shares	4.51

S&P 500 Index▼ (Broad Market Index)	9.49

Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	6.73

Custom Balanced-Risk Retirement 2020 Index■ (Style-Specific Index)	4.70

Lipper Mixed-Asset Target 2020 Funds Index▼ (Peer Group Index)	5.90

Source(s): ▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2020 Index was created by Invesco to serve as a style specific benchmark for Invesco Balanced-Risk Retirement 2020 Fund. From the inception of the Fund to November 4, 2009, the index was composed of the Custom Independence 2020 Index, which included the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World IndexSM and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has been composed of the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target 2020 Funds Index is an unmanaged index considered representative of mixed-asset target 2020 funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the US stock market.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).
     The Barclays U.S. Universal Index covers US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.
     The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.
     The MSCI World Index is an unmanaged index considered representative of stocks of developed countries.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
4	Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (1/31/07)	2.03%

5 Years	1.42

1 Year	6.14

Class A5 Shares

Inception	2.03%

5 Years	1.42

1 Year	6.14

Class B Shares

Inception (1/31/07)	2.15%

5 Years	1.48

1 Year	6.46

Class C Shares

Inception (1/31/07)	2.29%

5 Years	1.80

1 Year	10.48

Class C5 Shares

Inception	2.32%

5 Years	1.82

1 Year	10.48

Class R Shares

Inception (1/31/07)	2.84%

5 Years	2.33

1 Year	12.12

Class R5 Shares

Inception	2.84%

5 Years	2.34

1 Year	12.12

Class Y Shares

Inception	3.25%

5 Years	2.75

1 Year	12.58

Institutional Class Shares

Inception (1/31/07)	3.36%

5 Years	2.85

1 Year	12.65
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.10%, 1.10%, 1.85%, 1.85%, 1.85%, 1.35%, 1.35%, 0.85% and 0.85%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.65%, 1.65%, 2.40%, 2.40%, 2.40%, 1.90%, 1.90%, 1.40% and 1.32%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and Class A5 share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class C5 share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests 0.85% for Invesco Balanced-Risk Retirement 2020 Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2013. See current prospectus for more information.

5	Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2030 Fund

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.59%

Class A5 Shares	4.70

Class B Shares	4.28

Class C Shares	4.28

Class C5 Shares	4.28

Class R Shares	4.49

Class R5 Shares	4.49

Class Y Shares	4.81

Institutional Class Shares	4.80

S&P 500 Index▼ (Broad Market Index)	9.49

Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	6.73

Custom Balanced-Risk Retirement 2030 Index■ (Style-Specific Index)	4.70

Lipper Mixed-Asset Target 2030 Funds Index▼ (Peer Group Index)	6.22

Source(s): ▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2030 Index was created by Invesco to serve as a style-specific benchmark for the Invesco Balanced-Risk Retirement 2030 Fund. From the inception of the fund to November 4, 2009, the index was composed of the Custom Independence 2030 Index, which included the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World IndexSM and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has been composed of the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target 2030 Funds Index is an unmanaged index considered representative of mixed-asset target 2030 funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the US stock market.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).
     The Barclays U.S. Universal Index covers US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.
     The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.
     The MSCI World Index is an unmanaged index considered representative of stocks of developed countries.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
6	Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (1/31/07)	1.02%

5 Years	0.14

1 Year	6.70

Class A5 Shares

Inception	1.04%

5 Years	0.16

1 Year	6.81

Class B Shares

Inception (1/31/07)	1.17%

5 Years	0.19

1 Year	7.09

Class C Shares

Inception (1/31/07)	1.31%

5 Years	0.51

1 Year	11.11

Class C5 Shares

Inception	1.33%

5 Years	0.54

1 Year	11.11

Class R Shares

Inception (1/31/07)	1.81%

5 Years	1.01

1 Year	12.54

Class R5 Shares

Inception	1.84%

5 Years	1.04

1 Year	12.68

Class Y Shares

Inception	2.26%

5 Years	1.48

1 Year	13.21

Institutional Class Shares

Inception (1/31/07)	2.36%

5 Years	1.56

1 Year	13.17
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.12%, 1.12%, 1.87%, 1.87%, 1.87%, 1.37%, 1.37%, 0.87% and 0.87%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.82%, 1.82%, 2.57%, 2.57%, 2.57%, 2.07%, 2.07%, 1.57% and 1.38%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and Class A5 share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class C5 share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.87% for Invesco Balanced-Risk Retirement 2030 Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2013. See current prospectus for more information.

7	Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2040 Fund

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.62%

Class A5 Shares	4.62

Class B Shares	4.29

Class C Shares	4.30

Class C5 Shares	4.18

Class R Shares	4.52

Class R5 Shares	4.51

Class Y Shares	4.73

Institutional Class Shares	4.73

S&P 500 Index▼ (Broad Market Index)	9.49

Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	6.73

Custom Balanced-Risk Retirement 2040 Index■ (Style-Specific Index)	4.70

Lipper Mixed-Asset Target 2040 Funds Index▼ (Peer Group Index)	6.52

Source(s): ▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
      The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2040 Index was created by Invesco to serve as a style-specific benchmark for the Invesco Balanced-Risk Retirement 2040 Fund. From the inception of the fund to November 4, 2009, the index was composed of the Custom Independence 2040 Index, which included the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World IndexSM and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has been composed of the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target 2040 Funds Index is an unmanaged index considered representative of mixed-asset target 2040 funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the US stock market.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).
     The Barclays U.S. Universal Index covers US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.
     The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.
     The MSCI World Index is an unmanaged index considered representative of stocks of developed countries.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
8	Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (1/31/07)	0.46%

5 Years	–0.50

1 Year	6.76

Class A5 Shares

Inception	0.44%

5 Years	–0.52

1 Year	6.77

Class B Shares

Inception (1/31/07)	0.60%

5 Years	–0.45

1 Year	7.04

Class C Shares

Inception (1/31/07)	0.73%

5 Years	–0.14

1 Year	11.06

Class C5 Shares

Inception	0.72%

5 Years	–0.15

1 Year	11.07

Class R Shares

Inception (1/31/07)	1.24%

5 Years	0.36

1 Year	12.60

Class R5 Shares

Inception	1.26%

5 Years	0.39

1 Year	12.73

Class Y Shares

Inception	1.67%

5 Years	0.81

1 Year	13.15

Institutional Class Shares

Inception (1/31/07)	1.74%

5 Years	0.86

1 Year	13.14
Class A5 shares incepted on June 1, 2010. Performashares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.12%, 1.12%, 1.87%, 1.87%, 1.87%, 1.37%, 1.37%, 0.87% and 0.87%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 2.39%, 2.39%, 3.14%, 3.14%, 3.14%, 2.64%, 2.64%, 2.14% and 1.89%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and Class A5 share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class C5 share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.87% for Invesco Balanced-Risk Retirement 2040 Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2013. See current prospectus for more information.

9	Invesco Balanced-Risk Retirement Funds

Fund Performance

Performance summary – Invesco Balanced-Risk Retirement 2050 Fund

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.63%

Class A5 Shares	4.63

Class B Shares	4.32

Class C Shares	4.18

Class C5 Shares	4.31

Class R Shares	4.41

Class R5 Shares	4.53

Class Y Shares	4.75

Institutional Class Shares	4.87

S&P 500 Index▼ (Broad Market Index)	9.49

Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	6.73

Custom Balanced-Risk Retirement 2050 Index■ (Style-Specific Index)	4.70

Lipper Mixed-Asset Target 2050+ Funds Category Average▼ (Peer Group)	6.54

Source(s): ▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Custom Balanced-Risk Allocation Broad Index consists of 60% of the S&P 500 Index and 40% of the Barclays U.S. Aggregate Index.
     The Custom Balanced-Risk Retirement 2050 Index was created by Invesco to serve as a style-specific benchmark for the Invesco Balanced-Risk Retirement 2050 Fund. From the inception of the fund to November 4, 2009, the index was composed of the Custom Independence 2050 Index, which included the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. From November 4, 2009 through November 30, 2009, the index was composed of the MSCI World IndexSM and the JP Morgan Global Government Bond Index. Since December 1, 2009, the index has been composed of the MSCI World Index and the Barclays U.S. Aggregate Index. The composition of the index may change from time to time based upon the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target 2050+ Funds Category Average represents an average of all of the funds in the Lipper Mixed-Asset Target 2050+ Funds category.
     The Russell 3000 Index is an unmanaged index considered representative of the US stock market.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).
     The Barclays U.S. Universal Index covers US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.
     The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The JP Morgan Global Government Bond Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, the Netherlands, Spain, Sweden, the United Kingdom and the United States.
     The MSCI World Index is an unmanaged index considered representative of stocks of developed countries.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
10	Invesco Balanced-Risk Retirement Funds

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (1/31/07)	0.01%

5 Years	–1.00

1 Year	6.73

Class A5 Shares

Inception	–0.02%

5 Years	–1.03

1 Year	6.72

Class B Shares

Inception (1/31/07)	0.12%

5 Years	–0.99

1 Year	7.03

Class C Shares

Inception (1/31/07)	0.30%

5 Years	–0.63

1 Year	11.01

Class C5 Shares

Inception	0.28%

5 Years	–0.64

1 Year	11.01

Class R Shares

Inception (1/31/07)	0.77%

5 Years	–0.16

1 Year	12.60

Class R5 Shares

Inception	0.79%

5 Years	–0.14

1 Year	12.59

Class Y Shares

Inception	1.22%

5 Years	0.30

1 Year	13.22

Institutional Class Shares

Inception (1/31/07)	1.29%

5 Years	0.36

1 Year	13.21
Class A5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class C5 and Class R5 shares incepted on June 1, 2010. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class C5 and Class R5 shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 1.12%, 1.12%, 1.87%, 1.87%, 1.87%, 1.37%, 1.37%, 0.87% and 0.87%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares was 3.88%, 3.88%, 4.63%, 4.63%, 4.63%, 4.13%, 4.13%, 3.63% and 3.23%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A and Class A5 share performance reflects the maximum 5.50% sales charge, and Class B, Class C and Class C5 share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C and Class C5 shares is 1% for the first year after purchase. Class R, Class R5, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.87% for Invesco Balanced-Risk Retirement 2050 Fund.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2013. See current prospectus for more information.

11	Invesco Balanced-Risk Retirement Funds

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
    In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
    We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
    Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
    If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
12	Invesco Balanced-Risk Retirement Funds

Schedule of Investments

June 30, 2012
(Unaudited)

Invesco Balanced-Risk Retirement Now Fund
Schedule of Investments in Affiliated Issuers–99.93%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized		Dividend	Shares	Value
	Assets	12/31/11	at Cost	from Sales	Appreciation	Realized Gain	Income	06/30/12	06/30/12

Asset Allocation Funds–60.49%
Invesco Balanced-Risk Allocation Fund	60.49%	$24,880,657	$2,684,738	$(865,132)	$1,130,849	$113,632	$—	2,240,957	$27,944,744

Money Market Funds–39.44%
Liquid Assets Portfolio–Institutional Class	19.72%	8,246,508	3,617,138	(2,754,258)	—	—	7,015	9,109,388	9,109,388

Premier Portfolio–Institutional Class	19.72%	8,246,508	3,617,138	(2,754,258)	—	—	5,408	9,109,388	9,109,388

Total Money Market Funds		16,493,016	7,234,276	(5,508,516)	—	—	12,423	18,218,776	18,218,776

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $42,707,097)	99.93%	$41,373,673	$9,919,014	$(6,373,648)	$1,130,849	$113,632	$12,423		$46,163,520

OTHER ASSETS LESS LIABILITIES	0.07%								34,214

NET ASSETS	100.00%								$46,197,734

Invesco Balanced-Risk Retirement 2020 Fund
Schedule of Investments in Affiliated Issuers–99.85%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	Income	06/30/12	06/30/12

Asset Allocation Funds–91.45%
Invesco Balanced-Risk Allocation Fund	91.45%	$57,992,978	$15,783,188	$(1,093,293)	$3,043,708	$(3,051)	$—	6,072,456	$75,723,530

Money Market Funds–8.40%
Liquid Assets Portfolio–Institutional Class	4.20%	1,871,475	8,536,073	(6,928,658)	—	—	2,101	3,478,890	3,478,890

Premier Portfolio–Institutional Class	4.20%	1,871,475	8,536,072	(6,928,658)	—	—	1,614	3,478,889	3,478,889

Total Money Market Funds		3,742,950	17,072,145	(13,857,316)	—	—	3,715	6,957,779	6,957,779

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $74,614,589)	99.85%	$61,735,928	$32,855,333	$(14,950,609)	$3,043,708	$(3,051)	$3,715		$82,681,309

OTHER ASSETS LESS LIABILITIES	0.15%								124,124

NET ASSETS	100.00%								$82,805,433

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)

June 30, 2012
(Unaudited)

Invesco Balanced-Risk Retirement 2030 Fund
Schedule of Investments in Affiliated Issuers–100.62%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized		Dividend	Shares	Value
	Assets	12/31/11	at Cost	from Sales	Appreciation	Realized Gain	Income	06/30/12	06/30/12

Asset Allocation Funds–99.30%
Invesco Balanced-Risk Allocation Fund	99.30%	$54,793,262	$24,294,662	$—	$3,068,737	$—	$—	6,588,344	$82,156,661

Money Market Funds–1.32%
Liquid Assets Portfolio–Institutional Class	0.66%	245,091	10,708,571	(10,404,380)	—	—	255	549,282	549,282

Premier Portfolio–Institutional Class	0.66%	245,091	10,708,571	(10,404,381)	—	—	196	549,281	549,281

Total Money Market Funds		490,182	21,417,142	(20,808,761)	—	—	451	1,098,563	1,098,563

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $75,702,894)	100.62%	$55,283,444	$45,711,804	$(20,808,761)	$3,068,737	$—	$451		$83,255,224

OTHER ASSETS LESS LIABILITIES	(0.62)%								(516,615)

NET ASSETS	100.00%								$82,738,609

Invesco Balanced-Risk Retirement 2040 Fund
Schedule of Investments in Affiliated Issuers–99.96%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized		Dividend	Shares	Value
	Assets	12/31/11	at Cost	from Sales	Appreciation	Realized Gain	Income	06/30/12	06/30/12

Asset Allocation Funds–99.28%
Invesco Balanced-Risk Allocation Fund	99.28%	$27,237,168	$14,969,387	$—	$1,645,598	$—	$—	3,516,612	$43,852,153

Money Market Funds–0.68%
Liquid Assets Portfolio–Institutional Class	0.34%	134,469	5,830,635	(5,812,949)	—	—	118	152,155	152,155

Premier Portfolio–Institutional Class	0.34%	134,468	5,830,635	(5,812,948)	—	—	106	152,155	152,155

Total Money Market Funds		268,937	11,661,270	(11,625,897)	—	—	224	304,310	304,310

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $40,267,531)	99.96%	$27,506,105	$26,630,657	$(11,625,897)	$1,645,598	$—	$224		$44,156,463

OTHER ASSETS LESS LIABILITIES	0.04%								15,736

NET ASSETS	100.00%								$44,172,199

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Balanced-Risk Retirement Funds

Schedule of Investments—(continued)

June 30, 2012
(Unaudited)

Invesco Balanced-Risk Retirement 2050 Fund
Schedule of Investments in Affiliated Issuers–99.92%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized		Dividend	Shares	Value
	Assets	12/31/11	at Cost	from Sales	Appreciation	Realized Gain	Income	06/30/12	06/30/12

Asset Allocation Funds–99.08%
Invesco Balanced-Risk Allocation Fund	99.08%	$13,898,204	$9,762,714	$(279,499)	$873,343	$34,241	$—	1,947,794	$24,289,003

Money Market Funds–0.84%
Liquid Assets Portfolio–Institutional Class	0.42%	47,505	4,373,402	(4,317,799)	—	—	82	103,108	103,108

Premier Portfolio–Institutional Class	0.42%	47,505	4,373,402	(4,317,799)	—	—	63	103,108	103,108

Total Money Market Funds		95,010	8,746,804	(8,635,598)	—	—	145	206,216	206,216

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $22,782,596)	99.92%	$13,993,214	$18,509,518	$(8,915,097)	$873,343	$34,241	$145		$24,495,219

OTHER ASSETS LESS LIABILITIES	0.08%								18,442

NET ASSETS	100.00%								$24,513,661

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Balanced-Risk Retirement Funds

Portfolio Composition

As of June 30, 2012

Invesco Balanced-Risk Retirement Now

		% of Total
	Risk	Net Assets
Asset Class*	Allocation	As of 6/30/12**

Equity	35.02%	18.61%

Fixed Income	32.46	49.51

Commodities	28.90	16.46

Cash	3.62	39.44

Invesco Balanced-Risk Retirement 2020

		% of Total
	Risk	Net Assets
Asset Class*	Allocation	As of 6/30/12**

Equity	36.14%	28.13%

Fixed Income	33.50	74.84

Commodities	29.83	24.88

Cash	0.53	8.40

Invesco Balanced-Risk Retirement 2030

		% of Total
	Risk	Net Assets
Asset Class*	Allocation	As of 6/30/12**

Equity	36.30%	30.54%

Fixed Income	33.65	81.27

Commodities	29.97	27.02

Cash	0.08	1.32

Invesco Balanced-Risk Retirement 2040

		% of Total
	Risk	Net Assets
Asset Class*	Allocation	As of 6/30/12**

Equity	36.31%	30.54%

Fixed Income	33.67	81.25

Commodities	29.98	27.01

Cash	0.04	0.68

Invesco Balanced-Risk Retirement 2050

		% of Total
	Risk	Net Assets
Asset Class*	Allocation	As of 6/30/12**

Equity	36.32%	30.48%

Fixed Income	33.66	81.09

Commodities	29.97	26.96

Cash	0.05	0.84

*	Based on the expected market exposure through investments in the underlying funds.
**	Due to the use of leverage, the percentages may not equal 100.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

	Invesco	Invesco	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement	Retirement	Retirement
	Now Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Assets:
Investments in affiliated underlying funds, at value	$46,163,520	$82,681,309	$83,255,224	$44,156,463	$24,495,219

Cash	23,137	31,269	31,242	25,896	20,672

Receivable for:
Fund shares sold	67,016	203,176	199,581	65,081	14,080

Dividends	2,107	760	96	41	21

Fund expenses absorbed	8,856	5,660	15,488	6,286	6,206

Investment for trustee deferred compensation and retirement plans	22,653	12,823	12,990	13,082	12,143

Other assets	54,791	59,868	57,262	56,509	54,920

Total assets	46,342,080	82,994,865	83,571,883	44,323,358	24,603,261

Liabilities:
Payable for:
Investments purchased	—	—	693,508	—	—

Fund shares reacquired	22,207	78,492	47,272	84,302	10,045

Accrued fees to affiliates	26,185	74,076	56,239	31,781	48,058

Accrued operating expenses	71,839	21,671	21,318	21,127	19,097

Trustee deferred compensation and retirement plans	24,115	15,193	14,937	13,949	12,400

Total liabilities	144,346	189,432	833,274	151,159	89,600

Net assets applicable to shares outstanding	$46,197,734	$82,805,433	$82,738,609	$44,172,199	$24,513,661

Net assets consist of:
Shares of beneficial interest	$42,435,960	$74,317,108	$74,860,004	$40,532,835	$22,789,053

Undistributed net investment income (loss)	(148,928)	(158,152)	(146,979)	(37,026)	(22,088)

Undistributed net realized gain (loss)	454,279	579,757	473,254	(212,542)	34,073

Unrealized appreciation	3,456,423	8,066,720	7,552,330	3,888,932	1,712,623

	$46,197,734	$82,805,433	$82,738,609	$44,172,199	$24,513,661

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Balanced-Risk Retirement Funds

Statement of Assets and Liabilities—(continued)

June 30, 2012
(Unaudited)

	Invesco	Invesco	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement	Retirement	Retirement
	Now Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Net Assets:
Class A	$12,544,416	$34,703,543	$31,943,800	$20,706,979	$11,360,979

Class A5	$19,412,931	$14,870,747	$10,377,435	$3,924,119	$1,496,139

Class B	$716,339	$3,290,561	$3,459,390	$1,275,598	$485,903

Class C	$3,632,723	$7,761,329	$8,432,070	$5,023,384	$2,967,536

Class C5	$4,726,945	$3,725,422	$1,933,915	$579,539	$111,413

Class R	$1,745,002	$8,100,601	$9,343,616	$5,904,944	$2,523,521

Class R5	$506,213	$1,555,824	$993,770	$682,896	$178,274

Class Y	$526,727	$3,658,123	$2,771,954	$656,465	$527,750

Institutional Class	$2,386,438	$5,139,283	$13,482,659	$5,418,275	$4,862,146

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	1,383,280	3,672,458	3,501,167	2,405,076	1,324,871

Class A5	2,142,951	1,573,732	1,137,103	456,129	174,338

Class B	79,740	352,884	383,444	150,041	57,460

Class C	404,155	833,946	935,763	591,584	350,381

Class C5	526,098	400,193	214,619	68,304	13,160

Class R	192,913	861,263	1,029,897	689,551	295,705

Class R5	55,995	165,420	109,581	79,687	20,877

Class Y	57,906	386,648	302,974	76,046	61,383

Institutional Class	262,474	540,817	1,470,081	627,202	565,017

Class A:
Net asset value per share	$9.07	$9.45	$9.12	$8.61	$8.58

Maximum offering price per share
(Net asset value divided by 94.50%)	$9.60	$10.00	$9.65	$9.11	$9.08

Class A5:
Net asset value and offering price per share	$9.06	$9.45	$9.13	$8.60	$8.58

Maximum offering price per share
(Net asset value divided by 94.50%)	$9.59	$10.00	$9.66	$9.10	$9.08

Class B:
Net asset value and offering price per share	$8.98	$9.32	$9.02	$8.50	$8.46

Class C:
Net asset value and offering price per share	$8.99	$9.31	$9.01	$8.49	$8.47

Class C5:
Net asset value and offering price per share	$8.98	$9.31	$9.01	$8.48	$8.47

Class R:
Net asset value and offering price per share	$9.05	$9.41	$9.07	$8.56	$8.53

Class R5:
Net asset value and offering price per share	$9.04	$9.41	$9.07	$8.57	$8.54

Class Y:
Net asset value and offering price per share	$9.10	$9.46	$9.15	$8.63	$8.60

Institutional Class:
Net asset value and offering price per share	$9.09	$9.50	$9.17	$8.64	$8.61

Cost of Investments in affiliated underlying funds	$42,707,097	$74,614,589	$75,702,894	$40,267,531	$22,782,596

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Balanced-Risk Retirement Funds

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

	Invesco	Invesco	Invesco	Invesco	Invesco
	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk	Balanced-Risk
	Retirement	Retirement	Retirement	Retirement	Retirement
	Now Fund	2020 Fund	2030 Fund	2040 Fund	2050 Fund

Investment income:
Dividends from affiliated underlying funds	$12,423	$3,715	$451	$224	$145

Expenses:
Administrative services fees	24,863	24,863	24,863	24,863	24,863

Custodian fees	3,814	3,814	3,814	3,806	3,832

Distribution fees:
Class A	14,731	38,820	34,050	21,533	12,541

Class A5	24,813	19,143	13,409	5,120	1,848

Class B	3,915	16,794	16,563	6,550	2,559

Class C	15,057	33,626	37,653	22,618	13,215

Class C5	23,986	18,970	9,603	2,877	533

Class R	4,606	17,995	21,340	13,447	5,738

Class R5	1,260	3,806	2,311	1,635	407

Transfer agent fees — A, A5, B, C, C5, R, R5 and Y	32,165	63,576	62,617	48,546	29,543

Transfer agent fees — Institutional	1,021	2,124	4,651	2,521	2,214

Trustees’ and officers’ fees and benefits	11,360	12,062	11,897	11,374	10,895

Registration and filing fees	46,902	48,458	47,768	46,949	46,075

Professional services fees	18,482	16,379	16,369	17,108	16,115

Other	17,932	15,645	15,607	12,813	11,490

Total expenses	244,907	336,075	322,515	241,760	181,868

Less: Expenses reimbursed and expense offset arrangement(s)	(156,564)	(186,990)	(187,653)	(168,016)	(145,045)

Net expenses	88,343	149,085	134,862	73,744	36,823

Net investment income (loss)	(75,920)	(145,370)	(134,411)	(73,520)	(36,678)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	113,632	(3,051)	—	—	34,241

Change in net unrealized appreciation of affiliated underlying fund shares	1,130,849	3,043,708	3,068,737	1,645,598	873,343

Net increase in net assets resulting from operations	$1,168,561	$2,895,287	$2,934,326	$1,572,078	$870,906

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19        Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	Invesco Balanced-Risk Retirement Now Fund		Invesco Balanced-Risk Retirement 2020 Fund		Invesco Balanced-Risk Retirement 2030 Fund
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011	2012	2011

Operations:
Net investment income (loss)	$(75,920)	$576,436	$(145,370)	$1,351,674	$(134,411)	$1,292,984

Net realized gain (loss)	113,632	795,291	(3,051)	1,066,500	—	598,022

Change in net unrealized appreciation	1,130,849	685,013	3,043,708	2,788,131	3,068,737	2,668,629

Net increase in net assets resulting from operations	1,168,561	2,056,740	2,895,287	5,206,305	2,934,326	4,559,635

Distributions to shareholders from net investment income:
Class A	(23,362)	(142,006)	—	(637,429)	—	(564,945)

Class A5	(37,791)	(300,736)	—	(379,073)	—	(278,684)

Class B	(8)	(9,373)	—	(57,488)	—	(58,549)

Class C	(34)	(28,937)	—	(91,258)	—	(113,705)

Class C5	(54)	(57,934)	—	(70,161)	—	(35,879)

Class R	(2,225)	(24,061)	—	(133,027)	—	(176,712)

Class R5	(648)	(5,323)	—	(32,129)	—	(19,667)

Class Y	(1,160)	(4,411)	—	(10,034)	—	(65,916)

Institutional Class	(5,253)	(407)	—	(340)	—	(342)

Total distributions from net investment income	(70,535)	(573,188)	—	(1,410,939)	—	(1,314,399)

Distributions to shareholders from net realized gains:
Class A	—	(116,966)	—	(317,750)	—	(35,294)

Class A5	—	(256,120)	—	(188,963)	—	(17,410)

Class B	—	(9,596)	—	(39,478)	—	(4,966)

Class C	—	(29,727)	—	(62,653)	—	(9,644)

Class C5	—	(62,055)	—	(48,181)	—	(3,043)

Class R	—	(21,674)	—	(73,004)	—	(12,091)

Class R5	—	(4,457)	—	(17,632)	—	(1,346)

Class Y	—	(3,368)	—	(4,580)	—	(3,790)

Institutional Class	—	(324)	—	(155)	—	(20)

Total distributions from net realized gains	—	(504,287)	—	(752,396)	—	(87,604)

Share transactions–net:
Class A	2,125,108	7,468,007	7,060,897	7,377,508	8,324,283	7,306,290

Class A5	(1,476,758)	6,896,451	(1,083,930)	(6,813,063)	(949,184)	(3,347,824)

Class B	(115,340)	492,764	(6,813)	108,462	255,773	(365,435)

Class C	1,150,084	1,484,874	2,217,393	1,127,300	2,054,359	2,215,599

Class C5	(279,474)	1,873,454	(289,421)	(885,178)	(29,569)	(1,237,852)

Class R	(73,738)	989,227	1,900,836	431,958	1,345,533	490,209

Class R5	27,138	443,364	47,792	32,653	105,796	99,640

Class Y	213,655	158,367	3,234,675	253,865	250,966	1,321,955

Institutional Class	2,317,511	12,119	4,989,546	—	13,147,999	(6,375)

Net increase in net assets resulting from share transactions	3,888,186	19,818,627	18,070,975	1,633,505	24,505,956	6,476,207

Net increase in net assets	4,986,212	20,797,892	20,966,262	4,676,475	27,440,282	9,633,839

Net Assets:
Beginning of period	41,211,522	20,413,630	61,839,171	57,162,696	55,298,327	45,664,488

End of period*	$46,197,734	$41,211,522	$82,805,433	$61,839,171	$82,738,609	$55,298,327

* Includes accumulated undistributed net investment income (loss)	$(148,928)	$(2,473)	$(158,152)	$(12,782)	$(146,979)	$(12,568)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20        Invesco Balanced-Risk Retirement Funds

Statement of Changes in Net Assets—(continued)

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	Invesco Balanced-Risk Retirement 2040 Fund		Invesco Balanced-Risk Retirement 2050 Fund
	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011

Operations:
Net investment income (loss)	$(73,520)	$646,115	$(36,678)	$307,248

Net realized gain	—	334,919	34,241	144,435

Change in net unrealized appreciation	1,645,598	1,317,183	873,343	479,859

Net increase in net assets resulting from operations	1,572,078	2,298,217	870,906	931,542

Distributions to shareholders from net investment income:
Class A	—	(550,998)	—	(155,715)

Class A5	—	(171,505)	—	(32,532)

Class B	—	(45,917)	—	(7,997)

Class C	—	(120,717)	—	(29,754)

Class C5	—	(21,120)	—	(1,758)

Class R	—	(144,708)	—	(39,813)

Class R5	—	(24,812)	—	(3,001)

Class Y	—	(8,277)	—	(14,620)

Institutional Class	—	(571)	—	(280)

Total distributions from net investment income	—	(1,088,625)	—	(285,470)

Distributions to shareholders from net realized gains:
Class A	—	—	—	—

Class A5	—	—	—	—

Class B	—	—	—	—

Class C	—	—	—	—

Class C5	—	—	—	—

Class R	—	—	—	—

Class R5	—	—	—	—

Class Y	—	—	—	—

Institutional Class	—	—	—	—

Total distributions from net realized gains	—	—	—	—

Share transactions–net:
Class A	6,547,151	4,240,080	3,379,420	3,602,431

Class A5	(352,888)	(2,350,403)	319	(482,501)

Class B	(68,010)	111,726	(11,905)	(44,422)

Class C	1,390,224	1,181,933	1,007,919	1,092,972

Class C5	(38,968)	(186,529)	7,735	(241,415)

Class R	2,003,402	(20,352)	504,232	100,199

Class R5	22,257	27,297	25,684	782

Class Y	447,369	(214,877)	22,028	293,051

Institutional Class	5,200,197	—	4,672,193	—

Net increase in net assets resulting from share transactions	15,150,734	2,788,875	9,607,625	4,321,097

Net increase in net assets	16,722,812	3,998,467	10,478,531	4,967,169

Net Assets:
Beginning of period	27,449,387	23,450,920	14,035,130	9,067,961

End of period*	$44,172,199	$27,449,387	$24,513,661	$14,035,130

* Includes accumulated undistributed net investment income (loss)	$(37,026)	$36,494	$(22,088)	$14,590

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21        Invesco Balanced-Risk Retirement Funds

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each a series portfolio of the Trust, are Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.
  The investment objectives: to provide real return and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement Now Fund; and to provide total return with a low to moderate correlation to traditional financial market indices and, as a secondary objective, capital preservation for Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund.
  Each Fund currently consists of nine different classes of shares: Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class. Class A5, Class C5 and Class R shares are closed to new investors. Class A shares and Class A5 shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C and Class C5 shares are sold with a CDSC. Class R, Class R5, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  Each Fund is a “fund of funds,” in that it invests in other mutual funds advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change each Fund’s asset class allocations, the underlying funds or the target weightings in an underlying fund without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities are valued in accordance with valuation policy of such fund. The policies of underlying funds affiliated with the funds as a result of having the same investment advisor are set forth below.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.

22        Invesco Balanced-Risk Retirement Funds

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Each Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Invesco Balanced-Risk Retirement Now Fund generally declares and pays dividends, if any, quarterly. Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund generally declare and pay dividends, if any, annually. Distributions from net realized capital gains, if any, are generally paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

23        Invesco Balanced-Risk Retirement Funds

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Invesco has contractually agreed, through at least April 30, 2013, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares for each Fund as shown in the following table:

	Class		Class	Class		Institutional
	A/A5	Class B	C/C5	R/R5	Class Y	Class

Invesco Balanced-Risk Retirement Now Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Invesco Balanced-Risk Retirement 2020 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Invesco Balanced-Risk Retirement 2030 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Invesco Balanced-Risk Retirement 2040 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

Invesco Balanced-Risk Retirement 2050 Fund	0.25%	1.00%	1.00%	0.50%	0.00%	0.00%

  In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund. Unless the Board of the Trustees and Invesco mutually agree to amend or continue each Fund’s fee waiver agreement, it will terminate on April 30, 2013.
  For the six months ended June 30, 2012, Invesco reimbursed the following expenses:

	Fund									Inst.
	Level	Class A	Class A5	Class B	Class C	Class C5	Class R	Class R5	Class Y	Class

Invesco Balanced-Risk Retirement Now Fund	$123,378	$8,817	$14,853	$586	$2,253	$3,589	$1,379	$377	$311	$1,021

Invesco Balanced-Risk Retirement 2020 Fund	121,290	27,772	13,695	3,003	6,014	3,393	6,437	1,362	1,763	2,124

Invesco Balanced-Risk Retirement 2030 Fund	120,385	27,122	10,681	3,298	7,498	1,912	8,499	921	2,550	4,651

Invesco Balanced-Risk Retirement 2040 Fund	116,949	24,335	5,786	1,851	6,390	813	7,598	924	739	2,521

Invesco Balanced-Risk Retirement 2050 Fund	113,288	16,765	2,470	855	4,417	178	3,835	272	751	2,214

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares of each Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund’s Class A, Class A5, Class B, Class C, Class C5, Class R and Class R5 shares (collectively, the “Plans”). Each Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Also, each Fund, pursuant to the Plans, reimburses IDI up to a maximum annual rate of 0.25% of each Fund’s average daily net assets of Class A5 shares, 1.00% of the average daily net assets of each Fund’s Class C5 shares and 0.50% of each Fund’s average daily net assets of Class R5 shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of each Fund. For the six months ended June 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A and Class A5 shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the

24        Invesco Balanced-Risk Retirement Funds

shareholder. During the six months ended June 30, 2012, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A and Class A5 shares and received the following in CDSC imposed on redemptions by shareholders:

	Front End
	Sales Charges		Contingent Deferred Sales Charges
	Class A	Class A5	Class A	Class A5	Class B	Class C	Class C5

Invesco Balanced-Risk Retirement Now Fund	$5,061	$639	$0	$0	$329	$313	$0

Invesco Balanced-Risk Retirement 2020 Fund	13,520	1,465	2	0	5,182	734	0

Invesco Balanced-Risk Retirement 2030 Fund	13,937	667	59	0	992	662	347

Invesco Balanced-Risk Retirement 2040 Fund	10,959	437	5	0	1,138	739	17

Invesco Balanced-Risk Retirement 2050 Fund	4,267	342	2	0	236	84	0

  The underlying Invesco Funds Institutional Class shares pay no distribution fees and the Funds pay no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
  During the six months ended June 30, 2012, there were no significant transfers between investment levels.

	Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total

Invesco Balanced-Risk Retirement Now Fund	$46,163,520	$—	$—	$46,163,520

Invesco Balanced-Risk Retirement 2020 Fund	82,681,309	—	—	82,681,309

Invesco Balanced-Risk Retirement 2030 Fund	83,255,224	—	—	83,255,224

Invesco Balanced-Risk Retirement 2040 Fund	44,156,463	—	—	44,156,463

Invesco Balanced-Risk Retirement 2050 Fund	24,495,219	—	—	24,495,219

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses of:

Transfer
Agent Credits

Invesco Balanced-Risk Retirement Now Fund	$—

Invesco Balanced-Risk Retirement 2020 Fund	137

Invesco Balanced-Risk Retirement 2030 Fund	136

Invesco Balanced-Risk Retirement 2040 Fund	110

Invesco Balanced-Risk Retirement 2050 Fund	—

25        Invesco Balanced-Risk Retirement Funds

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The funds below had a capital loss carryforward as of December 31, 2011 which expires as follows:

Capital Loss Carryforward*
Short Term
(Expiration Date)
	2018	Long Term	Total

Invesco Balanced-Risk Retirement Now Fund	$—	$—	$—

Invesco Balanced-Risk Retirement 2020 Fund	—	—	—

Invesco Balanced-Risk Retirement 2030 Fund	—	—	—

Invesco Balanced-Risk Retirement 2040 Fund	157,660	—	157,660

Invesco Balanced-Risk Retirement 2050 Fund	—	—	—

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Balanced-Risk Retirement 2010 Fund into Invesco Balanced-Risk Retirement Now Fund are realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation of investments for tax purposes are as follows:

	For the six months ended		At June 30, 2012
	June 30, 2012*		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation

Invesco Balanced-Risk Retirement Now Fund	$2,684,738	$865,132	$42,709,139	$3,454,381	$—	$3,454,381

Invesco Balanced-Risk Retirement 2020 Fund	15,783,188	1,093,293	74,642,961	8,038,348	—	8,038,348

Invesco Balanced-Risk Retirement 2030 Fund	24,294,662	—	75,765,101	7,490,123	—	7,490,123

Invesco Balanced-Risk Retirement 2040 Fund	14,969,387	—	40,322,413	3,834,050	—	3,834,050

Invesco Balanced-Risk Retirement 2050 Fund	9,762,714	279,499	22,823,655	1,671,564	—	1,671,564

*	Excludes U.S. Treasury obligations and money market funds, if any.

**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

26        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information

Invesco Balanced-Risk Retirement Now Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	417,138	$3,770,119	441,218	$3,904,803

Class A5	15,992	144,512	29,834	262,471

Class B	7,611	67,972	16,716	146,884

Class C	180,936	1,615,183	139,070	1,220,557

Class C5	15,148	136,498	11,920	104,824

Class R	33,109	297,897	48,212	425,012

Class R5	19,760	179,468	16,184	143,052

Class Y	25,125	228,123	10,042	89,900

Institutional Class	714,148	6,424,463	—	—

Issued as reinvestment of dividends:
Class A	2,502	22,597	29,224	255,421

Class A5	4,021	36,275	62,106	541,662

Class B	1	8	2,077	18,028

Class C	4	33	6,627	57,530

Class C5	6	51	13,276	115,193

Class R	264	2,191	5,174	45,053

Class R5	68	608	1,027	8,965

Class Y	120	1,085	812	7,121

Institutional Class	573	5,187	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	8,061	73,247	29,846	262,319

Class B	(8,130)	(73,247)	(30,048)	(262,319)

Issued in connection with acquisition:(b)
Class A	—	—	743,682	6,458,527

Class A5	—	—	1,648,414	14,297,609

Class B	—	—	83,133	718,020

Class C	—	—	182,087	1,573,641

Class C5	—	—	354,659	3,063,453

Class R	—	—	112,181	972,857

Class R5	—	—	42,576	369,016

Class Y	—	—	53,205	462,458

Institutional Class	—	—	1,395	12,119

Reacquired:
Class A	(192,610)	(1,740,855)	(385,665)	(3,413,063)

Class A5	(183,855)	(1,657,545)	(940,077)	(8,205,291)

Class B	(12,267)	(110,073)	(14,580)	(127,849)

Class C	(51,975)	(465,132)	(154,740)	(1,366,854)

Class C5	(46,420)	(416,023)	(161,876)	(1,410,016)

Class R	(41,547)	(373,826)	(51,936)	(453,695)

Class R5	(16,800)	(152,938)	(8,799)	(77,669)

Class Y	(1,705)	(15,553)	(45,550)	(401,112)

Institutional Class	(455,135)	(4,112,139)	—	—

Net increase in share activity	434,143	$3,888,186	2,291,426	$19,818,627

27        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Balanced-Risk Retirement 2010 Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010. The acquisition was accomplished by a tax-free exchange of 3,221,332 shares of the Fund for 3,126,746 shares outstanding of Target Fund as of the close of business on June 3, 2011. Each class of Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of Target Fund to the net asset value of the Fund on the close of business, June 3, 2011. Target Fund’s net assets at that date of $27,927,700 including $1,145,635 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $17,482,979. The net assets of the Fund immediately following the acquisition were $45,410,679.

The pro forma results of operations for the year ended December 31, 2011, assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period, are as follows:

Net investment income	$620,877

Net realized/unrealized gains	1,951,735

Change in net assets resulting from operations	$2,572,612

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since June 6, 2011.

28        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,051,576	$9,849,866	1,416,575	$12,655,682

Class A5	37,636	353,019	65,807	578,778

Class B	64,978	597,798	99,064	877,618

Class C	334,745	3,104,547	262,080	2,307,502

Class C5	11,538	107,183	17,757	154,849

Class R	269,141	2,508,139	338,507	2,977,655

Class R5	35,957	335,923	51,283	451,272

Class Y	366,269	3,452,346	39,496	356,904

Institutional Class	1,407,127	13,127,753	—	—

Issued as reinvestment of dividends:
Class A	—	—	106,424	948,237

Class A5	—	—	63,059	561,854

Class B	—	—	10,890	96,160

Class C	—	—	17,444	153,681

Class C5	—	—	13,361	117,709

Class R	—	—	23,202	206,030

Class R5	—	—	5,515	48,969

Class Y	—	—	1,483	13,214

Automatic conversion of Class B shares to Class A shares:
Class A	27,455	260,076	44,923	393,678

Class B	(27,775)	(260,076)	(45,455)	(393,678)

Reacquired:
Class A	(324,440)	(3,049,045)	(743,962)	(6,620,089)

Class A5	(152,722)	(1,436,949)	(907,930)	(7,953,695)

Class B	(37,087)	(344,535)	(53,199)	(471,638)

Class C	(95,417)	(887,154)	(152,860)	(1,333,883)

Class C5	(42,756)	(396,604)	(135,637)	(1,157,736)

Class R	(65,044)	(607,303)	(315,249)	(2,751,727)

Class R5	(30,476)	(288,131)	(52,385)	(467,588)

Class Y	(23,284)	(217,671)	(12,828)	(116,253)

Institutional Class	(867,657)	(8,138,207)	—	—

Net increase in share activity	1,939,764	$18,070,975	157,365	$1,633,505

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

29        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,102,017	$9,974,784	1,231,897	$10,394,223

Class A5	37,686	342,474	99,775	833,258

Class B	62,411	557,766	31,817	267,407

Class C	267,411	2,396,129	341,392	2,835,785

Class C5	10,342	92,824	21,372	176,442

Class R	300,858	2,706,489	399,934	3,376,630

Class R5	26,197	236,366	38,876	325,922

Class Y	101,224	913,818	254,668	2,271,927

Institutional Class	3,184,379	28,633,750	—	—

Issued as reinvestment of dividends:
Class A	—	—	69,923	599,239

Class A5	—	—	33,618	288,445

Class B	—	—	7,461	63,489

Class C	—	—	14,472	123,013

Class C5	—	—	4,579	38,917

Class R	—	—	22,105	188,776

Class R5	—	—	2,413	20,584

Class Y	—	—	8,072	69,334

Automatic conversion of Class B shares to Class A shares:
Class A	19,051	173,819	51,064	429,500

Class B	(19,239)	(173,819)	(51,574)	(429,500)

Reacquired:
Class A	(201,383)	(1,824,320)	(489,507)	(4,116,672)

Class A5	(142,754)	(1,291,658)	(535,856)	(4,469,527)

Class B	(14,245)	(128,174)	(31,828)	(266,831)

Class C	(38,228)	(341,770)	(88,897)	(743,199)

Class C5	(13,592)	(122,393)	(178,210)	(1,453,211)

Class R	(150,527)	(1,360,956)	(369,863)	(3,075,197)

Class R5	(14,322)	(130,570)	(29,460)	(246,866)

Class Y	(73,388)	(662,852)	(123,918)	(1,019,306)

Institutional Class	(1,715,672)	(15,485,751)	(784)	(6,375)

Net increase in share activity	2,728,226	$24,505,956	733,541	$6,476,207

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 39% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

30        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	987,886	$8,441,585	744,838	$6,036,525

Class A5	22,989	197,426	59,568	475,418

Class B	21,306	181,219	43,192	345,684

Class C	217,179	1,825,448	219,570	1,743,588

Class C5	4,829	40,677	10,230	81,257

Class R	289,143	2,431,910	276,025	2,206,461

Class R5	11,821	100,672	21,237	171,517

Class Y	69,356	589,307	14,732	123,725

Institutional Class	1,844,941	15,569,598	—	—

Issued as reinvestment of dividends:
Class A	—	—	68,018	550,263

Class A5	—	—	21,166	171,025

Class B	—	—	5,637	45,207

Class C	—	—	15,071	120,717

Class C5	—	—	2,297	18,403

Class R	—	—	17,953	144,706

Class R5	—	—	2,965	23,893

Class Y	—	—	955	7,735

Automatic conversion of Class B shares to Class A shares:
Class A	8,514	73,610	10,235	82,488

Class B	(8,610)	(73,610)	(10,348)	(82,488)

Reacquired:
Class A	(230,298)	(1,968,044)	(303,659)	(2,429,196)

Class A5	(64,056)	(550,314)	(381,032)	(2,996,846)

Class B	(20,691)	(175,619)	(24,563)	(196,677)

Class C	(51,434)	(435,224)	(85,266)	(682,372)

Class C5	(9,578)	(79,645)	(36,177)	(286,189)

Class R	(50,172)	(428,508)	(298,717)	(2,371,519)

Class R5	(9,128)	(78,415)	(20,630)	(168,113)

Class Y	(16,408)	(141,938)	(43,576)	(346,337)

Institutional Class	(1,219,260)	(10,369,401)	—	—

Net increase in share activity	1,798,329	$15,150,734	329,721	$2,788,875

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 32% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

31        Invesco Balanced-Risk Retirement Funds

NOTE 9—Share Information—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	485,280	$4,112,736	661,978	$5,335,644

Class A5	11,083	94,809	23,506	185,954

Class B	9,503	79,737	7,883	63,167

Class C	149,024	1,252,623	156,754	1,248,741

Class C5	1,214	10,236	3,302	25,633

Class R	86,529	734,908	124,840	980,348

Class R5	3,276	27,836	6,439	50,540

Class Y	50,787	435,809	67,648	565,932

Institutional Class	1,610,949	13,539,726	—	—

Issued as reinvestment of dividends:
Class A	—	—	19,238	155,057

Class A5	—	—	4,026	32,488

Class B	—	—	984	7,854

Class C	—	—	3,720	29,754

Class C5	—	—	220	1,758

Class R	—	—	4,952	39,812

Class R5	—	—	329	2,642

Class Y	—	—	1,774	14,314

Automatic conversion of Class B shares to Class A shares:
Class A	4,850	41,182	1,916	14,991

Class B	(4,913)	(41,182)	(1,937)	(14,991)

Reacquired:
Class A	(90,699)	(774,498)	(242,568)	(1,903,261)

Class A5	(11,061)	(94,490)	(88,523)	(700,943)

Class B	(6,009)	(50,460)	(12,827)	(100,452)

Class C	(29,054)	(244,704)	(23,746)	(185,523)

Class C5	(295)	(2,501)	(35,552)	(268,806)

Class R	(27,079)	(230,676)	(118,488)	(919,961)

Class R5	(255)	(2,152)	(6,720)	(52,400)

Class Y	(48,157)	(413,781)	(36,346)	(287,195)

Institutional Class	(1,047,288)	(8,867,533)	—	—

Net increase in share activity	1,147,685	$9,607,625	522,802	$4,321,097

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

32        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Balanced-Risk Retirement Now Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average net		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					assets with		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/12	$8.84	$(0.01)	$0.26	$0.25	$(0.02)	$—	$(0.02)	$9.07	2.80%	$12,544	0.25	%(e)	0.95	%(e)	(0.19	)%(e)	3%
Year ended 12/31/11	8.58	0.17	0.35	0.52	(0.14)	(0.12)	(0.26)	8.84	6.18	10,150	0.25		1.09		1.95		15
Year ended 12/31/10	8.23	0.37	0.26	0.63	(0.28)	—	(0.28)	8.58	7.74	2,488	0.25		3.45		4.35		67
Year ended 12/31/09	7.59	0.47	0.61	1.08	(0.44)	—	(0.44)	8.23	14.53	1,399	0.27		10.47		5.93		155
Year ended 12/31/08	9.78	0.43	(2.08)	(1.65)	(0.51)	(0.03)	(0.54)	7.59	(17.45)	942	0.31		11.88		4.89		36
Year ended 12/31/07(f)	10.02	0.41	(0.07)	0.34	(0.54)	(0.04)	(0.58)	9.78	3.47	807	0.41	(g)	28.75	(g)	4.41	(g)	27

Class A5
Six months ended 06/30/12	8.83	(0.01)	0.26	0.25	(0.02)	—	(0.02)	9.06	2.80	19,413	0.25	(e)	0.95	(e)	(0.19	)(e)	3
Year ended 12/31/11	8.58	0.17	0.34	0.51	(0.14)	(0.12)	(0.26)	8.83	6.06	20,371	0.25		1.09		1.95		15
Year ended 12/31/10(f)	8.30	0.22	0.32	0.54	(0.26)	—	(0.26)	8.58	6.53	12,929	0.25	(g)	1.24	(g)	4.35	(g)	67

Class B
Six months ended 06/30/12	8.77	(0.04)	0.25	0.21	(0.00)	—	(0.00)	8.98	2.40	716	1.00	(e)	1.70	(e)	(0.94	)(e)	3
Year ended 12/31/11	8.56	0.11	0.33	0.44	(0.11)	(0.12)	(0.23)	8.77	5.19	812	1.00		1.84		1.20		15
Year ended 12/31/10	8.24	0.30	0.27	0.57	(0.25)	—	(0.25)	8.56	6.95	301	1.00		4.20		3.60		67
Year ended 12/31/09	7.60	0.41	0.61	1.02	(0.38)	—	(0.38)	8.24	13.66	374	1.02		11.22		5.18		155
Year ended 12/31/08	9.79	0.37	(2.09)	(1.72)	(0.44)	(0.03)	(0.47)	7.60	(18.05)	346	1.06		12.63		4.14		36
Year ended 12/31/07(f)	10.02	0.34	(0.06)	0.28	(0.47)	(0.04)	(0.51)	9.79	2.79	309	1.16	(g)	29.50	(g)	3.66	(g)	27

Class C
Six months ended 06/30/12	8.78	(0.04)	0.25	0.21	(0.00)	—	(0.00)	8.99	2.39	3,633	1.00	(e)	1.70	(e)	(0.94	)(e)	3
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	2,416	1.00		1.84		1.20		15
Year ended 12/31/10	8.23	0.31	0.27	0.58	(0.25)	—	(0.25)	8.56	7.08	874	1.00		4.20		3.60		67
Year ended 12/31/09	7.59	0.41	0.61	1.02	(0.38)	—	(0.38)	8.23	13.67	277	1.02		11.22		5.18		155
Year ended 12/31/08	9.79	0.36	(2.09)	(1.73)	(0.44)	(0.03)	(0.47)	7.59	(18.15)	174	1.06		12.63		4.14		36
Year ended 12/31/07(f)	10.02	0.34	(0.06)	0.28	(0.47)	(0.04)	(0.51)	9.79	2.79	75	1.16	(g)	29.50	(g)	3.66	(g)	27

Class C5
Six months ended 06/30/12	8.78	(0.04)	0.24	0.20	(0.00)	—	(0.00)	8.98	2.40	4,727	1.00	(e)	1.70	(e)	(0.94	)(e)	3
Year ended 12/31/11	8.56	0.11	0.34	0.45	(0.11)	(0.12)	(0.23)	8.78	5.31	4,891	1.00		1.84		1.20		15
Year ended 12/31/10(f)	8.30	0.18	0.32	0.50	(0.24)	—	(0.24)	8.56	6.08	2,905	1.00	(g)	1.99	(g)	3.60	(g)	67

Class R
Six months ended 06/30/12	8.82	(0.02)	0.26	0.24	(0.01)	—	(0.01)	9.05	2.74	1,745	0.50	(e)	1.20	(e)	(0.44	)(e)	3
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.81	1,774	0.50		1.34		1.70		15
Year ended 12/31/10	8.24	0.35	0.26	0.61	(0.27)	—	(0.27)	8.58	7.47	750	0.50		3.70		4.10		67
Year ended 12/31/09	7.59	0.45	0.62	1.07	(0.42)	—	(0.42)	8.24	14.38	371	0.52		10.72		5.68		155
Year ended 12/31/08	9.78	0.40	(2.07)	(1.67)	(0.49)	(0.03)	(0.52)	7.59	(17.66)	107	0.56		12.13		4.64		36
Year ended 12/31/07(f)	10.02	0.39	(0.07)	0.32	(0.52)	(0.04)	(0.56)	9.78	3.21	53	0.66	(g)	29.00	(g)	4.16	(g)	27

Class R5
Six months ended 06/30/12	8.82	(0.02)	0.25	0.23	(0.01)	—	(0.01)	9.04	2.63	506	0.50	(e)	1.20	(e)	(0.44	)(e)	3
Year ended 12/31/11	8.58	0.15	0.34	0.49	(0.13)	(0.12)	(0.25)	8.82	5.82	467	0.50		1.34		1.70		15
Year ended 12/31/10(f)	8.31	0.20	0.32	0.52	(0.25)	—	(0.25)	8.58	6.34	17	0.50	(g)	1.49	(g)	4.10	(g)	67

Class Y
Six months ended 06/30/12	8.86	0.00	0.26	0.26	(0.02)	—	(0.02)	9.10	2.97	527	0.00	(e)	0.70	(e)	0.06	(e)	3
Year ended 12/31/11	8.60	0.20	0.34	0.54	(0.16)	(0.12)	(0.28)	8.86	6.30	305	0.00		0.84		2.20		15
Year ended 12/31/10	8.23	0.39	0.27	0.66	(0.29)	—	(0.29)	8.60	8.13	136	0.00		3.20		4.60		67
Year ended 12/31/09	7.59	0.49	0.61	1.10	(0.46)	—	(0.46)	8.23	14.82	18	0.02		10.22		6.18		155
Year ended 12/31/08(f)	8.30	0.10	(0.67)	(0.57)	(0.14)	—	(0.14)	7.59	(6.86)	9	0.02	(g)	19.09	(g)	5.18	(g)	36

Institutional Class
Six months ended 06/30/12	8.86	0.00	0.25	0.25	(0.02)	—	(0.02)	9.09	2.86	2,386	0.00	(e)	0.65	(e)	0.06	(e)	3
Year ended 12/31/11	8.59	0.20	0.35	0.55	(0.16)	(0.12)	(0.28)	8.86	6.42	26	0.00		0.75		2.20		15
Year ended 12/31/10	8.23	0.39	0.26	0.65	(0.29)	—	(0.29)	8.59	8.00	13	0.00		2.93		4.60		67
Year ended 12/31/09	7.59	0.49	0.61	1.10	(0.46)	—	(0.46)	8.23	14.82	49	0.02		9.92		6.18		155
Year ended 12/31/08	9.78	0.46	(2.09)	(1.63)	(0.53)	(0.03)	(0.56)	7.59	(17.23)	43	0.06		11.41		5.14		36
Year ended 12/31/07(f)	10.02	0.43	(0.07)	0.36	(0.56)	(0.04)	(0.60)	9.78	3.74	52	0.16	(g)	28.35	(g)	4.66	(g)	27

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.59%, 0.59%, 0.55%, 0.63%, 0.65% and 0.68% for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,849, $19,960, $787, $3,028, $4,823, $1,852, $507, $418 and $2,053 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5 shares.
(g)	Annualized.

33        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average net		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					assets with		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/12	$9.05	$(0.01)	$0.41	$0.40	$—	$—	$—	$9.45	4.42%	$34,704	0.25	%(e)	0.75	%(e)	(0.24	)%(e)	2%
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	26,420	0.25		0.80		2.59		15
Year ended 12/31/10	7.97	0.55	0.49	1.04	(0.44)	(0.01)	(0.45)	8.56	13.11	17,933	0.25		1.13		6.61		57
Year ended 12/31/09	6.93	0.62	0.94	1.56	(0.52)	—	(0.52)	7.97	22.49	11,371	0.30		2.08		8.23		185
Year ended 12/31/08	9.96	0.39	(3.13)	(2.74)	(0.25)	(0.04)	(0.29)	6.93	(27.53)	5,899	0.38		3.48		4.54		30
Year ended 12/31/07(f)	10.02	0.41	(0.17)	0.24	(0.25)	(0.05)	(0.30)	9.96	2.38	2,711	0.50	(g)	10.04	(g)	4.33	(g)	37

Class A5
Six months ended 06/30/12	9.05	(0.01)	0.41	0.40	—	—	—	9.45	4.42	14,871	0.25	(e)	0.75	(e)	(0.24	)(e)	2
Year ended 12/31/11	8.56	0.23	0.61	0.84	(0.23)	(0.12)	(0.35)	9.05	9.84	15,291	0.25		0.80		2.59		15
Year ended 12/31/10(f)	8.14	0.33	0.54	0.87	(0.44)	(0.01)	(0.45)	8.56	10.75	21,136	0.25	(g)	0.73	(g)	6.61	(g)	57

Class B
Six months ended 06/30/12	8.97	(0.05)	0.40	0.35	—	—	—	9.32	3.90	3,291	1.00	(e)	1.50	(e)	(0.99	)(e)	2
Year ended 12/31/11	8.49	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.97	9.04	3,163	1.00		1.55		1.84		15
Year ended 12/31/10	7.91	0.49	0.48	0.97	(0.38)	(0.01)	(0.39)	8.49	12.30	2,899	1.00		1.88		5.86		57
Year ended 12/31/09	6.90	0.56	0.92	1.48	(0.47)	—	(0.47)	7.91	21.45	1,997	1.05		2.83		7.48		185
Year ended 12/31/08	9.92	0.32	(3.10)	(2.78)	(0.20)	(0.04)	(0.24)	6.90	(28.01)	1,431	1.13		4.23		3.79		30
Year ended 12/31/07(f)	10.02	0.34	(0.17)	0.17	(0.22)	(0.05)	(0.27)	9.92	1.68	940	1.25	(g)	10.79	(g)	3.58	(g)	37

Class C
Six months ended 06/30/12	8.95	(0.05)	0.41	0.36	—	—	—	9.31	4.02	7,761	1.00	(e)	1.50	(e)	(0.99	)(e)	2
Year ended 12/31/11	8.47	0.16	0.60	0.76	(0.16)	(0.12)	(0.28)	8.95	9.06	5,322	1.00		1.55		1.84		15
Year ended 12/31/10	7.90	0.49	0.47	0.96	(0.38)	(0.01)	(0.39)	8.47	12.19	3,966	1.00		1.88		5.86		57
Year ended 12/31/09	6.88	0.56	0.93	1.49	(0.47)	—	(0.47)	7.90	21.66	2,125	1.05		2.83		7.48		185
Year ended 12/31/08	9.92	0.32	(3.12)	(2.80)	(0.20)	(0.04)	(0.24)	6.88	(28.21)	852	1.13		4.23		3.79		30
Year ended 12/31/07(f)	10.02	0.34	(0.17)	0.17	(0.22)	(0.05)	(0.27)	9.92	1.68	593	1.25	(g)	10.79	(g)	3.58	(g)	37

Class C5
Six months ended 06/30/12	8.95	(0.05)	0.41	0.36	—	—	—	9.31	4.02	3,725	1.00	(e)	1.50	(e)	(0.99	)(e)	2
Year ended 12/31/11	8.48	0.16	0.60	0.76	(0.17)	(0.12)	(0.29)	8.95	8.93	3,862	1.00		1.55		1.84		15
Year ended 12/31/10(f)	8.04	0.29	0.54	0.83	(0.38)	(0.01)	(0.39)	8.48	10.37	4,543	1.00	(g)	1.48	(g)	5.86	(g)	57

Class R
Six months ended 06/30/12	9.02	(0.02)	0.41	0.39	—	—	—	9.41	4.32	8,101	0.50	(e)	1.00	(e)	(0.49	)(e)	2
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	5,930	0.50		1.05		2.34		15
Year ended 12/31/10	7.95	0.53	0.49	1.02	(0.42)	(0.01)	(0.43)	8.54	12.90	5,214	0.50		1.38		6.36		57
Year ended 12/31/09	6.92	0.61	0.92	1.53	(0.50)	—	(0.50)	7.95	22.15	2,542	0.55		2.33		7.98		185
Year ended 12/31/08	9.95	0.38	(3.14)	(2.76)	(0.23)	(0.04)	(0.27)	6.92	(27.72)	974	0.63		3.73		4.29		30
Year ended 12/31/07(f)	10.02	0.38	(0.16)	0.22	(0.24)	(0.05)	(0.29)	9.95	2.19	679	0.75	(g)	10.29	(g)	4.08	(g)	37

Class R5
Six months ended 06/30/12	9.02	(0.02)	0.41	0.39	—	—	—	9.41	4.32	1,556	0.50	(e)	1.00	(e)	(0.49	)(e)	2
Year ended 12/31/11	8.54	0.21	0.60	0.81	(0.21)	(0.12)	(0.33)	9.02	9.49	1,443	0.50		1.05		2.34		15
Year ended 12/31/10(f)	8.11	0.32	0.54	0.86	(0.42)	(0.01)	(0.43)	8.54	10.67	1,328	0.50	(g)	0.98	(g)	6.36	(g)	57

Class Y
Six months ended 06/30/12	9.06	0.00	0.40	0.40	—	—	—	9.46	4.41	3,658	0.00	(e)	0.50	(e)	0.01	(e)	2
Year ended 12/31/11	8.57	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.06	10.08	395	0.00		0.55		2.84		15
Year ended 12/31/10	7.97	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.57	13.52	133	0.00		0.88		6.86		57
Year ended 12/31/09	6.93	0.63	0.94	1.57	(0.53)	—	(0.53)	7.97	22.70	16	0.05		1.83		8.48		185
Year ended 12/31/08(f)	8.21	0.08	(1.07)	(0.99)	(0.25)	(0.04)	(0.29)	6.93	(12.03)	50	0.08	(g)	4.83	(g)	4.84	(g)	30

Institutional Class
Six months ended 06/30/12	9.09	0.00	0.41	0.41	—	—	—	9.50	4.51	5,139	0.00	(e)	0.42	(e)	0.01	(e)	2
Year ended 12/31/11	8.60	0.25	0.61	0.86	(0.25)	(0.12)	(0.37)	9.09	10.04	12	0.00		0.47		2.84		15
Year ended 12/31/10	8.00	0.58	0.49	1.07	(0.46)	(0.01)	(0.47)	8.60	13.47	12	0.00		0.72		6.86		57
Year ended 12/31/09	6.95	0.64	0.94	1.58	(0.53)	—	(0.53)	8.00	22.79	11	0.07		1.68		8.46		185
Year ended 12/31/08	9.99	0.42	(3.16)	(2.74)	(0.26)	(0.04)	(0.30)	6.95	(27.41)	9	0.13		2.98		4.79		30
Year ended 12/31/07(f)	10.02	0.43	(0.15)	0.28	(0.26)	(0.05)	(0.31)	9.99	2.80	12	0.25	(g)	9.67	(g)	4.58	(g)	37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.85%, 0.85%, 0.79%, 0.74%, 0.74% and 0.78% for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $31,227, $15,399, $3,377, $6,762, $3,815, $7,238, $1,531, $1,983 and $4,446 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5 shares.
(g)	Annualized.

34        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2030 Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average net		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					assets with		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/12	8.72	$(0.01)	$0.41	$0.40	$—	$—	$—	$9.12	4.59%	$31,944	0.25	%(e)	0.78	%(e)	(0.25	)%(e)	0%
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	22,508	0.25		0.95		2.89		9
Year ended 12/31/10	7.58	0.53	0.45	0.98	(0.42)	—	(0.42)	8.14	13.06	13,983	0.25		1.32		6.63		32
Year ended 12/31/09	6.33	0.57	1.12	1.69	(0.44)	—	(0.44)	7.58	26.76	8,346	0.33		2.40		8.05		201
Year ended 12/31/08	9.89	0.29	(3.62)	(3.33)	(0.18)	(0.05)	(0.23)	6.33	(33.64)	3,088	0.40		4.07		3.50		17
Year ended 12/31/07(f)	10.02	0.34	(0.14)	0.20	(0.28)	(0.05)	(0.33)	9.89	2.00	1,577	0.50	(g)	13.53	(g)	3.60	(g)	31

Class A5
Six months ended 06/30/12	8.72	(0.01)	0.42	0.41	—	—	—	9.13	4.70	10,377	0.25	(e)	0.78	(e)	(0.25	)(e)	0
Year ended 12/31/11	8.14	0.25	0.57	0.82	(0.23)	(0.01)	(0.24)	8.72	10.16	10,834	0.25		0.95		2.89		9
Year ended 12/31/10(f)	7.73	0.32	0.51	0.83	(0.42)	—	(0.42)	8.14	10.86	13,388	0.25	(g)	0.92	(g)	6.63	(g)	32

Class B
Six months ended 06/30/12	8.65	(0.04)	0.41	0.37	—	—	—	9.02	4.28	3,459	1.00	(e)	1.53	(e)	(1.00	)(e)	0
Year ended 12/31/11	8.08	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.65	9.36	3,068	1.00		1.70		2.14		9
Year ended 12/31/10	7.54	0.46	0.44	0.90	(0.36)	—	(0.36)	8.08	12.08	3,223	1.00		2.07		5.88		32
Year ended 12/31/09	6.31	0.51	1.12	1.63	(0.40)	—	(0.40)	7.54	25.86	2,424	1.08		3.15		7.30		201
Year ended 12/31/08	9.87	0.22	(3.59)	(3.37)	(0.14)	(0.05)	(0.19)	6.31	(34.18)	1,386	1.15		4.82		2.75		17
Year ended 12/31/07(f)	10.02	0.27	(0.13)	0.14	(0.24)	(0.05)	(0.29)	9.87	1.42	756	1.25	(g)	14.28	(g)	2.85	(g)	31

Class C
Six months ended 06/30/12	8.64	(0.04)	0.41	0.37	—	—	—	9.01	4.28	8,432	1.00	(e)	1.53	(e)	(1.00	)(e)	0
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	6,107	1.00		1.70		2.14		9
Year ended 12/31/10	7.54	0.46	0.43	0.89	(0.36)	—	(0.36)	8.07	11.95	3,550	1.00		2.07		5.88		32
Year ended 12/31/09	6.31	0.52	1.11	1.63	(0.40)	—	(0.40)	7.54	25.86	2,164	1.08		3.15		7.30		201
Year ended 12/31/08	9.87	0.23	(3.60)	(3.37)	(0.14)	(0.05)	(0.19)	6.31	(34.18)	938	1.15		4.82		2.75		17
Year ended 12/31/07(f)	10.02	0.27	(0.13)	0.14	(0.24)	(0.05)	(0.29)	9.87	1.425	729	1.25	(g)	14.28	(g)	2.85	(g)	31

Class C5
Six months ended 06/30/12	8.64	(0.04)	0.41	0.37	—	—	—	9.01	4.28	1,934	1.00	(e)	1.53	(e)	(1.00	)(e)	0
Year ended 12/31/11	8.07	0.18	0.57	0.75	(0.17)	(0.01)	(0.18)	8.64	9.37	1,883	1.00		1.70		2.14		9
Year ended 12/31/10(f)	7.65	0.28	0.50	0.78	(0.36)	—	(0.36)	8.07	10.34	2,989	1.00	(g)	1.67	(g)	5.88	(g)	32

Class R
Six months ended 06/30/12	8.68	(0.02)	0.41	0.39	—	—	—	9.07	4.49	9,344	0.50	(e)	1.03	(e)	(0.50	)(e)	0
Year ended 12/31/11	8.11	0.22	0.57	0.79	(0.21)	(0.01)	(0.22)	8.68	9.83	7,636	0.50		1.20		2.64		9
Year ended 12/31/10	7.56	0.51	0.44	0.95	(0.40)	—	(0.40)	8.11	12.71	6,707	0.50		1.57		6.38		32
Year ended 12/31/09	6.31	0.56	1.12	1.68	(0.43)	—	(0.43)	7.56	26.64	3,934	0.58		2.65		7.80		201
Year ended 12/31/08	9.88	0.26	(3.61)	(3.35)	(0.17)	(0.05)	(0.22)	6.31	(33.92)	1,534	0.65		4.32		3.25		17
Year ended 12/31/07(f)	10.02	0.32	(0.15)	0.17	(0.26)	(0.05)	(0.31)	9.88	1.78	396	0.75	(g)	13.78	(g)	3.35	(g)	31

Class R5
Six months ended 06/30/12	8.68	(0.02)	0.41	0.39	—	—	—	9.07	4.49	994	0.50	(e)	1.03	(e)	(0.50	)(e)	0
Year ended 12/31/11	8.10	0.22	0.58	0.80	(0.21)	(0.01)	(0.22)	8.68	9.97	848	0.50		1.20		2.64		9
Year ended 12/31/10(f)	7.69	0.30	0.51	0.81	(0.40)	—	(0.40)	8.10	10.68	696	0.50	(g)	1.17	(g)	6.38	(g)	32

Class Y
Six months ended 06/30/12	8.73	0.00	0.42	0.42	—	—	—	9.15	4.81	2,772	0.00	(e)	0.53	(e)	0.00	(e)	0
Year ended 12/31/11	8.15	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.73	10.40	2,403	0.00		0.70		3.14		9
Year ended 12/31/10	7.59	0.55	0.45	1.00	(0.44)	—	(0.44)	8.15	13.30	1,112	0.00		1.07		6.88		32
Year ended 12/31/09	6.33	0.60	1.12	1.72	(0.46)	—	(0.46)	7.59	27.13	221	0.08		2.15		8.30		201
Year ended 12/31/08(f)	7.77	0.06	(1.26)	(1.20)	(0.19)	(0.05)	(0.24)	6.33	(15.49)	50	0.11	(g)	5.07	(g)	3.79	(g)	17

Institutional Class
Six months ended 06/30/12	8.75	0.00	0.42	0.42	—	—	—	9.17	4.80	13,483	0.00	(e)	0.43	(e)	0.00	(e)	0
Year ended 12/31/11	8.17	0.27	0.57	0.84	(0.25)	(0.01)	(0.26)	8.75	10.37	12	0.00		0.51		3.14		9
Year ended 12/31/10	7.60	0.55	0.46	1.01	(0.44)	—	(0.44)	8.17	13.43	18	0.00		0.91		6.88		32
Year ended 12/31/09	6.34	0.58	1.14	1.72	(0.46)	—	(0.46)	7.60	27.10	10	0.09		1.90		8.29		201
Year ended 12/31/08	9.90	0.32	(3.63)	(3.31)	(0.20)	(0.05)	(0.25)	6.34	(33.46)	8	0.15		3.50		3.75		17
Year ended 12/31/07(f)	10.02	0.37	(0.15)	0.22	(0.29)	(0.05)	(0.34)	9.90	2.23	12	0.25	(g)	13.07	(g)	3.85	(g)	31

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.87%, 0.87%, 0.79%, 0.78%, 0.76% and 0.80% for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $27,390, $10,786, $3,331, $7,572, $1,931, $8,583, $930, $2,575 and $9,353 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5 shares.
(g)	Annualized.

35        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2040 Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average net		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					assets with		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/12	$8.23	$(0.01)	$0.39	$0.38	$—	$—	$—	$8.61	4.62%	$20,707	0.25	%(e)	1.13	%(e)	(0.25	)%(e)	0%
Year ended 12/31/11	7.79	0.23	0.57	0.80	(0.36)	—	(0.36)	8.23	10.30	13,484	0.25		1.52		2.88		14
Year ended 12/31/10	7.36	0.53	0.42	0.95	(0.25)	(0.27)	(0.52)	7.79	13.03	8,727	0.25		1.94		6.79		26
Year ended 12/31/09	6.09	0.53	1.15	1.68	(0.41)	—	(0.41)	7.36	27.59	4,605	0.33		4.14		7.69		214
Year ended 12/31/08	9.83	0.23	(3.78)	(3.55)	(0.15)	(0.04)	(0.19)	6.09	(36.00)	1,907	0.41		8.63		2.88		29
Year ended 12/31/07(f)	10.02	0.31	(0.13)	0.18	(0.28)	(0.09)	(0.37)	9.83	1.81	901	0.54	(g)	22.43	(g)	3.26	(g)	20

Class A5
Six months ended 06/30/12	8.22	(0.01)	0.39	0.38	—	—	—	8.60	4.62	3,924	0.25	(e)	1.13	(e)	(0.25	)(e)	0
Year ended 12/31/11	7.79	0.23	0.56	0.79	(0.36)	—	(0.36)	8.22	10.17	4,087	0.25		1.52		2.88		14
Year ended 12/31/10(f)	7.50	0.31	0.50	0.81	(0.25)	(0.27)	(0.52)	7.79	10.92	6,212	0.25	(g)	1.42	(g)	6.79	(g)	26

Class B
Six months ended 06/30/12	8.15	(0.04)	0.39	0.35	—	—	—	8.50	4.29	1,276	1.00	(e)	1.88	(e)	(1.00	)(e)	0
Year ended 12/31/11	7.73	0.17	0.55	0.72	(0.30)	—	(0.30)	8.15	9.37	1,289	1.00		2.27		2.13		14
Year ended 12/31/10	7.32	0.46	0.41	0.87	(0.19)	(0.27)	(0.46)	7.73	12.08	1,115	1.00		2.69		6.04		26
Year ended 12/31/09	6.06	0.47	1.16	1.63	(0.37)	—	(0.37)	7.32	26.90	773	1.08		4.89		6.94		214
Year ended 12/31/08	9.80	0.17	(3.76)	(3.59)	(0.11)	(0.04)	(0.15)	6.06	(36.53)	522	1.16		9.38		2.13		29
Year ended 12/31/07(f)	10.02	0.24	(0.13)	0.11	(0.24)	(0.09)	(0.33)	9.80	1.15	500	1.29	(g)	23.18	(g)	2.51	(g)	20

Class C
Six months ended 06/30/12	8.14	(0.04)	0.39	0.35	—	—	—	8.49	4.30	5,023	1.00	(e)	1.88	(e)	(1.00	)(e)	0
Year ended 12/31/11	7.73	0.17	0.54	0.71	(0.30)	—	(0.30)	8.14	9.24	3,468	1.00		2.27		2.13		14
Year ended 12/31/10	7.31	0.46	0.42	0.88	(0.19)	(0.27)	(0.46)	7.73	12.24	2,136	1.00		2.69		6.04		26
Year ended 12/31/09	6.06	0.47	1.15	1.62	(0.37)	—	(0.37)	7.31	26.72	1,387	1.08		4.89		6.94		214
Year ended 12/31/08	9.80	0.17	(3.76)	(3.59)	(0.11)	(0.04)	(0.15)	6.06	(36.53)	597	1.16		9.38		2.13		29
Year ended 12/31/07(f)	10.02	0.24	(0.13)	0.11	(0.24)	(0.09)	(0.33)	9.80	1.15	277	1.29	(g)	23.18	(g)	2.51	(g)	20

Class C5
Six months ended 06/30/12	8.14	(0.04)	0.38	0.34	—	—	—	8.48	4.18	580	1.00	(e)	1.88	(e)	(1.00	)(e)	0
Year ended 12/31/11	7.72	0.17	0.55	0.72	(0.30)	—	(0.30)	8.14	9.38	595	1.00		2.27		2.13		14
Year ended 12/31/10(f)	7.42	0.28	0.48	0.76	(0.19)	(0.27)	(0.46)	7.72	10.44	747	1.00	(g)	2.17	(g)	6.04	(g)	26

Class R
Six months ended 06/30/12	8.19	(0.02)	0.39	0.37	—	—	—	8.56	4.52	5,905	0.50	(e)	1.38	(e)	(0.50	)(e)	0
Year ended 12/31/11	7.77	0.21	0.55	0.76	(0.34)	—	(0.34)	8.19	9.81	3,692	0.50		1.77		2.63		14
Year ended 12/31/10	7.34	0.51	0.42	0.93	(0.23)	(0.27)	(0.50)	7.77	12.83	3,536	0.50		2.19		6.54		26
Year ended 12/31/09	6.07	0.52	1.15	1.67	(0.40)	—	(0.40)	7.34	27.47	1,840	0.58		4.39		7.44		214
Year ended 12/31/08	9.82	0.21	(3.78)	(3.57)	(0.14)	(0.04)	(0.18)	6.07	(36.27)	432	0.66		8.88		2.63		29
Year ended 12/31/07(f)	10.02	0.28	(0.13)	0.15	(0.26)	(0.09)	(0.35)	9.82	1.59	153	0.79	(g)	22.68	(g)	3.01	(g)	20

Class R5
Six months ended 06/30/12	8.20	(0.02)	0.39	0.37	—	—	—	8.57	4.51	683	0.50	(e)	1.38	(e)	(0.50	)(e)	0
Year ended 12/31/11	7.76	0.21	0.57	0.78	(0.34)	—	(0.34)	8.20	10.08	631	0.50		1.77		2.63		14
Year ended 12/31/10(f)	7.47	0.30	0.49	0.79	(0.23)	(0.27)	(0.50)	7.76	10.73	570	0.50	(g)	1.67	(g)	6.54	(g)	26

Class Y
Six months ended 06/30/12	8.24	0.00	0.39	0.39	—	—	—	8.63	4.73	656	0.00	(e)	0.88	(e)	0.00	(e)	0
Year ended 12/31/11	7.81	0.25	0.56	0.81	(0.38)	—	(0.38)	8.24	10.39	190	0.00		1.27		3.13		14
Year ended 12/31/10	7.37	0.55	0.43	0.98	(0.27)	(0.27)	(0.54)	7.81	13.42	398	0.00		1.69		7.04		26
Year ended 12/31/09	6.09	0.56	1.14	1.70	(0.42)	—	(0.42)	7.37	27.96	75	0.08		3.89		7.94		214
Year ended 12/31/08(f)	7.56	0.05	(1.32)	(1.27)	(0.16)	(0.04)	(0.20)	6.09	(16.73)	24	0.10	(g)	10.26	(g)	3.19	(g)	29

Institutional Class
Six months ended 06/30/12	8.25	0.00	0.39	0.39	—	—	—	8.64	4.73	5,418	0.00	(e)	0.69	(e)	0.00	(e)	0
Year ended 12/31/11	7.81	0.25	0.57	0.82	(0.38)	—	(0.38)	8.25	10.52	13	0.00		1.02		3.13		14
Year ended 12/31/10	7.38	0.55	0.42	0.97	(0.27)	(0.27)	(0.54)	7.81	13.25	12	0.00		1.38		7.04		26
Year ended 12/31/09	6.09	0.53	1.18	1.71	(0.42)	—	(0.42)	7.38	28.13	11	0.08		3.49		7.94		214
Year ended 12/31/08	9.84	0.28	(3.82)	(3.54)	(0.17)	(0.04)	(0.21)	6.09	(35.94)	9	0.15		7.72		3.14		29
Year ended 12/31/07(f)	10.02	0.34	(0.14)	0.20	(0.29)	(0.09)	(0.38)	9.84	2.03	51	0.28	(g)	21.86	(g)	3.53	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.87%, 0.87%, 0.79%, 0.81%, 0.78% and 0.81% for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $17,321, $4,188, $1,317, $4,548, $579, $5,408, $658, $526 and $5,070 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5 shares.
(g)	Annualized.

36        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average net		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					assets with		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/12	$8.20	$(0.01)	$0.39	$0.38	$—	$—	$—	$8.58	4.63%	$11,361	0.25	%(e)	1.61	%(e)	(0.25	)%(e)	1%
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	7,586	0.25		3.01		3.34		22
Year ended 12/31/10	7.13	0.48	0.44	0.92	(0.43)	—	(0.43)	7.62	13.08	3,693	0.25		3.63		6.42		27
Year ended 12/31/09	5.87	0.45	1.19	1.64	(0.38)	—	(0.38)	7.13	27.92	2,533	0.32		7.20		6.87		214
Year ended 12/31/08	9.78	0.17	(3.84)	(3.67)	(0.17)	(0.07)	(0.24)	5.87	(37.51)	1,248	0.42		11.10		2.10		27
Year ended 12/31/07(f)	10.02	0.29	(0.14)	0.15	(0.29)	(0.10)	(0.39)	9.78	1.55	1,177	0.54	(g)	24.63	(g)	3.01	(g)	20

Class A5
Six months ended 06/30/12	8.20	(0.01)	0.39	0.38	—	—	—	8.58	4.63	1,496	0.25	(e)	1.61	(e)	(0.25	)(e)	1
Year ended 12/31/11	7.62	0.27	0.50	0.77	(0.19)	—	(0.19)	8.20	10.16	1,430	0.25		3.01		3.34		22
Year ended 12/31/10(f)	7.27	0.29	0.49	0.78	(0.43)	—	(0.43)	7.62	10.91	1,793	0.25	(g)	2.97	(g)	6.42	(g)	27

Class B
Six months ended 06/30/12	8.11	(0.04)	0.39	0.35	—	—	—	8.46	4.32	486	1.00	(e)	2.36	(e)	(1.00	)(e)	1
Year ended 12/31/11	7.55	0.20	0.51	0.71	(0.15)	—	(0.15)	8.11	9.39	478	1.00		3.76		2.59		22
Year ended 12/31/10	7.08	0.42	0.43	0.85	(0.38)	—	(0.38)	7.55	12.13	489	1.00		4.38		5.67		27
Year ended 12/31/09	5.84	0.40	1.18	1.58	(0.34)	—	(0.34)	7.08	27.02	432	1.07		7.95		6.12		214
Year ended 12/31/08	9.75	0.11	(3.82)	(3.71)	(0.13)	(0.07)	(0.20)	5.84	(38.03)	214	1.17		11.85		1.35		27
Year ended 12/31/07(f)	10.02	0.21	(0.13)	0.08	(0.25)	(0.10)	(0.35)	9.75	0.80	184	1.29	(g)	25.38	(g)	2.26	(g)	20

Class C
Six months ended 06/30/12	8.13	(0.04)	0.38	0.34	—	—	—	8.47	4.18	2,968	1.00	(e)	2.36	(e)	(1.00	)(e)	1
Year ended 12/31/11	7.57	0.20	0.51	0.71	(0.15)	—	(0.15)	8.13	9.36	1,872	1.00		3.76		2.59		22
Year ended 12/31/10	7.09	0.42	0.44	0.86	(0.38)	—	(0.38)	7.57	12.26	709	1.00		4.38		5.67		27
Year ended 12/31/09	5.85	0.40	1.18	1.58	(0.34)	—	(0.34)	7.09	26.97	487	1.07		7.95		6.12		214
Year ended 12/31/08	9.76	0.10	(3.81)	(3.71)	(0.13)	(0.07)	(0.20)	5.85	(37.99)	253	1.17		11.85		1.35		27
Year ended 12/31/07(f)	10.02	0.21	(0.12)	0.09	(0.25)	(0.10)	(0.35)	9.76	0.90	150	1.29	(g)	25.38	(g)	2.26	(g)	20

Class C5
Six months ended 06/30/12	8.12	(0.04)	0.39	0.35	—	—	—	8.47	4.31	111	1.00	(e)	2.36	(e)	(1.00	)(e)	1
Year ended 12/31/11	7.56	0.20	0.51	0.71	(0.15)	—	(0.15)	8.12	9.37	99	1.00		3.76		2.59		22
Year ended 12/31/10(f)	7.20	0.25	0.49	0.74	(0.38)	—	(0.38)	7.56	10.40	335	1.00	(g)	3.72	(g)	5.67	(g)	27

Class R
Six months ended 06/30/12	8.17	(0.02)	0.38	0.36	—	—	—	8.53	4.41	2,524	0.50	(e)	1.86	(e)	(0.50	)(e)	1
Year ended 12/31/11	7.59	0.24	0.51	0.75	(0.17)	—	(0.17)	8.17	9.98	1,930	0.50		3.26		3.09		22
Year ended 12/31/10	7.11	0.46	0.43	0.89	(0.41)	—	(0.41)	7.59	12.74	1,708	0.50		3.88		6.17		27
Year ended 12/31/09	5.85	0.44	1.18	1.62	(0.36)	—	(0.36)	7.11	27.80	969	0.57		7.45		6.62		214
Year ended 12/31/08	9.77	0.14	(3.84)	(3.70)	(0.15)	(0.07)	(0.22)	5.85	(37.78)	275	0.67		11.35		1.85		27
Year ended 12/31/07(f)	10.02	0.26	(0.14)	0.12	(0.27)	(0.10)	(0.37)	9.77	1.29	151	0.79	(g)	24.88	(g)	2.76	(g)	20

Class R5
Six months ended 06/30/12	8.17	(0.03)	0.40	0.37	—	—	—	8.54	4.53	178	0.50	(e)	1.86	(e)	(0.50	)(e)	1
Year ended 12/31/11	7.60	0.24	0.50	0.74	(0.17)	—	(0.17)	8.17	9.84	146	0.50		3.26		3.09		22
Year ended 12/31/10(f)	7.24	0.27	0.51	0.78	(0.42)	—	(0.42)	7.60	10.85	135	0.50	(g)	3.22	(g)	6.17	(g)	27

Class Y
Six months ended 06/30/12	8.21	0.00	0.39	0.39	—	—	—	8.60	4.75	528	0.00	(e)	1.36	(e)	0.00	(e)	1
Year ended 12/31/11	7.63	0.29	0.50	0.79	(0.21)	—	(0.21)	8.21	10.36	482	0.00		2.76		3.59		22
Year ended 12/31/10	7.14	0.51	0.43	0.94	(0.45)	—	(0.45)	7.63	13.33	196	0.00		3.38		6.67		27
Year ended 12/31/09	5.87	0.47	1.19	1.66	(0.39)	—	(0.39)	7.14	28.32	51	0.07		6.95		7.12		214
Year ended 12/31/08(f)	7.42	0.04	(1.35)	(1.31)	(0.17)	(0.07)	(0.24)	5.87	(17.57)	42	0.09	(g)	19.27	(g)	2.43	(g)	27

Institutional Class
Six months ended 06/30/12	8.21	0.00	0.40	0.40	—	—	—	8.61	4.87	4,862	0.00	(e)	1.12	(e)	0.00	(e)	1
Year ended 12/31/11	7.62	0.29	0.51	0.80	(0.21)	—	(0.21)	8.21	10.50	11	0.00		2.36		3.59		22
Year ended 12/31/10	7.14	0.50	0.43	0.93	(0.45)	—	(0.45)	7.62	13.18	10	0.00		3.03		6.67		27
Year ended 12/31/09	5.87	0.44	1.22	1.66	(0.39)	—	(0.39)	7.14	28.32	21	0.06		6.36		7.13		214
Year ended 12/31/08	9.79	0.19	(3.86)	(3.67)	(0.18)	(0.07)	(0.25)	5.87	(37.42)	32	0.15		10.22		2.37		27
Year ended 12/31/07(f)	10.02	0.31	(0.14)	0.17	(0.30)	(0.10)	(0.40)	9.79	1.78	51	0.28	(g)	24.12	(g)	3.27	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.87%, 0.87%, 0.79%, 0.82%, 0.78% and 0.82% for the six months ended June 30, 2012 and the years ended December 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $10,088, $1,486, $515, $2,658, $107, $2,308, $163, $452 and $2,308 for Class A, Class A5, Class B, Class C, Class C5, Class R, Class R5, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of January 31, 2007 for Class A, Class B, Class C, Class R and Institutional Class shares; October 3, 2008 for Class Y shares; and June 1, 2010 for Class A5, Class C5 and Class R5 shares.,
(g)	Annualized.

NOTE—11 Subsequent Event

Effective September 24, 2012, Class A5, C5, R5 and Institutional Class shares will be renamed Class AX, CX, RX and R5 shares, respectively.

37        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012, through June 30, 2012.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Balanced-Risk Retirement Now Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Class A	$1,000.00	$1,028.00	$1.26	$1,023.62	$1.26	0.25%

Class A5	1,000.00	1,028.00	1.26	1,023.62	1.26	0.25

Class B	1,000.00	1,024.00	5.03	1,019.89	5.02	1.00

Class C	1,000.00	1,023.90	5.03	1,019.89	5.02	1.00

Class C5	1,000.00	1,024.00	5.03	1,019.89	5.02	1.00

Class R	1,000.00	1,027.40	2.52	1,022.38	2.51	0.50

Class R5	1,000.00	1,026.30	2.52	1,022.38	2.51	0.50

Class Y	1,000.00	1,029.70	0.00	1,024.86	0.00	0.00

Institutional	1,000.00	1,028.60	0.00	1,024.86	0.00	0.00

38        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2020 Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Class A	$1,000.00	$1,044.20	$1.27	$1,023.62	$1.26	0.25%

Class A5	1,000.00	1,044.20	1.27	1,023.62	1.26	0.25

Class B	1,000.00	1,039.00	5.07	1,019.89	5.02	1.00

Class C	1,000.00	1,040.20	5.07	1,019.89	5.02	1.00

Class C5	1,000.00	1,040.20	5.07	1,019.89	5.02	1.00

Class R	1,000.00	1,043.20	2.54	1,022.38	2.51	0.50

Class R5	1,000.00	1,043.20	2.54	1,022.38	2.51	0.50

Class Y	1,000.00	1,044.10	0.00	1,024.86	0.00	0.00

Institutional	1,000.00	1,045.10	0.00	1,024.86	0.00	0.00

Invesco Balanced-Risk Retirement 2030 Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Class A	$1,000.00	$1,045.90	$1.27	$1,023.62	$1.26	0.25%

Class A5	1,000.00	1,047.00	1.27	1,023.62	1.26	0.25

Class B	1,000.00	1,042.80	5.08	1,019.89	5.02	1.00

Class C	1,000.00	1,042.80	5.08	1,019.89	5.02	1.00

Class C5	1,000.00	1,042.80	5.08	1,019.89	5.02	1.00

Class R	1,000.00	1,044.90	2.54	1,022.38	2.51	0.50

Class R5	1,000.00	1,044.90	2.54	1,022.38	2.51	0.50

Class Y	1,000.00	1,048.10	0.00	1,024.86	0.00	0.00

Institutional	1,000.00	1,048.00	0.00	1,024.86	0.00	0.00

Invesco Balanced-Risk Retirement 2040 Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Class A	$1,000.00	$1,046.20	$1.27	$1,023.62	$1.26	0.25%

Class A5	1,000.00	1,046.20	1.27	1,023.62	1.26	0.25

Class B	1,000.00	1,042.90	5.08	1,019.89	5.02	1.00

Class C	1,000.00	1,043.00	5.08	1,019.89	5.02	1.00

Class C5	1,000.00	1,041.80	5.08	1,019.89	5.02	1.00

Class R	1,000.00	1,045.20	2.54	1,022.38	2.51	0.50

Class R5	1,000.00	1,045.10	2.54	1,022.38	2.51	0.50

Class Y	1,000.00	1,047.30	0.00	1,024.86	0.00	0.00

Institutional	1,000.00	1,047.30	0.00	1,024.86	0.00	0.00

39        Invesco Balanced-Risk Retirement Funds

NOTE 10—Financial Highlights—(continued)

Invesco Balanced-Risk Retirement 2050 Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
Class A	$1,000.00	$1,046.30	$1.27	$1,023.62	$1.26	0.25%

Class A5	1,000.00	1,046.30	1.27	1,023.62	1.26	0.25

Class B	1,000.00	1,043.20	5.08	1,019.89	5.02	1.00

Class C	1,000.00	1,041.80	5.08	1,019.89	5.02	1.00

Class C5	1,000.00	1,043.10	5.08	1,019.89	5.02	1.00

Class R	1,000.00	1,044.10	2.54	1,022.38	2.51	0.50

Class R5	1,000.00	1,045.30	2.54	1,022.38	2.51	0.50

Class Y	1,000.00	1,047.50	0.00	1,024.86	0.00	0.00

Institutional	1,000.00	1,048.70	0.00	1,024.86	0.00	0.00

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

40        Invesco Balanced-Risk Retirement Funds

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Balanced-Risk Retirement Now Fund, Invesco Balanced-Risk Retirement 2020 Fund, Invesco Balanced-Risk Retirement 2030 Fund, Invesco Balanced-Risk Retirement 2040 Fund and Invesco Balanced-Risk Retirement 2050 Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of AIM Growth Series (Invesco Growth Series) (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Invesco Balanced-Risk Retirement Now Fund
The Board noted that comparative performance data for only the past four calendar years was available. The Board compared the Fund’s performance during the past one, three and four calendar years to the

41        Invesco Balanced-Risk Retirement Funds

performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one year period and the fourth quintile for the three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and four year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2020 Fund
The Board noted that comparative performance data for only the past four calendar years was available. The Board compared the Fund’s performance during the past one, three and four calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2020 Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A Shares of the Fund was above the performance of the Index for the one, three and four year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2030 Fund
The Board noted that comparative performance data for only the past four calendar years was available. The Board compared the Fund’s performance during the past one, three and four calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2030 Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and four year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2040 Fund
The Board noted that comparative performance data for only the past four calendar years was available. The Board compared the Fund’s performance during the past one, three and four calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2040 Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and four year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Balanced-Risk Retirement 2050 Fund
The Board noted that comparative performance data for only the past four calendar years was available. The Board compared the Fund’s performance during the past one, three and four calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target 2050+ Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one, three and four year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods (there being no Index data for the four year period). The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers
The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge any Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of each Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a direct profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

42        Invesco Balanced-Risk Retirement Funds

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

IBRR-SAR-1	Invesco Distributors, Inc.

Invesco Convertible Securities Fund
Nasdaq:
A: CNSAX ▪ B: CNSBX ▪ C: CNSCX ▪ Y: CNSDX ▪ Institutional: CNSIX
Semiannual Report to Shareholders ▪ June 30, 2012

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
9	Financial Statements
11	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses
19	Approval of Investment Advisory and Sub-Advisory Agreements

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.45%

Class B Shares	6.03

Class C Shares	6.18

Class Y Shares	6.57

Institutional Class Shares	6.64

Bank of America Merrill Lynch All Convertibles All Qualities Index▼
(Broad Market/Style-Specific Index)	6.59

Lipper Convertible Securities Funds Index▼ (Peer Group Index)	4.39

Source(s): ▼Lipper Inc.
The Bank of America Merrill Lynch All Convertibles All Qualities Index is an unmanaged index that measures performance of US dollar-denominated convertible securities not currently in bankruptcy with a total market value greater than $50 million at issuance.
     The Lipper Convertible Securities Funds Index represents the average performance of the 10 largest convertible securities mutual funds, as classified by Lipper Inc.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12, including maximum applicable
sales charges

Class A Shares

Inception (7/28/97)		5.66%

10	Years	6.23

5	Years	3.08

1	Year	-7.97

Class B Shares

Inception (10/31/85)		7.45%

10	Years	6.18

5	Years	3.12

1	Year	-8.14

Class C Shares

Inception (7/28/97)		5.28%

10	Years	6.05

5	Years	3.50

1	Year	-4.17

Class Y Shares

Inception (7/28/97)		6.32%

10	Years	7.10

5	Years	4.52

1	Year	-2.36

Institutional Class Shares

10	Years	6.87%

5	Years	4.34

1	Year	-2.24

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Morgan Stanley Convertible Securities Trust, advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Convertible Securities Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Convertible Securities Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on May 23, 2011. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.98%, 1.73%, 1.73%, 0.73% and 0.58%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2 Invesco Convertible Securities Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3 Invesco Convertible Securities Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Principal
	Amount	Value

Bonds and Notes–79.69%
Aerospace & Defense–0.37%
AAR Corp., Sr. Unsec. Conv. Notes, 1.75%, 02/01/13(b)	$3,100,000	$3,076,750

Alternative Carriers–1.66%
Level 3 Communications Inc., Sr. Unsec. Conv. Notes, 6.50%, 10/01/16	1,400,000	1,961,750

tw telecom inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(b)	8,525,000	11,998,938

		13,960,688

Aluminum–0.22%
Kaiser Aluminum Corp., Sr. Unsec. Conv. Notes, 4.50%, 04/01/15	1,500,000	1,856,250

Application Software–3.44%
Concur Technologies Inc., Sr. Unsec. Conv. Notes, 2.50%, 04/15/15(c)	4,650,000	6,614,625

Mentor Graphics Corp, Unsec. Sub. Conv. Deb., 4.00%, 04/01/18(b)	3,350,000	3,588,688

Nuance Communications Inc., Sr. Unsec. Conv. Deb., 2.75%, 11/01/17(b)(c)	8,150,000	9,036,312

TIBCO Software Inc., Sr. Unsec. Conv. Notes, 2.25%, 05/05/17(b)(c)	10,000,000	9,762,500

		29,002,125

Asset Management & Custody Banks–2.49%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(b)	8,010,000	8,680,837

Ares Capital Corp., Sr. Unsec. Conv. Notes, 5.75%, 02/01/16	1,000,000	1,031,200

5.75%, 02/01/16(c)	6,000,000	6,135,000

Janus Capital Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 07/15/14	5,000,000	5,118,750

		20,965,787

Automobile Manufacturers–0.30%
Ford Motor Co., Sr. Unsec. Conv. Notes, 4.25%, 11/15/16	1,834,000	2,558,430

Biotechnology–6.04%
BioMarin Pharmaceutical Inc., Sr. Sub. Conv. Notes, 1.88%, 04/23/17	3,081,000	6,300,645

Cubist Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 2.50%, 11/01/17	3,300,000	4,764,375

Dendreon Corp., Sr. Unsec. Conv. Notes, 2.88%, 01/15/16	4,752,000	3,326,400

Gilead Sciences Inc., Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	10,656,000	13,839,480

Human Genome Sciences Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/18	2,500,000	2,996,875

Isis Pharmaceuticals Inc., Unsec. Sub. Conv. Notes, 2.63%, 02/15/14(b)	2,600,000	2,645,500

Medivation Inc., Sr. Unsec. Conv. Notes, 2.63%, 04/01/17	6,000,000	7,192,500

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	2,600,000	858,000

Theravance Inc., Unsec. Sub. Conv. Notes, 3.00%, 01/15/15	3,300,000	3,601,125

Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	4,050,000	5,310,562

		50,835,462

Broadcasting–0.43%
Central European Media Enterprises Ltd. (Czech Republic), Jr. Sec. Gtd. Conv. Global Bonds, 5.00%, 11/15/15	4,100,000	3,592,625

Cable & Satellite–0.34%
XM Satellite Radio Inc., Sr. Gtd. Sub. Conv. Notes, 7.00%, 12/01/14(c)	2,200,000	2,876,500

Casinos & Gaming–2.15%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	5,760,000	6,386,400

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	11,545,000	11,732,606

		18,119,006

Coal & Consumable Fuels–0.41%
Alpha Appalachia Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 3.25%, 08/01/15	4,000,000	3,470,000

Communications Equipment–1.00%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(c)	5,705,000	6,403,863

Ixia, Sr. Unsec. Conv. Notes, 3.00%, 12/15/15	2,000,000	2,050,000

		8,453,863

Computer Storage & Peripherals–2.70%
EMC Corp., Series B, Sr. Unsec. Conv. Notes, 1.75%, 12/01/13	5,425,000	8,856,312

NetApp Inc., Sr. Unsec. Conv. Notes, 1.75%, 06/01/13	3,255,000	3,735,113

SanDisk Corp., Sr. Unsec. Conv. Notes, 1.50%, 08/15/17	9,800,000	10,130,750

		22,722,175

Construction & Engineering–0.36%
MasTec Inc., Sr. Unsec. Gtd. Conv. Notes, 4.00%, 06/15/14	2,500,000	3,018,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Convertible Securities Fund

	Principal
	Amount	Value

Construction & Farm Machinery & Heavy Trucks–1.89%
Greenbrier Cos Inc., Sr. Unsec. Conv. Notes, 3.50%, 04/01/18	$6,510,000	$5,769,488

Terex Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 4.00%, 06/01/15	4,000,000	5,330,000

Wabash National Corp., Sr. Unsec. Gtd. Conv. Notes, 3.38%, 05/01/18	5,000,000	4,818,750

		15,918,238

Construction Materials–0.43%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	4,100,000	3,638,750

Consumer Finance–0.58%
DFC Global Corp., Sr. Unsec. Conv. Notes, 3.25%, 04/15/17(c)	4,500,000	4,865,625

Data Processing & Outsourced Services–1.39%
Alliance Data Systems Corp., Sr. Unsec. Conv. Notes, 1.75%, 08/01/13	6,730,000	11,693,375

Diversified Metals & Mining–0.61%
RTI International Metals Inc., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 12/01/15	5,000,000	5,100,000

Electrical Components & Equipment–0.87%
EnerSys, Sr. Unsec. Conv. Notes, 3.38%, 06/01/15(b)(d)	3,012,000	3,441,210

General Cable Corp.,
Sr. Unsec. Gtd. Conv. Notes, 0.88%, 11/15/13	2,000,000	1,912,700

Unsec. Sub. Conv. Global Notes, 4.50%, 11/15/29(e)	2,000,000	1,957,500

		7,311,410

Electronic Manufacturing Services–0.78%
TTM Technologies Inc., Sr. Unsec. Conv. Notes, 3.25%, 05/15/15	6,550,000	6,550,000

Environmental & Facilities Services–0.84%
Covanta Holding Corp., Sr. Unsec. Conv. Notes, 3.25%, 06/01/14	6,000,000	7,072,500

Footwear–1.15%
Iconix Brand Group Inc., Sr. Unsec. Sub. Conv. Notes, 2.50%, 06/01/16(c)	10,000,000	9,687,500

Gold–1.13%
Newmont Mining Corp., Series A, Sr. Unsec. Gtd. Conv. Notes, 1.25%, 07/15/14	3,400,000	4,233,000

Royal Gold Inc., Sr. Unsec. Conv. Notes, 2.88%, 06/15/19	5,000,000	5,262,500

		9,495,500

Health Care Equipment–5.27%
HeartWare International Inc., Sr. Unsec. Conv. Notes, 3.50%, 12/15/17	5,500,000	6,517,500

Hologic Inc., Sr. Unsec. Conv. Notes, 2.00%, 12/15/16(b)(d)	8,000,000	8,460,000

Insulet Corp., Sr. Unsec. Conv. Notes, 3.75%, 06/15/16	4,500,000	5,023,125

Integra Lifesciences Holdings Corp., Sr. Unsec. Gtd. Conv. Notes, 1.63%, 12/15/16	8,500,000	8,191,875

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	5,500,000	5,451,875

Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	9,200,000	10,775,500

		44,419,875

Health Care Facilities–1.82%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	9,100,000	8,485,750

LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	6,400,000	6,872,000

		15,357,750

Health Care Services–1.77%
Chemed Corp., Sr. Unsec. Gtd. Conv. Notes, 1.88%, 05/15/14	6,441,000	6,489,307

Omnicare Inc., Sr. Unsec. Sub. Gtd. Conv. Notes, 3.75%, 04/01/42	9,147,000	8,426,674

		14,915,981

Home Entertainment Software–1.04%
Electronic Arts Inc., Sr. Unsec. Conv. Notes, 0.75%, 07/15/16(c)	10,000,000	8,800,000

Homebuilding–1.15%
DR Horton Inc., Sr. Unsec. Gtd. Conv. Notes, 2.00%, 05/15/14	2,500,000	3,733,500

Lennar Corp., Sr. Unsec. Gtd. Conv. Notes, 2.75%, 12/15/15(b)(c)	3,850,000	5,953,063

		9,686,563

Industrial Machinery–0.59%
Chart Industries Inc., Sr. Unsec. Sub. Conv. Notes, 2.00%, 08/01/18	4,000,000	4,945,000

Industrial REIT’s–0.45%
ProLogis, Sr. Unsec. Gtd. Conv. Notes., 3.25%, 03/15/15	3,400,000	3,752,750

Integrated Oil & Gas–0.12%
Lukoil International Finance BV (Russia), Sr. Unsec. Gtd. Conv. Bonds, 2.63%, 06/16/15	1,000,000	1,050,500

Internet Retail–0.63%
priceline.com Inc., Sr. Unsec. Notes, 1.00%, 03/15/18(c)	5,000,000	5,293,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Convertible Securities Fund

	Principal
	Amount	Value

Internet Software & Services–4.43%
Dealer Track Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 1.50%, 03/15/17(c)	$6,500,000	$6,890,000

Equinix Inc., Unsec. Sub. Conv. Notes, 3.00%, 10/15/14	8,800,000	14,894,000

VeriSign Inc., Jr. Unsec. Sub. Conv. Global Notes, 3.25%, 08/15/37	8,005,000	11,186,987

WebMD Health Corp., Sr. Unsec. Notes, 2.50%, 01/31/18	5,100,000	4,309,500

		37,280,487

Investment Banking & Brokerage–0.73%
Knight Capital Group Inc., Sr. Sub. Conv. Notes, 3.50%, 03/15/15	6,500,000	6,110,000

Life & Health Insurance–0.61%
American Equity Investment Life Holding Co., Sr. Unsec. Conv. Notes, 3.50%, 09/15/15(c)	4,700,000	5,146,500

Life Sciences Tools & Services–0.80%
Illumina Inc., Sr. Unsec. Conv. Notes, 0.25%, 03/15/16(c)	7,500,000	6,731,250

Metal & Glass Containers–0.26%
Owens-Brockway Glass Container Inc., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 06/01/15(c)	2,300,000	2,208,000

Movies & Entertainment–0.83%
Liberty Interractive LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(b)	5,700,000	6,989,625

Office REIT’s–0.75%
SL Green Operating Partnership L.P., Sr. Unsec. Gtd. Conv. Notes, 3.00%, 10/15/17(c)	5,500,000	6,325,000

Oil & Gas Equipment & Services–1.91%
Exterran Holdings Inc., Sr. Unsec. Conv. Notes, 4.25%, 06/15/14	3,500,000	3,399,375

Helix Energy Solutions Group Inc., Sr. Unsec. Conv. Notes, 3.25%, 03/15/18(b)	6,600,000	6,888,750

Hornbeck Offshore Services Inc., Sr. Unsec. Gtd. Conv. Global Notes, 1.63%, 11/15/13(b)(e)	5,500,000	5,788,750

		16,076,875

Oil & Gas Exploration & Production–2.04%
Cheapeake Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 2.50%, 05/15/17(b)	3,400,000	2,928,250

2.75%, 11/15/15(b)	3,300,000	3,031,875

Goodrich Petroleum Corp., Sr. Unsec. Conv. Notes, 5.00%, 10/01/14(b)	5,600,000	5,243,000

Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17(c)	6,500,000	6,012,500

		17,215,625

Packaged Foods & Meats–0.90%
Smithfield Foods Inc., Sr. Unsec. Conv. Notes, 4.00%, 06/30/13	6,800,000	7,599,000

Pharmaceuticals–4.29%
Akorn Inc., Sr. Unsec. Conv. Notes, 3.50%, 06/01/16	4,000,000	7,660,000

Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	4,000,000	4,830,000

Medicis Pharmaceutical Corp., Sr. Unsec. Conv. Notes, 1.38%, 06/01/17	6,000,000	5,977,500

Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 1.50%, 03/15/19(c)	8,000,000	8,600,000

Medicines Co./The, Sr. Unsec. Conv. Notes, 1.38%, 06/01/17(c)	4,000,000	4,105,000

Viropharma Inc., Sr. Unsec. Conv. Notes, 2.00%, 03/15/17	3,500,000	4,978,750

		36,151,250

Semiconductor Equipment–3.05%
Lam Research Corp., Sr. Unsec. Conv. Notes, 1.25%, 05/15/18(c)	10,800,000	10,705,500

Novellus Systems Inc., Sr. Unsec. Conv. Notes, 2.63%, 05/15/41(c)	7,000,000	8,636,250

Photronics Inc., Sr. Unsec. Conv. Notes, 3.25%, 04/01/16(c)	6,525,000	6,378,187

		25,719,937

Semiconductors–5.00%
Advanced Micro Devices Inc., Sr. Unsec. Conv. Global Notes, 6.00%, 05/01/15	1,907,000	1,933,221

Sr. Unsec. Conv. Notes, 5.75%, 08/15/12	1,085,000	1,093,138

Intel Corp., Jr. Unsec. Sub. Conv. Deb., 2.95%, 12/15/35	6,476,000	7,358,355

2.95%, 12/15/35(c)	1,300,000	1,477,125

Linear Technology Corp., Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(b)	8,075,000	8,377,812

Micron Technology Inc., Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/18(b)(c)	6,000,000	5,340,000

ON Semiconductor Corp., Sr. Unsec. Gtd. Sub. Conv. Notes, 2.63%, 12/15/13(b)	1,250,000	1,292,188

2.63%, 12/15/13(b)(c)	3,600,000	3,721,500

SunPower Corp., Sr. Unsec. Conv. Notes, 4.75%, 04/15/14	4,850,000	4,352,875

Xilinx Inc., Sr. Unsec. Conv. Notes, 2.63%, 06/15/17	5,530,000	7,119,875

		42,066,089

Specialized Finance–0.93%
Air Lease Corp., Sr. Unsec. Conv. Notes, 3.88%, 12/01/18(c)	7,800,000	7,800,000

Specialized REIT’s–0.58%
Rayonier TRS Holdings Inc., Sr. Unsec. Gtd. Conv. Notes, 4.50%, 08/15/15(c)	3,500,000	4,908,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Convertible Securities Fund

	Principal
	Amount	Value

Steel–2.45%
ArcelorMittal (Luxembourg), Sr. Unsec. Conv. Notes, 5.00%, 05/15/14	$6,050,000	$6,231,500

Steel Dynamics Inc., Sr. Unsec. Gtd. Conv. Notes, 5.13%, 06/15/14	7,900,000	8,295,000

United States Steel Corp., Sr. Unsec. Conv. Notes, 4.00%, 05/15/14	6,000,000	6,105,000

		20,631,500

Systems Software–1.54%
Microsoft Corp., Sr. Unsec. Conv. Notes, 0%, 06/15/13(c)(f)	3,150,000	3,358,688

Rovi Corp., Sr. Unsec. Conv. Notes, 2.63%, 02/20/15(b)	5,020,000	4,856,850

Symantec Corp., Series B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	4,650,000	4,783,687

		12,999,225

Thrifts & Mortgage Finance–0.35%
Radian Group Inc., Sr. Unsec. Conv. Notes, 3.00%, 11/15/17	5,000,000	2,962,500

Trading Companies & Distributors–1.22%
Kaman Corp., Sr. Unsec. Conv. Notes, 3.25%, 11/15/17(c)	2,235,000	2,545,106

Titan Machinery Inc., Sr. Unsec. Conv. Notes, 3.75%, 05/01/19(c)	4,000,000	4,000,000

United Rentals Inc., Sr. Unsec. Conv. Notes, 4.00%, 11/15/15	1,200,000	3,745,500

		10,290,606

Trucking–1.10%
Avis Budget Group Inc., Sr. Unsec. Conv. Notes, 3.50%, 10/01/14	7,365,000	9,224,663

Wireless Telecommunication Services–1.50%
SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	9,071,000	12,608,690

Total Bonds and Notes (Cost $644,881,114)		671,109,050

	Shares
Preferred Stocks–14.66%
Aerospace & Defense–0.78%
United Technologies Corp., $3.75 Conv. Pfd.	125,000	6,586,250

Asset Management & Custody Banks–0.30%
AMG Capital Trust II, $2.58 Conv. Pfd.	58,000	2,519,375

Automobile Manufacturers–0.44%
General Motors Co., Series B,, $2.38 Conv. Pfd.	110,750	3,676,900

Diversified Banks–1.64%
Wells Fargo & Co.–Class A, Series L, $75.00 Conv. Pfd.	12,300	13,837,500

Electric Utilities–1.06%
PPL Corp., $4.38 Conv. Pfd.	33,500	1,792,250

$4.75 Conv. Pfd.	135,300	7,157,370

		8,949,620

Health Care Facilities–0.72%
HealthSouth Corp., Series A, $65.00 Conv. Pfd.	5,700	6,043,425

Health Care Services–0.42%
Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	82,133	3,500,508

Industrial Machinery–1.09%
Stanley Black & Decker Inc., $4.75 Conv. Pfd.	78,500	9,185,285

Life & Health Insurance–0.64%
MetLife Inc., $3.75 Conv. Pfd.	86,400	5,345,568

Multi-Line Insurance–0.64%
Hartford Financial Services Group Inc., Series F, $1.81 Conv. Pfd.	289,400	5,411,780

Oil & Gas Exploration & Production–0.94%
Apache Corp., Series D, $3.00 Conv. Pfd.	157,200	7,897,728

Other Diversified Financial Services–2.44%
Bank of America Corp., Series L, $72.50 Conv. Pfd.	12,900	12,577,500

Citigroup Inc., $7.50 Conv. Pfd.	92,900	7,948,524

		20,526,024

Packaged Foods & Meats–0.42%
2009 Dole Food Automatic Common Exchange Security Trust, $0.88 Conv. Pfd.(c)	396,000	3,502,145

Regional Banks–1.29%
KeyCorp, Series A, $7.75 Conv. Pfd.	18,000	2,007,000

Wintrust Financial Corp., $3.75 Conv. Pfd.,	147,300	7,843,725

Class C, $50.00 Conv. Pfd.,	1,000	1,000,250

		10,850,975

Research & Consulting Services–0.84%
Nielsen Holdings N.V., $3.13 Conv. Pfd.	138,120	7,104,548

Tires & Rubber–0.32%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.	63,000	2,721,600

Trucking–0.68%
2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(c)	606,100	5,760,253

Total Preferred Stocks (Cost $130,923,868)		123,419,484

Common Stocks–1.82%
Biotechnology–0.87%
Alexion Pharmaceuticals, Inc.(g)	73,464	7,294,975

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Convertible Securities Fund

	Shares	Value

Computer Storage & Peripherals–0.19%
EMC Corp.(g)	62,565	$1,603,541

Railroads–0.24%
Kansas City Southern	28,990	2,016,544

Wireless Telecommunication Services–0.52%
Crown Castle International Corp.(g)	75,336	4,419,210

Total Common Stocks (Cost $6,753,040)		15,334,270

Money Market Funds–2.92%
Liquid Assets Portfolio–Institutional Class(h)	12,313,553	12,313,553

Premier Portfolio–Institutional Class(h)	12,313,553	12,313,553

Total Money Market Funds (Cost $24,627,106)		24,627,106

TOTAL INVESTMENTS–99.09% (Cost $807,185,128)		834,489,910

OTHER ASSETS LESS LIABILITIES–0.91%		7,627,848

NET ASSETS–100.00%		$842,117,758

Investment Abbreviations:

Conv.	– Convertible
Deb.	– Debentures
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $189,580,492, which represented 22.51% of the Fund’s Net Assets.
(d)	Step coupon bond. Rate shown is the rate in effect on June 30, 2012.
(e)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Zero coupon bond issued at a discount.
(g)	Non-income producing security.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Information Technology	24.6%

Health Care	22.0

Financials	13.5

Industrials	10.7

Consumer Discretionary	8.8

Energy	5.4

Materials	5.1

Telecommunication Services	3.7

Consumer Staples	1.3

Utilities	1.1

Money Market Funds Plus Other Assets Less Liabilities	3.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Convertible Securities Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $782,558,022)	$809,862,804

Investments in affiliated money market funds, at value and cost	24,627,106

Total investments, at value (Cost $807,185,128)	834,489,910

Receivable for:
Investments sold	4,679,094

Fund shares sold	1,347,865

Dividends and interest	4,454,087

Investment for trustee deferred compensation and retirement plans	11,016

Other assets	56,614

Total assets	845,038,586

Liabilities:
Payable for:
Investments purchased	868,722

Fund shares reacquired	1,621,967

Accrued fees to affiliates	314,055

Accrued other operating expenses	12,043

Trustee deferred compensation and retirement plans	104,041

Total liabilities	2,920,828

Net assets applicable to shares outstanding	$842,117,758

Net assets consist of:
Shares of beneficial interest	$825,166,802

Undistributed net investment income (loss)	(200,594)

Undistributed net realized gain (loss)	(10,153,232)

Unrealized appreciation	27,304,782

$842,117,758

Net Assets:
Class A	$506,374,193

Class B	$8,429,716

Class C	$84,585,720

Class Y	$240,096,400

Institutional Class	$2,631,729

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	25,599,355

Class B	424,992

Class C	4,293,134

Class Y	12,126,593

Institutional Class	133,030

Class A:
Net asset value per share	$19.78

Maximum offering price per share (Net asset value of $19.78 divided by 94.50%)	$20.93

Class B:
Net asset value and offering price per share	$19.83

Class C:
Net asset value and offering price per share	$19.70

Class Y:
Net asset value and offering price per share	$19.80

Institutional Class:
Net asset value and offering price per share	$19.78

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Convertible Securities Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Interest	$9,125,859

Dividends	4,156,876

Dividends from affiliated money market funds	16,872

Total investment income	13,299,607

Expenses:
Advisory fees	2,198,175

Administrative services fees	118,335

Custodian fees	12,881

Distribution fees:

Class A	582,833

Class B	49,127

Class C	324,074

Transfer agent fees — Class A, B, C and Y	556,974

Transfer agent fees — Institutional	58

Trustees’ and officers’ fees and benefits	29,896

Other	176,886

Total expenses	4,049,239

Less: Fees waived and expense offset arrangement(s)	(18,215)

Net expenses	4,031,024

Net investment income	9,268,583

Realized and unrealized gain from:
Net realized gain from investment securities	6,416,456

Change in net unrealized appreciation of investment securities	37,032,617

Net realized and unrealized gain	43,449,073

Net increase in net assets resulting from operations	$52,717,656

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Convertible Securities Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$9,268,583	$15,372,481

Net realized gain (loss)	6,416,456	(14,150,218)

Change in net unrealized appreciation (depreciation)	37,032,617	(81,408,913)

Net increase (decrease) in net assets resulting from operations	52,717,656	(80,186,650)

Distributions to shareholders from net investment income:
Class A	(5,745,158)	(9,209,678)

Class B	(69,154)	(151,638)

Class C	(634,771)	(976,967)

Class Y	(2,917,192)	(4,016,291)

Institutional Class	(31,815)	(30,690)

Total distributions from net investment income	(9,398,090)	(14,385,264)

Share transactions–net:
Class A	(39,691,330)	460,823,869

Class B	(2,662,058)	597,013

Class C	(7,452,406)	78,526,174

Class Y	25,412,077	209,775,935

Institutional Class	703,102	2,017,823

Net increase (decrease) in net assets resulting from share transactions	(23,690,615)	751,740,814

Net increase in net assets	19,628,951	657,168,900

Net assets:
Beginning of period	822,488,807	165,319,907

End of period (includes undistributed net investment income of $(200,594) and $(71,087), respectively)	$842,117,758	$822,488,807

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Convertible Securities Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to seek a high level of total return on its assets through a combination of current income and capital appreciation.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

11        Invesco Convertible Securities Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

12        Invesco Convertible Securities Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $750 million	0.520%

Next $250 million	0.470%

Next $500 million	0.420%

Next $500 million	0.395%

Next $1 billion	0.370%

Over $3 billion	0.345%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.11%, 1.86%, 1.86%, 0.86% and 0.86%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.

13        Invesco Convertible Securities Fund

  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $17,465.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.
  For the six months ended June 30, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $37,253 in front-end sales commissions from the sale of Class A shares and $6,140, $10,826 and $21,356 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$127,814,890	$35,565,970	$—	$163,380,860

Corporate Debt Securities	—	671,109,050	—	671,109,050

Total Investments	$127,814,890	$706,675,020	$—	$834,489,910

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $750.

14        Invesco Convertible Securities Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$1,816,076	$—	$1,816,076

December 31, 2019	6,453,091	—	6,453,091

Total capital loss carryforward	$8,269,167	$—	$8,269,167

*	Capital loss carryforward as of the date listed above is reduced for limitation, if any, to the extent required by the Internal Revenue Service. To the extent that unrealized gains as of May 23, 2011, the date of reorganization of Invesco Van Kampen Harbor Fund into the Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $210,638,586 and $235,373,186, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$63,261,489

Aggregate unrealized (depreciation) of investment securities	(40,375,239)

Net unrealized appreciation of investment securities	$22,886,250

Cost of investments for tax purposes is $811,603,660.

15        Invesco Convertible Securities Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	2,172,101	$43,105,217	13,317,412	$271,534,918

Class B	24,988	501,122	122,242	2,512,516

Class C	590,606	11,776,979	3,672,839	74,859,030

Class Y	4,149,816	82,773,524	13,913,381	281,440,401

Institutional Class	48,324	977,862	33,432	640,720

Issued as reinvestment of dividends:
Class A	230,375	4,571,089	392,683	7,603,988

Class B	2,826	56,285	6,391	125,094

Class C	25,562	504,114	42,819	825,578

Class Y	103,741	2,060,050	153,002	2,970,058

Institutional Class	1,550	30,673	1,587	30,487

Automatic conversion of Class B shares to Class A shares:
Class A	88,826	1,779,121	177,265	3,485,358

Class B	(88,280)	(1,779,121)	(176,832)	(3,485,358)

Issued in connection with acquisitions:(b)
Class A	—	—	14,616,812	309,284,242

Class B	—	—	348,851	7,397,271

Class C	—	—	1,244,991	26,175,151

Class Y	—	—	1,629,301	34,518,583

Institutional Class	—	—	64,292	1,362,216

Reacquired:
Class A	(4,496,472)	(89,146,757)	(6,802,978)	(131,084,637)

Class B	(72,423)	(1,440,344)	(291,825)	(5,952,510)

Class C	(998,690)	(19,733,499)	(1,223,711)	(23,333,585)

Class Y	(2,988,022)	(59,421,497)	(5,691,697)	(109,153,107)

Institutional Class	(15,386)	(305,433)	(769)	(15,600)

Net increase (decrease) in share activity	(1,220,558)	$(23,690,615)	35,549,488	$751,740,814

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	As of the opening of business on May 23, 2011, the Fund acquired all the net assets of Invesco Van Kampen Harbor Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 17,904,247 shares of the Fund for 21,325,851 shares outstanding of the Target Fund as of the close of business on May 20, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund on the close of business, April 29, 2011. The Target Fund’s net assets at that date of $378,737,463 including $53,787,265 of unrealized appreciation, was combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $522,752,156. The net assets immediately after the acquisition were $901,489,619.
The pro forma results of operations for the year ended December 31, 2011 assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period, are as follows:

Net investment income	$19,163,880

Net realized/unrealized gains (losses)	(77,709,141)

Change in net assets resulting from operations	$(58,545,261)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Fund’s Statement of Operations since May 23, 2011.

16        Invesco Convertible Securities Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)		(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/12	$18.78	$0.21	$1.01	$1.22	$(0.22)	$—	$(0.22)	$19.78	6.50	%(h)	$506,374	0.95	%(d)(h)	0.95	%(d)(h)	2.16	%(d)(h)	25%
Year ended 12/31/11	20.05	0.46	(1.34)	(0.88)	(0.39)	—	(0.39)	18.78	(4.46)		518,426	0.97		0.98		2.37		38
Three months ended 12/31/10	18.71	0.12	1.35	1.47	(0.13)	—	(0.13)	20.05	7.86		118,359	1.09	(e)	1.10	(e)	2.42	(e)	24
Year ended 09/30/10	16.86	0.59	1.97	2.56	(0.71)	—	(0.71)	18.71	15.45		90,840	1.17		1.17		3.33		85
Year ended 09/30/09	15.35	0.40	1.72	2.12	(0.49)	(0.12)	(0.61)	16.86	14.80		82,241	1.27	(f)			2.86	(f)	104
Year ended 09/30/08	19.01	0.32	(3.52)	(3.20)	(0.46)	—	(0.46)	15.35	(17.05)		80,731	1.12	(f)			1.76	(f)	95
Year ended 09/30/07	17.29	0.39	1.84	2.23	(0.51)	—	(0.51)	19.01	13.03		108,594	1.10	(f)			2.16	(f)	97

Class B
Six months ended 06/30/12	18.83	0.13	1.02	1.15	(0.15)	—	(0.15)	19.83	6.08	(h)	8,430	1.72	(d)(h)	1.72	(d)(h)	1.39	(d)(h)	25
Year ended 12/31/11	20.10	0.32	(1.35)	(1.03)	(0.24)	—	(0.24)	18.83	(5.16)		10,505	1.72		1.73		1.62		38
Three months ended 12/31/10	18.76	0.08	1.35	1.43	(0.09)	—	(0.09)	20.10	7.64		11,038	1.84	(e)	1.85	(e)	1.67	(e)	24
Year ended 09/30/10	16.90	0.46	1.97	2.43	(0.57)	—	(0.57)	18.76	14.61		11,454	1.92		1.92		2.58		85
Year ended 09/30/09	15.39	0.29	1.72	2.01	(0.38)	(0.12)	(0.50)	16.90	13.93		16,790	2.02	(f)			2.11	(f)	104
Year ended 09/30/08	19.03	0.19	(3.51)	(3.32)	(0.32)	—	(0.32)	15.39	(17.64)		23,691	1.88	(f)			1.00	(f)	95
Year ended 09/30/07	17.31	0.26	1.83	2.09	(0.37)	—	(0.37)	19.03	12.14		42,383	1.86	(f)			1.40	(f)	97

Class C
Six months ended 06/30/12	18.69	0.16	0.99	1.15	(0.14)	—	(0.14)	19.70	6.18	(h)	84,586	1.46	(d)(h)	1.46	(d)(h)	1.65	(d)(h)	25
Year ended 12/31/11	19.94	0.32	(1.33)	(1.01)	(0.24)	—	(0.24)	18.69	(5.12)		87,388	1.72		1.73		1.62		38
Three months ended 12/31/10	18.61	0.08	1.34	1.42	(0.09)	—	(0.09)	19.94	7.64		18,719	1.84	(e)	1.85	(e)	1.67	(e)	24
Year ended 09/30/10	16.77	0.46	1.96	2.42	(0.58)	—	(0.58)	18.61	14.62		9,486	1.92		1.92		2.58		85
Year ended 09/30/09	15.28	0.30	1.70	2.00	(0.39)	(0.12)	(0.51)	16.77	13.96		6,175	2.02	(f)			2.11	(f)	104
Year ended 09/30/08	18.91	0.18	(3.49)	(3.31)	(0.32)	—	(0.32)	15.28	(17.68)		5,981	1.88	(f)			1.00	(f)	95
Year ended 09/30/07	17.20	0.25	1.83	2.08	(0.37)	—	(0.37)	18.91	12.18		8,453	1.86	(f)			1.40	(f)	97

Class Y
Six months ended 06/30/12	18.81	0.24	1.00	1.24	(0.25)	—	(0.25)	19.80	6.57		240,096	0.72	(d)	0.72	(d)	2.39	(d)	25
Year ended 12/31/11	20.07	0.52	(1.34)	(0.82)	(0.44)	—	(0.44)	18.81	(4.16)		204,319	0.72		0.73		2.62		38
Three months ended 12/31/10	18.73	0.13	1.35	1.48	(0.14)	—	(0.14)	20.07	7.92		17,204	0.84	(e)	0.85	(e)	2.67	(e)	24
Year ended 09/30/10	16.87	0.64	1.97	2.61	(0.75)	—	(0.75)	18.73	15.78		3,661	0.92		0.92		3.58		85
Year ended 09/30/09	15.37	0.57	1.58	2.15	(0.53)	(0.12)	(0.65)	16.87	15.07		1,022	1.02	(f)			3.11	(f)	104
Year ended 09/30/08	19.02	0.36	(3.50)	(3.14)	(0.51)	—	(0.51)	15.37	(16.82)		86	0.88	(f)			2.00	(f)	95
Year ended 09/30/07	17.28	0.45	1.84	2.29	(0.55)	—	(0.55)	19.02	13.42		589	0.86	(f)			2.40	(f)	97

Institutional Class
Six months ended 06/30/12	18.78	0.25	1.01	1.26	(0.26)	—	(0.26)	19.78	6.70		2,632	0.60	(d)	0.60	(d)	2.51	(d)	25
Year ended 12/31/11(g)	21.19	0.33	(2.38)	(2.05)	(0.36)	—	(0.36)	18.78	(9.70)		1,851	0.57	(e)	0.58	(e)	2.77	(e)	38

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $525,707, $9,879, $88,812, $233,979 and $2,369 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(e)	Annualized.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios was less than 0.005% for the years ended December 31, 2009 and 2007 and 0.01% for the year ended December 31, 2008.
(g)	Commencement date of May 23, 2011.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.23%, 1.00% and 0.74% for Class A, Class B and Class C shares, respectively.

NOTE 11—Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

17        Invesco Convertible Securities Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
A	$1,000.00	$1,064.50	$4.88	$1,020.14	$4.77	0.95%

B	1,000.00	1,060.30	8.81	1,016.31	8.62	1.72

C	1,000.00	1,061.80	7.48	1,017.60	7.32	1.46

Y	1,000.00	1,065.70	3.70	1,021.28	3.62	0.72

Institutional	1,000.00	1,066.40	3.06	1,021.90	3.00	0.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

18        Invesco Convertible Securities Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Convertible Securities Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Convertible Securities Funds Index. The Board noted that

19        Invesco Convertible Securities Fund

performance of Class A shares of the Fund was in the second quintile of the performance universe for the one and three year periods and the first quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

20        Invesco Convertible Securities Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
MS-CSEC-SAR-1     Invesco Distributors, Inc.

Invesco Conservative Allocation Fund
Nasdaq: A: CAAMX ▪ B: CMBAX
C: CACMX ▪ R: CMARX ▪ S: CMASX
Y: CAAYX ▪ Institutional: CMAIX
Invesco Growth Allocation Fund
Nasdaq: A: AADAX ▪ B: AAEBX
C: AADCX ▪ R: AADRX ▪ S: AADSX
Y: AADYX ▪ Institutional: AADIX
Invesco Moderate Allocation Fund
Nasdaq: A: AMKAX ▪ B: AMKBX
C: AMKCX ▪ R: AMKRX ▪ S: AMKSX
Y: ABKYX ▪ Institutional: AMLIX

Invesco Allocation Funds
Semiannual Report to Shareholders ▪ June 30, 2012

2	Fund Performance
8	Letters to Shareholders
9	Schedule of Investments
13	Financial Statements
16	Notes to Financial Statements
25	Financial Highlights
28	Fund Expenses
30	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary – Invesco Conservative Allocation Fund

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.33%

Class B Shares	4.96

Class C Shares	4.95

Class R Shares	5.24

Class S Shares	5.42

Class Y Shares	5.44

Institutional Class Shares	5.51

S&P 500 Index▼ (Broad Market Index)	9.49

Custom Conservative Allocation Index■ (Style-Specific Index)	4.07

Lipper Mixed-Asset Target Allocation Conservative Funds Index▼ (Peer Group Index)	4.32

Source(s): ▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Custom Conservative Allocation Index, created by Invesco to serve as a benchmark for Invesco Conservative Allocation Fund, is composed of the following indexes: the S&P 500, the MSCI EAFE® and the Barclays U.S. Aggregate. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund.
     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (4/29/05)	3.54%

5 Years	1.13

1 Year	0.08

Class B Shares

Inception (4/29/05)	3.60%

5 Years	1.22

1 Year	0.06

Class C Shares

Inception (4/29/05)	3.62%

5 Years	1.58

1 Year	4.05

Class R Shares

Inception (4/29/05)	4.11%

5 Years	2.05

1 Year	5.58

Class S Shares

Inception	4.39%

5 Years	2.33

1 Year	6.09

Class Y Shares

Inception	4.46%

5 Years	2.43

1 Year	6.03

Institutional Class Shares

Inception (4/29/05)	4.63%

5 Years	2.56

1 Year	6.10
Class S shares incepted on June 6, 2011. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.17%, 1.92%, 1.92%, 1.42%, 1.07%, 0.92% and 0.85%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.64% for Invesco Conservative Allocation Fund.

3	Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Growth Allocation Fund

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.06%

Class B Shares	5.64

Class C Shares	5.64

Class R Shares	5.88

Class S Shares	6.06

Class Y Shares	6.16

Institutional Class Shares	6.12

S&P 500 Index▼ (Broad Market Index)	9.49

Custom Growth Allocation Index■ (Style-Specific Index)	5.93

Lipper Multi-Cap Core Funds Index▼ (Peer Group Index)	7.44

Source(s): ▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Custom Growth Allocation Index, created by Invesco to serve as a benchmark for Invesco Growth Allocation Fund, is composed of the following indexes: the S&P 500, the MSCI EAFE® and the Barclays U.S. Aggregate. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund.
     The Lipper Multi-Cap Core Funds Index is an unmanaged index considered representative of multi-cap core funds tracked by Lipper.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

4	Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (4/30/04)	3.90%

5 Years	-2.79

1 Year	-4.77

Class B Shares

Inception (4/30/04)	3.87%

5 Years	-2.74

1 Year	-4.89

Class C Shares

Inception (4/30/04)	3.86%

5 Years	-2.40

1 Year	-0.98

Class R Shares

Inception (4/30/04)	4.38%

5 Years	-1.92

1 Year	0.54

Class S Shares

Inception	4.66%

5 Years	-1.63

1 Year	0.93

Class Y Shares

Inception	4.75%

5 Years	-1.49

1 Year	1.06

Institutional Class Shares

Inception (4/30/04)	4.95%

5 Years	-1.38

1 Year	1.07
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.36%, 2.11%, 2.11%, 1.61%, 1.26%, 1.11% and 0.91%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, Class B, Class C, Class R, Class S and Class Y shares in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.78% for Invesco Growth Allocation Fund.

5	Invesco Allocation Funds

Fund Performance

Performance summary – Invesco Moderate Allocation Fund

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.77%

Class B Shares	5.41

Class C Shares	5.42

Class R Shares	5.68

Class S Shares	5.88

Class Y Shares	5.97

Institutional Class Shares	5.95

S&P 500 Index▼ (Broad Market Index)	9.49

Custom Moderate Allocation Index■ (Style-Specific Index)	5.21

Lipper Mixed-Asset Target Allocation Moderate Funds Index▼ (Peer Group Index)	5.27

Source(s): ▼Lipper Inc.; ■Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Custom Moderate Allocation Index, created by Invesco to serve as a benchmark for Invesco Moderate Allocation Fund, is composed of the following indexes: the S&P 500, the MSCI EAFE® and the Barclays U.S. Aggregate. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund.
     The Lipper Mixed-Asset Target Allocation Moderate Funds Index is an unmanaged index considered representative of mixed-asset target allocation moderate funds tracked by Lipper.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

6	Invesco Allocation Funds

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (4/30/04)	4.21%

5 Years	-0.14

1 Year	-2.44

Class B Shares

Inception (4/30/04)	4.19%

5 Years	-0.09

1 Year	-2.54

Class C Shares

Inception (4/30/04)	4.16%

5 Years	0.23

1 Year	1.47

Class R Shares

Inception (4/30/04)	4.69%

5 Years	0.76

1 Year	3.05

Class S Shares

Inception	4.96%

5 Years	1.04

1 Year	3.39

Class Y Shares

Inception	5.06%

5 Years	1.19

1 Year	3.53

Institutional Class Shares

Inception (4/30/04)	5.22%

5 Years	1.27

1 Year	3.54
Class S shares incepted on September 25, 2009. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares was 1.23%, 1.98%, 1.98%, 1.48%, 1.13%, 0.98% and 0.82%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class S, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses on the Fund’s Class A, Class B, Class C, Class R, Class S and Class Y shares in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.72% for Invesco Moderate Allocation Fund.

7	Invesco Allocation Funds

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.

8	Invesco Allocation Funds

Schedule of Investments

June 30, 2012
(Unaudited)

Invesco Conservative Allocation Fund
Schedule of Investments in Affiliated Issuers–100.17%(a)

	% of
	Net				Change in
	Assets	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	06/30/12	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	Income	06/30/12	06/30/12

Asset Allocation Funds–13.46%
Invesco Balanced-Risk Allocation Fund	9.45%	$27,965,029	$1,006,396	$(179,087)	$1,363,284	$11,700	$—	2,419,192	$30,167,322

Invesco Balanced-Risk Commodity Strategy Fund(b)	4.01%	11,782,064	1,598,315	(672,326)	22,341	69,011	—	1,257,309	12,799,405

Total Asset Allocation Funds		39,747,093	2,604,711	(851,413)	1,385,625	80,711	—		42,966,727

Domestic Equity Funds–19.51%
Invesco Charter Fund	2.73%	8,160,396	526,110	(447,610)	414,153	64,997	—	500,749	8,718,046

Invesco Diversified Dividend Fund	4.23%	12,590,644	495,570	(596,766)	922,760	80,876	137,246	1,053,324	13,493,084

Invesco Endeavor Fund(b)	2.18%	6,326,491	479,169	(428,249)	495,178	87,072	—	389,025	6,959,661

Invesco Small Cap Equity Fund(b)	1.77%	5,342,125	362,891	(337,237)	193,606	81,991	—	423,995	5,643,376

Invesco Van Kampen American Franchise Fund(b)	3.87%	11,477,896	1,283,155	(1,491,423)	897,825	183,297	—	1,017,360	12,350,750

Invesco Van Kampen Comstock Fund	2.57%	7,633,540	524,047	(567,392)	526,950	93,815	77,011	501,280	8,210,960

Invesco Van Kampen Growth and Income Fund	2.16%	6,504,384	309,118	(370,157)	411,207	49,901	55,456	347,656	6,904,453

Total Domestic Equity Funds		58,035,476	3,980,060	(4,238,834)	3,861,679	641,949	269,713		62,280,330

Fixed-Income Funds–53.62%
Invesco Core Plus Bond Fund	24.15%	75,409,626	5,003,926	(4,851,126)	1,634,362	(82,268)	1,728,603	7,153,481	77,114,520

Invesco Emerging Market Local Currency Debt Fund	3.38%	8,963,952	1,883,263	(573,578)	551,699	(52,101)	237,968	1,136,417	10,773,235

Invesco Floating Rate Fund	5.39%	16,740,960	1,008,485	(884,328)	380,863	(31,671)	448,512	2,244,369	17,214,309

Invesco High Yield Fund	4.89%	15,168,622	608,579	(896,646)	777,877	(34,362)	498,587	3,720,017	15,624,070

Invesco Premium Income Fund(b)	3.96%	12,346,639	841,291	(1,077,369)	524,961	18,136	318,712	1,202,819	12,653,658

PowerShares 1-30 Laddered Treasury Portfolio — ETF	11.85%	38,158,744	3,791,740	(5,107,191)	578,027	527,651	331,654	1,140,600	37,822,296

Total Fixed-Income Funds		166,788,543	13,137,284	(13,390,238)	4,447,789	345,385	3,564,036		171,202,088

Foreign Equity Funds–11.23%
Invesco Developing Markets Fund	3.24%	9,261,273	1,196,993	(868,334)	731,591	35,376	—	339,237	10,356,899

Invesco International Core Equity Fund	4.19%	11,474,001	2,450,129	(612,838)	189,106	(128,281)	—	1,450,338	13,372,117

Invesco International Growth Fund	3.80%	10,830,312	1,287,956	(548,050)	585,276	(9,042)	—	453,903	12,146,452

Total Foreign Equity Funds		31,565,586	4,935,078	(2,029,222)	1,505,973	(101,947)	—		35,875,468

Real Estate Funds–2.00%
Invesco Global Real Estate Fund	2.00%	5,799,801	315,293	(517,721)	771,874	31,874	65,980	592,697	6,401,121

Money Market Funds–0.35%
Liquid Assets Portfolio	0.18%	1,443,743	7,355,293	(8,237,012)	—	—	504	562,024	562,024

Premier Portfolio	0.17%	1,443,744	7,355,293	(8,237,013)	—	—	393	562,024	562,024

Total Money Market Funds		2,887,487	14,710,586	(16,474,025)	—	—	897		1,124,048

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $295,768,857)	100.17%	$304,823,986	$39,683,012	$(37,501,453)	$11,972,940 (c)	$997,972 (c)	$3,900,626		$319,849,782

OTHER ASSETS LESS LIABILITIES	(0.17)								(555,745)

NET ASSETS	100.00%								$319,294,037

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed and the Fund shares of the exchange-traded fund.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $126,064 of return of capital and $611 of capital gains from PowerShares 1-30 Laddered Treasury Portfolio — ETF.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2012
(Unaudited)

Invesco Growth Allocation Fund
Schedule of Investments in Affiliated Issuers–99.73%(a)

	% of
	Net				Change in
	Assets	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	06/30/12	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	Income	06/30/12	06/30/12

Asset Allocation Funds–21.57%
Invesco Balanced-Risk Allocation Fund	15.65%	$133,958,847	$7,443,394	$(13,929,988)	$5,752,471	$557,350	$—	10,728,314	$133,782,074

Invesco Balanced-Risk Commodity Strategy Fund(b)	5.92%	50,290,060	3,165,663	(3,185,286)	120,012	201,615	—	4,969,751	50,592,064

Total Asset Allocation Funds		184,248,907	10,609,057	(17,115,274)	5,872,483	758,965	—		184,374,138

Domestic Equity Funds–42.50%
Invesco Charter Fund	5.96%	51,321,889	523,429	(3,824,680)	2,437,779	454,253	—	2,924,335	50,912,670

Invesco Diversified Dividend Fund	9.15%	79,218,917	2,508,425	(9,547,902)	5,244,261	786,675	830,844	6,105,416	78,210,376

Invesco Endeavor Fund(b)	4.78%	40,037,226	1,814,992	(4,504,515)	2,840,379	638,872	—	2,282,110	40,826,954

Invesco Small Cap Equity Fund(b)	3.86%	33,816,007	518,098	(2,965,325)	1,070,543	567,895	—	2,479,881	33,007,218

Invesco Van Kampen American Franchise Fund(b)	8.46%	72,433,403	3,774,433	(10,466,402)	5,908,847	673,922	—	5,957,513	72,324,203

Invesco Van Kampen Comstock Fund	5.58%	48,104,724	1,236,132	(5,324,178)	3,050,520	671,534	466,783	2,914,453	47,738,732

Invesco Van Kampen Growth and Income Fund	4.71%	40,946,214	1,126,026	(4,596,566)	2,336,024	409,375	337,870	2,025,230	40,221,073

Total Domestic Equity Funds		365,878,380	11,501,535	(41,229,568)	22,888,353	4,202,526	1,635,497		363,241,226

Fixed-Income Funds–6.79%
Invesco Premium Income Fund	6.79%	61,312,860	7,458,200	(13,294,361)	2,384,769	228,745	1,543,012	5,521,883	58,090,213

Foreign Equity Funds–24.51%
Invesco Developing Markets Fund	7.08%	58,468,477	3,510,529	(6,025,747)	4,419,958	100,995	—	1,980,813	60,474,212

Invesco International Core Equity Fund	9.14%	72,485,244	10,318,770	(4,722,602)	1,196,159	(1,119,600)	—	8,477,003	78,157,971

Invesco International Growth Fund	8.29%	68,448,471	2,536,036	(3,445,036)	3,689,683	(372,491)	—	2,647,857	70,856,663

Total Foreign Equity Funds		199,402,192	16,365,335	(14,193,385)	9,305,800	(1,391,096)	—		209,488,846

Real Estate Funds–4.36%
Invesco Global Real Estate Fund	4.36%	36,517,161	1,162,399	(5,234,324)	5,867,141	(1,072,304)	397,943	3,448,155	37,240,073

Money Market Funds–0.00%
Liquid Assets Portfolio	0.00%	91,912	17,840,776	(17,932,688)	—	—	704	—	—

Premier Portfolio	0.00%	91,912	17,840,776	(17,932,688)	—	—	543	—	—

Total Money Market Funds		183,824	35,681,552	(35,865,376)	—	—	1,247		—

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $782,843,265)	99.73%	$847,543,324	$82,778,078	$(126,932,288)	$46,318,546	$2,726,836	$3,577,699		$852,434,496

OTHER ASSETS LESS LIABILITIES	0.27%								2,294,564

NET ASSETS	100.00%								$854,729,060

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed and the Fund shares of the exchange-traded fund.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Allocation Funds

Schedule of Investments—(continued)

June 30, 2012
(Unaudited)

Invesco Moderate Allocation Fund
Schedule of Investments in Affiliated Issuers–100.13%(a)

	% of
	Net				Change in
	Assets	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	06/30/12	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	Income	06/30/12	06/30/12

Asset Allocation Funds–17.26%
Invesco Balanced-Risk Allocation Fund	12.30%	$90,965,195	$3,614,701	$(4,516,141)	$4,188,752	$196,808	$—	7,574,123	$94,449,315

Invesco Balanced-Risk Commodity Strategy Fund(b)	4.96%	36,423,983	3,350,449	(1,933,296)	86,158	169,780	—	3,742,345	38,097,074

Total Asset Allocation Funds		127,389,178	6,965,150	(6,449,437)	4,274,910	366,588	—		132,546,389

Domestic Equity Funds–31.37%
Invesco Charter Fund	4.39%	32,627,618	823,698	(1,629,623)	1,648,200	230,073	—	1,935,667	33,699,966

Invesco Diversified Dividend Fund	6.77%	50,588,914	973,548	(3,485,404)	3,609,306	325,812	542,358	4,060,279	52,012,176

Invesco Endeavor Fund(b)	3.52%	25,597,083	1,062,504	(1,923,407)	1,905,090	352,260	—	1,508,861	26,993,530

Invesco Small Cap Equity Fund(b)	2.86%	21,467,814	780,451	(1,392,516)	777,797	299,995	—	1,647,900	21,933,541

Invesco Van Kampen American Franchise Fund(b)	6.23%	46,008,953	3,258,753	(5,664,921)	3,494,082	746,828	—	3,940,996	47,843,695

Invesco Van Kampen Comstock Fund	4.13%	30,551,932	1,433,924	(2,716,193)	2,092,732	346,333	304,415	1,935,820	31,708,728

Invesco Van Kampen Growth and Income Fund	3.47%	26,138,729	490,012	(1,804,326)	1,598,710	192,604	219,586	1,340,168	26,615,729

Total Domestic Equity Funds		232,981,043	8,822,890	(18,616,390)	15,125,917	2,493,905	1,066,359		240,807,365

Fixed-Income Funds–29.78%
Invesco Core Plus Bond Fund	8.93%	69,521,152	5,625,389	(8,025,243)	1,670,851	(263,645)	1,575,858	6,357,004	68,528,504

Invesco Emerging Market Local Currency Debt Fund	2.49%	16,551,421	2,809,741	(1,137,170)	944,941	(66,149)	434,116	2,015,062	19,102,784

Invesco Floating Rate Fund	2.99%	23,179,690	1,635,213	(2,347,083)	689,652	(214,344)	613,223	2,991,281	22,943,128

Invesco High Yield Fund	3.62%	27,968,433	1,238,024	(2,761,408)	1,391,488	(49,248)	908,189	6,616,021	27,787,289

Invesco Premium Income Fund	5.86%	45,762,303	4,249,183	(6,977,580)	1,861,584	113,468	1,167,310	4,278,418	45,008,958

PowerShares 1-30 Laddered Treasury Portfolio — ETF	5.89%	47,302,296	5,257,959	(8,510,904)	549,765	997,238	222,921	1,364,800	45,256,768

Total Fixed-Income Funds		230,285,295	20,815,509	(29,759,388)	7,108,281	517,320	4,921,617		228,627,431

Foreign Equity Funds–18.07%
Invesco Developing Markets Fund	5.21%	37,218,374	3,278,183	(3,457,053)	2,858,005	106,507	—	1,310,318	40,004,016

Invesco International Core Equity Fund	6.74%	46,110,088	7,728,204	(2,256,329)	931,655	(801,630)	—	5,608,676	51,711,988

Invesco International Growth Fund	6.12%	43,598,173	3,156,017	(1,955,938)	2,231,428	(11,571)	—	1,757,030	47,018,109

Total Foreign Equity Funds		126,926,635	14,162,404	(7,669,320)	6,021,088	(706,694)	—		138,734,113

Real Estate Funds–3.21%
Invesco Global Real Estate Fund	3.21%	23,306,754	597,439	(2,372,510)	3,022,060	122,658	259,777	2,284,852	24,676,401

Money Market Funds–0.44%
Liquid Assets Portfolio	0.22%	2,845,384	15,437,738	(16,595,927)	—	—	987	1,687,195	1,687,195

Premier Portfolio	0.22%	2,845,384	15,437,738	(16,595,927)	—	—	763	1,687,195	1,687,195

Total Money Market Funds		5,690,768	30,875,476	(33,191,854)	—	—	1,750		3,374,390

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $706,054,438)	100.13%	$746,579,673	$82,238,868	$(98,058,899)	$35,552,256 (c)	$2,793,777 (c)	$6,249,503		$768,766,089

OTHER ASSETS LESS LIABILITIES	(0.13)%								(1,019,967)

NET ASSETS	100.00%								$767,746,122

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed and the Fund shares of the exchange-traded fund.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.
(c)	Includes $338,768 of return of capital and $818 of capital gains from PowerShares 1-30 Laddered Treasury Portfolio — ETF.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Allocation Funds

Portfolio Composition

June 30, 2012
(Unaudited)

Invesco Conservative Allocation Fund

	Target	% of Total
	Allocation	Net Assets
Asset Class	Range	As of 6/30/12

Intermediate Term Taxable Investment Grade	24.52%	24.15%

Taxable Non Investment Grade	14.36	14.24

Balanced Risk	13.50	13.46

Large Cap Value	8.78	8.96

International/Global Blend	4.00	4.19

Large Cap Growth	3.86	3.87

Inernational/Global Growth	3.68	3.80

Emerging Markets Fixed-Income	3.27	3.38

Emerging Markets	3.20	3.24

Large Cap Blend	2.72	2.73

Mid Cap Blend	2.08	2.18

Global Real Estate	1.92	2.00

Small Cap Blend	1.76	1.77

Cash Equivalents Plus Other Assets Less Liabilities	12.35	12.03

Invesco Growth Allocation Fund

	Target	% of Total
	Allocation	Net Assets
Asset Class	Range*	As of 6/30/12

Balanced Risk	22.00%	21.57%

Large Cap Value	19.48	19.44

International/Global Blend	8.88	9.14

Large Cap Growth	8.57	8.46

International/Global Growth	8.17	8.29

Emerging Markets	7.10	7.08

Taxable Non Investment grade	7.00	6.79

Large Cap Blend	6.03	5.96

Mid Cap Blend	4.62	4.78

Global Real Estate	4.26	4.36

Small Cap Blend	3.91	3.86

Cash Equivalents Plus Other Assets Less Liabilities	0.00	0.27

*	Percentage may not equal 100% due to rounding.

Invesco Moderate Allocation Fund

	Target	% of Total
	Allocation	Net Assets
Asset Class	Range	As of 6/30/12

Balanced risk	17.50%	17.26%

Large Cap Value	14.28	14.37

Taxable Non Investment Grade	12.71	12.47

Intermediate Term Taxable Investment grade	9.15	8.93

International/Global Blend	6.50	6.74

Large Cap Growth	6.27	6.23

International/Global Growth	5.98	6.12

Emerging Markets	5.20	5.21

Large Cap Blend	4.41	4.39

Mid Cap Blend	3.38	3.52

Global Real Estate	3.12	3.21

Small Cap Blend	2.86	2.86

Emerging Markets Fixed-Income	2.44	2.49

Cash Equivalents Plus Other Assets Less Liabilities	6.20	6.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Allocation Funds

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

	Invesco	Invesco	Invesco
	Conservative	Growth	Moderate
	Allocation Fund	Allocation Fund	Allocation Fund

Assets:
Investments in affiliated underlying funds, at value	$319,849,782	$852,434,496	$768,766,089

Cash	24,220	—	41,268

Receivable for:
Investments sold	—	4,477,568	189,841

Fund shares sold	268,900	409,749	591,322

Dividends — affiliated underlying funds	49	153	126

Fund expenses absorbed	—	15,941	—

Investment for trustee deferred compensation and retirement plans	34,795	42,464	28,609

Other assets	148,223	59,040	61,670

Total assets	320,325,969	857,439,411	769,678,925

Liabilities:
Payable for:
Fund shares reacquired	693,636	1,683,471	1,296,490

Amount due custodian	—	195,052	—

Accrued fees to affiliates	278,085	645,500	480,435

Accrued operating expenses	—	55,081	53,759

Trustee deferred compensation and retirement plans	60,211	131,247	102,119

Total liabilities	1,031,932	2,710,351	1,932,803

Net assets applicable to shares outstanding	$319,294,037	$854,729,060	$767,746,122

Net assets consist of:
Shares of beneficial interest	$322,900,996	$1,011,516,926	$799,275,043

Undistributed net investment income	5,440,046	6,610,286	14,642,311

Undistributed net realized gain (loss)	(33,127,930)	(232,989,383)	(108,882,883)

Unrealized appreciation	24,080,925	69,591,231	62,711,651

	$319,294,037	$854,729,060	$767,746,122

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Allocation Funds

Statement of Assets and Liabilities—(continued)

June 30, 2012
(Unaudited)

	Invesco	Invesco	Invesco
	Conservative	Growth	Moderate
	Allocation Fund	Allocation Fund	Allocation Fund

Net Assets:
Class A	$211,428,427	$567,587,948	$502,957,865

Class B	$33,138,039	$103,174,975	$87,358,707

Class C	$60,114,904	$127,103,773	$117,700,291

Class R	$9,236,407	$23,629,769	$19,436,524

Class S	$2,736,677	$30,738,757	$35,944,099

Class Y	$2,558,572	$2,448,596	$3,041,911

Institutional Class	$81,011	$45,242	$1,306,725

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	20,167,168	49,872,396	45,758,323

Class B	3,199,077	9,181,320	8,006,257

Class C	5,792,347	11,309,178	10,793,356

Class R	883,985	2,083,250	1,772,163

Class S	260,743	2,701,699	3,271,151

Class Y	244,336	215,230	276,371

Institutional Class	7,692	3,954	118,380

Class A:
Net asset value per share	$10.48	$11.38	$10.99

Maximum offering price per share
(Net asset value of divided by 94.50%)	$11.09	$12.04	$11.63

Class B:
Net asset value and offering price per share	$10.36	$11.24	$10.91

Class C:
Net asset value and offering price per share	$10.38	$11.24	$10.90

Class R:
Net asset value and offering price per share	$10.45	$11.34	$10.97

Class S:
Net asset value and offering price per share	$10.50	$11.38	$10.99

Class Y:
Net asset value and offering price per share	$10.47	$11.38	$11.01

Institutional Class:
Net asset value and offering price per share	$10.53	$11.44	$11.04

Cost of investments in affiliated underlying funds	$295,768,857	$782,843,265	$706,054,438

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Allocation Funds

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

	Invesco	Invesco	Invesco
	Conservative	Growth	Moderate
	Allocation Fund	Allocation Fund	Allocation Fund

Investment income:
Dividends from affiliated underlying funds	$3,900,626	$3,577,699	$6,249,503

Expenses:
Administrative services fees	66,075	129,995	118,353

Custodian fees	1,623	8,522	6,172

Distribution fees:
Class A	260,501	718,945	625,258

Class B	172,375	549,462	460,957

Class C	294,176	644,350	590,353

Class R	22,080	58,553	47,803

Class S	2,012	23,510	27,241

Transfer agent fees — A, B, C, R, S and Y	181,063	976,631	620,738

Transfer agent fees — Institutional	40	19	212

Trustees’ and officers’ fees and benefits	16,742	27,878	25,687

Other	64,799	177,972	117,204

Total expenses	1,081,486	3,315,837	2,639,978

Less: Expenses reimbursed and expense offset arrangement(s)	(110,137)	(798,811)	(427,347)

Net expenses	971,349	2,517,026	2,212,631

Net investment income	2,929,277	1,060,673	4,036,872

Realized and unrealized gain from:
Net realized gain from Investment securities	997,361	2,726,836	2,792,959

Net realized gain from distributions of affiliated underlying fund shares	611	—	818

Net realized gain from affiliated underlying fund shares	997,972	2,726,836	2,793,777

Change in net unrealized appreciation of affiliated underlying fund shares	11,972,940	46,318,546	35,552,256

Net increase in net assets resulting from operations	$15,900,189	$50,106,055	$42,382,905

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Allocation Funds

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	Invesco Conservative		Invesco Growth		Invesco Moderate
	Allocation Fund		Allocation Fund		Allocation Fund
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2012	2011	2012	2011	2012	2011

Operations:
Net investment income	$2,929,277	$6,275,091	$1,060,673	$9,670,429	$4,036,872	$14,239,218

Net realized gain	997,972	2,354,717	2,726,836	17,042,847	2,793,777	14,564,545

Change in net unrealized appreciation (depreciation)	11,972,940	(6,149,232)	46,318,546	(54,918,979)	35,552,256	(29,172,683)

Net increase (decrease) in net assets resulting from operations	15,900,189	2,480,576	50,106,055	(28,205,703)	42,382,905	(368,920)

Distributions to shareholders from net investment income:
Class A	—	(3,949,970)	—	(8,164,889)	—	(8,716,847)

Class B	—	(528,279)	—	(592,500)	—	(1,196,956)

Class C	—	(863,491)	—	(666,849)	—	(1,628,311)

Class R	—	(180,559)	—	(291,565)	—	(416,441)

Class S	—	(38,574)	—	(773,390)	—	(857,582)

Class Y	—	(23,544)	—	(45,849)	—	(37,130)

Institutional Class	—	(1,930)	—	(2,518)	—	(26,850)

Total distributions from net investment income	—	(5,586,347)	—	(10,537,560)	—	(12,880,117)

Share transactions–net:
Class A	(606,062)	156,273,954	(22,341,392)	296,919,058	(6,447,576)	156,492,890

Class B	(3,401,533)	26,232,202	(13,228,343)	45,628,236	(10,731,376)	15,676,330

Class C	990,309	42,466,775	(4,737,744)	56,467,542	(3,502,072)	12,730,289

Class R	605,645	5,009,412	442,276	8,051,908	493,047	(3,488,100)

Class S	37,730	2,593,994	(1,553,405)	(802,298)	(1,349,819)	843,959

Class Y	1,309,295	1,148,631	(300,308)	1,436,360	1,097,761	798,323

Institutional Class	—	45,736	—	(70,694)	131,302	59,937

Net increase (decrease) in net assets resulting from share transactions	(1,064,616)	233,770,704	(41,718,916)	407,630,112	(20,308,733)	183,113,628

Net increase in net assets	14,835,573	230,664,933	8,387,139	368,886,849	22,074,172	169,864,591

Net assets:
Beginning of period	304,458,464	73,793,531	846,341,921	477,455,072	745,671,950	575,807,359

End of period*	$319,294,037	$304,458,464	$854,729,060	$846,341,921	$767,746,122	$745,671,950

* Includes accumulated undistributed net investment income	$5,440,046	$2,510,769	$6,610,286	$5,549,613	$14,642,311	$10,605,439

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

AIM Growth Series (Invesco Growth Series) (the “Trust”) is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios (each constituting a “Fund”), each authorized to issue an unlimited number of shares of beneficial interest. The Funds covered in this report, each, a series portfolio of the Trust, are Invesco Conservative Allocation Fund (formerly Invesco Moderately Conservative Allocation Fund), Invesco Growth Allocation and Invesco Moderate Allocation Fund (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

16        Invesco Allocation Funds

  The investment objectives: to provide total return consistent with a lower level of risk relative to the broad stock market for Invesco Conservative Allocation Fund, to provide long-term growth of capital consistent with a higher level of risk relative to the broad stock market for Invesco Growth Allocation Fund, and to provide total return consistent with a moderate level of risk relative to the broad stock market for Invesco Moderate Allocation Fund.
  Each Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect wholly-owned subsidiaries of Invesco Ltd. Invesco may change each Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  Each Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class S, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the funds as a result of having the same investment adviser are set forth below.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

17        Invesco Allocation Funds

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Funds allocate income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Funds may elect to treat a portion of the proceeds from redemptions as distributions for federal tax purposes.
D.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Funds and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Funds’ servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Funds do not pay an advisory fee. However, each Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, Invesco has contractually agreed, through June 30, 2013, to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares for each Fund as shown in the following table:

	Class A	Class B	Class C	Class R	Class S	Class Y	Institutional Class

Invesco Conservative Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%

Invesco Growth Allocation Fund	2.00%	2.75%	2.75%	2.25%	1.90%	1.75%	1.75%

Invesco Moderate Allocation Fund	1.50%	2.25%	2.25%	1.75%	1.40%	1.25%	1.25%

18        Invesco Allocation Funds

  Prior to July 1, 2012, Invesco had contractually agreed to reimburse expenses to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares for each Fund as shown in the following table:

	Class A	Class B	Class C	Class R	Class S	Class Y	Institutional Class

Invesco Conservative Allocation Fund	0.39%	1.14%	1.14%	0.64%	0.29%	0.14%	0.14%

Invesco Growth Allocation Fund	0.37%	1.12%	1.12%	0.62%	0.27%	0.12%	0.12%

Invesco Moderate Allocation Fund	0.37%	1.12%	1.12%	0.62%	0.27%	0.12%	0.12%

  In determining Invesco’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Funds directly but are fees and expenses, including management fees, of the investment companies in which the Funds invest. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of each Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Funds. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
  For the six months ended June 30, 2012, Invesco reimbursed the following expenses:

	Class A	Class B	Class C	Class R	Class S	Class Y	Inst. Class

Invesco Conservative Allocation Fund	$72,424	$11,981	$20,447	$3,070	$932	$630	$22

Invesco Growth Allocation Fund	525,295	100,366	117,698	21,391	28,629	2,356	10

Invesco Moderate Allocation Fund	276,974	51,048	65,378	10,588	20,111	1,438	—

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to each Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Class S shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.15% of the average daily net assets of Class S shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Funds. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Funds. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Funds that IDI retained the following in front-end sales commissions from the sale of Class A shares and received the following in CDCS imposed on redemptions by shareholders:

	Front End Sales
	Charges	Contingent Deferred Sales Charges
	Class A	Class A	Class B	Class C

Invesco Conservative Allocation Fund	$41,859	$38	$16,127	$3,067

Invesco Growth Allocation Fund	121,689	275	73,770	5,545

Invesco Moderate Allocation Fund	105,048	282	54,953	3,999

The underlying funds pay no distribution fees and the Fund’s pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

19        Invesco Allocation Funds

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity Securities
Fund Name	Level 1	Level 2	Level 3	Total

Invesco Conservative Allocation Fund	$319,849,782	$—	$—	$319,849,782

Invesco Growth Allocation Fund	852,434,496	—	—	852,434,496

Invesco Moderate Allocation Fund	768,766,089	—	—	768,766,089

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Funds received credits from this arrangement, which resulted in the reduction of the Funds’ total expenses of:

Transfer Agent Credits

Invesco Conservative Allocation Fund	$631

Invesco Growth Allocation Fund	3,066

Invesco Moderate Allocation Fund	1,810

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

NOTE 6—Cash Balances

The Funds are permitted to temporarily carry a negative or overdrawn balance in their account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

20        Invesco Allocation Funds

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Funds’ fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Funds below had a capital loss carryforward as of December 31, 2011 which expires as follows:

	Invesco Conservative Allocation Fund			Invesco Growth Allocation Fund			Invesco Moderate Allocation Fund
Expiration*	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total	Short-Term	Long-Term	Total

December 31, 2015	$395,092	$—	$395,092	$11,578,693	$—	$11,578,693	$—	$—	$—

December 31, 2015	8,081,822	—	8,081,822	41,120,988	—	41,120,988	12,167,287	—	12,167,287

December 31, 2015	7,575,122	—	7,575,122	102,584,789	—	102,584,789	36,934,284	—	36,934,284

December 31, 2015	9,084,099	—	9,084,099	67,427,108	—	67,427,108	51,386,784	—	51,386,784

Not subject to expiration	—	531,826	531,826	—	—	—	—	—	—

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of June 6, 2011, the date of reorganization of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund into Invesco Conservative Allocation Fund (formerly Invesco Moderately Conservative Allocation Fund); Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund into Invesco Growth Allocation Fund; Invesco Van Kampen Asset Allocation Moderate Fund into Invesco Moderate Allocation Fund and realized on securities held in each fund at such date of reorganization, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities purchased and sold by each Fund and aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	For the six months ended		At June 30, 2012
	June 30, 2012*		Federal Tax	Unrealized	Unrealized	Net Unrealized
	Purchases	Sales	Cost**	Appreciation	(Depreciation)	Appreciation

Invesco Conservative Allocation Fund	$24,972,426	$21,027,428	$303,934,043	$17,262,651	$(1,346,912)	$15,915,739

Invesco Growth Allocation Fund	47,096,526	91,066,912	795,847,906	75,394,645	(18,808,055)	56,586,590

Invesco Moderate Allocation Fund	51,363,392	64,867,045	717,191,845	60,641,501	(9,067,257)	51,574,244

*	Excludes U.S. Treasury obligations and money market funds, if any.
**	Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period end.

21        Invesco Allocation Funds

NOTE 9—Share Information

Invesco Conservative Allocation Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,828,560	$18,974,947	2,842,578	$28,227,636

Class B	111,503	1,144,809	293,861	2,934,017

Class C	691,242	7,105,235	980,179	9,773,192

Class R	137,132	1,416,733	221,162	2,202,445

Class S(b)	12,777	132,128	13,999	138,407

Class Y	178,783	1,845,555	19,778	196,924

Issued as reinvestment of dividends:
Class A	—	—	379,837	3,740,611

Class B	—	—	51,237	501,320

Class C	—	—	84,243	825,598

Class R	—	—	18,221	179,393

Class S	—	—	3,924	38,574

Class Y	—	—	2,288	22,492

Institutional Class	—	—	36	357

Issued in connection with acquisitions:(c)
Class A	—	—	15,693,414	158,362,801

Class B	—	—	3,063,252	30,634,616

Class C	—	—	4,310,753	43,190,035

Class R	—	—	483,740	4,871,247

Class S	—	—	273,335	2,759,080

Class Y	—	—	108,312	1,091,637

Institutional Class	—	—	4,482	45,379

Automatic conversion of Class B shares to Class A shares:
Class A	175,176	1,825,749	323,362	3,218,391

Class B	(177,561)	(1,825,749)	(326,569)	(3,218,391)

Reacquired:
Class A	(2,066,205)	(21,406,758)	(3,734,223)	(37,275,485)

Class B	(264,388)	(2,720,593)	(466,665)	(4,619,360)

Class C	(595,211)	(6,114,926)	(1,142,515)	(11,322,050)

Class R	(78,591)	(811,088)	(224,326)	(2,243,673)

Class S	(9,106)	(94,398)	(34,186)	(342,067)

Class Y	(52,587)	(536,260)	(16,380)	(162,422)

Net increase (decrease) in share activity	(108,476)	$(1,064,616)	23,227,129	$233,770,704

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 28% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Commencement date of June 3, 2011.
(c)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund (the “Target Funds”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Funds, respectively, on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 23,937,288 shares of the Fund for 12,402,187 and 11,504,197 shares outstanding of the Target Funds, respectively, as of the close of business on June 3, 2011. Each class of the Target Funds were exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Funds to the net asset value of the Fund on the close of business, June 3, 2011. The Target Funds’ net assets at that date of $122,348,797, including $7,190,686 of unrealized appreciation and $118,605,998, including $8,304,310 of unrealized appreciation, respectively, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $76,970,136. The net assets immediately after the acquisition were $317,924,931.
The pro forma results of operations for the year ended December 31, 2011 assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$8,687,847

Net realized/unrealized gains	2,290,649

Change in net assets resulting from operations	$10,978,496

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Fund’s Statement of Operations since June 6, 2011.

22        Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Growth Allocation Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	2,809,691	$32,089,252	5,058,931	$55,125,806

Class B	102,772	1,169,062	247,038	2,949,156

Class C	812,512	9,181,036	1,362,854	15,177,107

Class R	249,043	2,851,676	426,363	4,685,929

Class S	105,291	1,199,734	349,743	3,892,607

Class Y	12,281	139,598	32,046	349,648

Issued as reinvestment of dividends:
Class A	—	—	733,010	7,989,669

Class B	—	—	52,064	579,341

Class C	—	—	58,294	648,661

Class R	—	—	26,572	291,560

Class S	—	—	70,167	773,073

Class Y	—	—	4,111	44,659

Institutional Class	—	—	190	2,143

Issued in connection with acquisitions:(b)
Class A	—	—	29,215,586	331,306,545

Class B	—	—	6,166,274	69,168,046

Class C	—	—	6,307,493	70,764,522

Class R	—	—	731,849	8,278,649

Class Y	—	—	153,598	1,740,211

Institutional Class	—	—	1,325	15,103

Automatic conversion of Class B shares to Class A shares:
Class A	472,293	5,426,921	789,522	8,697,642

Class B	(476,555)	(5,426,921)	(800,021)	(8,697,642)

Reacquired:
Class A	(5,247,758)	(59,857,565)	(9,656,208)	(106,200,604)

Class B	(797,120)	(8,970,484)	(1,693,528)	(18,370,665)

Class C	(1,231,509)	(13,918,780)	(2,780,105)	(30,122,748)

Class R	(211,850)	(2,409,400)	(474,351)	(5,204,230)

Class S	(239,675)	(2,753,139)	(494,552)	(5,467,978)

Class Y	(38,213)	(439,906)	(63,701)	(698,158)

Institutional Class	—	—	(7,555)	(87,940)

Net increase (decrease) in share activity	(3,678,797)	$(41,718,916)	35,817,009	$407,630,112

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 8% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Moderate Growth Allocation Fund and Invesco Van Kampen Asset Allocation Growth Fund (the “Target Funds”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Funds, respectively, on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 42,576,125 shares of the Fund for 27,865,526 and 16,606,461 shares outstanding of the Target Funds, respectively, as of the close of business on June 3, 2011. Each class of the Target Funds were exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Funds to the net asset value of the Fund at the close of business on June 3, 2011. The Target Funds’ net assets at that date of $303,431,404, including $27,415,367 of unrealized appreciation and $177,841,672, including $24,150,979 of unrealized appreciation, respectively, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $476,394,521. The net assets immediately after the acquisition were $957,667,597.
The pro forma results of operations for the year ended December 31, 2011 assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$10,016,112

Net realized/unrealized gains (losses)	(20,195,677)

Change in net assets resulting from operations	$(10,179,565)

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Fund’s Statement of Operations since June 6, 2011.

23        Invesco Allocation Funds

NOTE 9—Share Information—(continued)

Invesco Moderate Allocation Fund

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	3,585,291	$39,273,260	5,261,451	$55,308,292

Class B	209,010	2,276,263	505,266	5,353,606

Class C	807,815	8,792,505	1,492,000	15,627,390

Class R	252,989	2,749,459	447,188	4,693,422

Class S	120,762	1,318,173	418,454	4,429,517

Class Y	140,190	1,555,787	57,482	605,983

Institutional Class	29,698	325,975	49,937	513,629

Issued as reinvestment of dividends:
Class A	—	—	804,669	8,400,853

Class B	—	—	109,777	1,158,448

Class C	—	—	148,973	1,572,150

Class R	—	—	38,766	407,314

Class S	—	—	81,871	856,256

Class Y	—	—	2,609	27,260

Institutional Class	—	—	2,535	26,557

Issued in connection with acquisitions:(b)
Class A	—	—	16,832,386	180,773,828

Class B	—	—	3,338,667	35,632,035

Class C	—	—	2,338,455	24,925,814

Class Y	—	—	70,405	756,957

Automatic conversion of Class B shares to Class A shares:
Class A	433,748	4,775,655	859,288	9,061,670

Class B	(436,207)	(4,775,655)	(865,188)	(9,061,670)

Reacquired:
Class A	(4,610,287)	(50,496,491)	(9,229,493)	(97,051,753)

Class B	(756,593)	(8,231,984)	(1,665,014)	(17,406,089)

Class C	(1,135,112)	(12,294,577)	(2,809,346)	(29,395,065)

Class R	(206,133)	(2,256,412)	(823,690)	(8,588,836)

Class S	(243,644)	(2,667,992)	(418,638)	(4,441,814)

Class Y	(42,013)	(458,026)	(55,647)	(591,877)

Institutional Class	(17,874)	(194,673)	(46,682)	(480,249)

Net increase (decrease) in share activity	(1,868,360)	$(20,308,733)	16,946,481	$183,113,628

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 21% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	As of the opening of business on June 6, 2011, the Fund acquired all the net assets of Invesco Van Kampen Asset Allocation Moderate Fund (the “Target Fund”) pursuant to a plan of reorganization approved by the Trustees of the Fund on November 10, 2010 and by the shareholders of the Target Fund on April 1, 2011. The acquisition was accomplished by a tax-free exchange of 22,579,913 shares of the Fund for 22,958,488 shares outstanding of the Target Fund as of the close of business on June 3, 2011. Each class of the Target Fund was exchanged for the like class of shares of the Fund based on the relative net asset value of the Target Fund to the net asset value of the Fund at the close of business on June 3, 2011. The Target Fund’s net assets at that date of $242,088,634, including $24,912,434 of unrealized appreciation, were combined with those of the Fund. The net assets of the Fund immediately before the acquisition were $573,476,672. The net assets immediately after the acquisition were $815,565,306.
The pro forma results of operations for the year ended December 31, 2011 assuming the reorganization had been completed on January 1, 2011, the beginning of the annual reporting period are as follows:

Net investment income	$15,769,020

Net realized/unrealized gains (losses)	(6,703,618)

Change in net assets resulting from operations	$9,065,402

The combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Funds that have been included in the Fund’s Statement of Operations since June 6, 2011.

24        Invesco Allocation Funds

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of each Fund outstanding throughout the periods indicated.

Invesco Conservative Allocation Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average net		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					assets with		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/12	$9.95	$0.11	$0.42	$0.53	$—	$—	$—	$10.48	5.33%	$211,428	0.39	%(e)	0.46	%(e)	2.09	%(e)	7%
Year ended 12/31/11	9.94	0.33	0.04	0.37	(0.36)	—	(0.36)	9.95	3.77	201,299	0.39		0.53		3.26		27
Year ended 12/31/10	9.35	0.29	0.58	0.87	(0.28)	—	(0.28)	9.94	9.33	46,954	0.39		0.73		3.04		70
Year ended 12/31/09	8.35	0.32	1.12	1.44	(0.44)	—	(0.44)	9.35	17.28	41,152	0.39		0.71		3.66		26
Year ended 12/31/08	11.24	0.46	(2.84)	(2.38)	(0.40)	(0.11)	(0.51)	8.35	(21.20)	58,819	0.39		0.63		4.45		28
Year ended 12/31/07	11.09	0.48	0.21	0.69	(0.35)	(0.19)	(0.54)	11.24	6.23	83,101	0.39		0.67		4.12		8

Class B
Six months ended 06/30/12	9.87	0.07	0.42	0.49	—	—	—	10.36	4.96	33,138	1.14	(e)	1.21	(e)	1.34	(e)	7
Year ended 12/31/11	9.88	0.25	0.05	0.30	(0.31)	—	(0.31)	9.87	3.06	34,832	1.14		1.28		2.51		27
Year ended 12/31/10	9.30	0.22	0.56	0.78	(0.20)	—	(0.20)	9.88	8.45	9,032	1.14		1.48		2.29		70
Year ended 12/31/09	8.31	0.26	1.11	1.37	(0.38)	—	(0.38)	9.30	16.46	9,129	1.14		1.46		2.91		26
Year ended 12/31/08	11.16	0.38	(2.80)	(2.42)	(0.32)	(0.11)	(0.43)	8.31	(21.69)	8,897	1.14		1.38		3.70		28
Year ended 12/31/07	11.03	0.39	0.21	0.60	(0.28)	(0.19)	(0.47)	11.16	5.40	11,156	1.14		1.42		3.37		8

Class C
Six months ended 06/30/12	9.89	0.07	0.42	0.49	—	—	—	10.38	4.95	60,115	1.14	(e)	1.21	(e)	1.34	(e)	7
Year ended 12/31/11	9.90	0.25	0.05	0.30	(0.31)	—	(0.31)	9.89	3.05	56,322	1.14		1.28		2.51		27
Year ended 12/31/10	9.32	0.22	0.56	0.78	(0.20)	—	(0.20)	9.90	8.43	14,494	1.14		1.48		2.29		70
Year ended 12/31/09	8.33	0.26	1.11	1.37	(0.38)	—	(0.38)	9.32	16.42	14,731	1.14		1.46		2.91		26
Year ended 12/31/08	11.17	0.37	(2.78)	(2.41)	(0.32)	(0.11)	(0.43)	8.33	(21.57)	13,118	1.14		1.38		3.70		28
Year ended 12/31/07	11.03	0.39	0.22	0.61	(0.28)	(0.19)	(0.47)	11.17	5.49	14,454	1.14		1.42		3.37		8

Class R
Six months ended 06/30/12	9.93	0.09	0.43	0.52	—	—	—	10.45	5.24	9,236	0.64	(e)	0.71	(e)	1.84	(e)	7
Year ended 12/31/11	9.92	0.30	0.05	0.35	(0.34)	—	(0.34)	9.93	3.60	8,197	0.64		0.78		3.01		27
Year ended 12/31/10	9.34	0.27	0.56	0.83	(0.25)	—	(0.25)	9.92	8.96	3,241	0.64		0.98		2.79		70
Year ended 12/31/09	8.34	0.30	1.12	1.42	(0.42)	—	(0.42)	9.34	17.05	2,580	0.64		0.96		3.41		26
Year ended 12/31/08	11.21	0.42	(2.81)	(2.39)	(0.37)	(0.11)	(0.48)	8.34	(21.31)	1,552	0.64		0.88		4.20		28
Year ended 12/31/07	11.07	0.45	0.20	0.65	(0.32)	(0.19)	(0.51)	11.21	5.91	1,396	0.64		0.92		3.87		8

Class S
Six months ended 06/30/12	9.96	0.11	0.43	0.54	—	—	—	10.50	5.42	2,737	0.29	(e)	0.36	(e)	2.19	(e)	7
Year ended 12/31/11(f)	10.09	0.19	(0.17)	0.02	(0.15)	—	(0.15)	9.96	0.24	2,560	0.29	(g)	0.43	(g)	3.36	(g)	27

Class Y
Six months ended 06/30/12	9.93	0.12	0.42	0.54	—	—	—	10.47	5.44	2,559	0.14	(e)	0.21	(e)	2.34	(e)	7
Year ended 12/31/11	9.92	0.35	0.04	0.39	(0.38)	—	(0.38)	9.93	3.94	1,173	0.14		0.28		3.51		27
Year ended 12/31/10	9.34	0.32	0.56	0.88	(0.30)	—	(0.30)	9.92	9.49	41	0.14		0.48		3.29		70
Year ended 12/31/09	8.35	0.35	1.11	1.46	(0.47)	—	(0.47)	9.34	17.54	70	0.14		0.46		3.91		26
Year ended 12/31/08(f)	9.59	0.10	(0.83)	(0.73)	(0.40)	(0.11)	(0.51)	8.35	(7.56)	31	0.14	(g)	0.42	(g)	4.70	(g)	28

Institutional Class
Six months ended 06/30/12	9.98	0.12	0.43	0.55	—	—	—	10.53	5.51	81	0.14	(e)	0.20	(e)	2.34	(e)	7
Year ended 12/31/11	9.96	0.35	0.05	0.40	(0.38)	—	(0.38)	9.98	4.03	77	0.14		0.21		3.51		27
Year ended 12/31/10	9.37	0.32	0.57	0.89	(0.30)	—	(0.30)	9.96	9.57	32	0.14		0.36		3.29		70
Year ended 12/31/09	8.38	0.35	1.11	1.46	(0.47)	—	(0.47)	9.37	17.48	29	0.14		0.32		3.91		26
Year ended 12/31/08	11.27	0.48	(2.83)	(2.35)	(0.43)	(0.11)	(0.54)	8.38	(20.88)	25	0.14		0.27		4.70		28
Year ended 12/31/07	11.11	0.50	0.22	0.72	(0.37)	(0.19)	(0.56)	11.27	6.51	31	0.14		0.27		4.37		8

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.64%, 0.64%, 0.67%, 0.69% and 0.70% for the years ended December 31, 2011, December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $226,619,088 and sold of $49,277,466 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Conservative Allocation Fund and Invesco Van Kampen Asset Allocation Conservative Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $209,546, $34,664, $59,159, $8,881, $2,697, $1,824 and $80 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of June 6, 2011 for Class S shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

25        Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Growth Allocation Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average net		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					assets with		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income (loss)
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income (loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/12	$10.73	$0.02	$0.63	$0.65	$—	$—	$—	$11.38	6.06%	$567,588	0.37	%(e)	0.55	%(e)	0.45	%(e)	5%
Year ended 12/31/11	11.10	0.17	(0.29)	(0.12)	(0.25)	—	(0.25)	10.73	(1.13)	556,456	0.40		0.58		1.58		28
Year ended 12/31/10	10.02	0.17	1.12	1.29	(0.21)	—	(0.21)	11.10	12.91	285,192	0.46		0.61		1.69		73
Year ended 12/31/09	7.76	0.18	2.24	2.42	(0.16)	—	(0.16)	10.02	31.22	269,062	0.46		0.68		2.13		28
Year ended 12/31/08	14.21	0.14	(5.91)	(5.77)	(0.01)	(0.67)	(0.68)	7.76	(40.62)	258,136	0.46		0.59		1.16		16
Year ended 12/31/07	13.73	0.22	0.83	1.05	(0.19)	(0.38)	(0.57)	14.21	7.75	486,834	0.47		0.56		1.53		5

Class B
Six months ended 06/30/12	10.64	(0.02)	0.62	0.60	—	—	—	11.24	5.64	103,175	1.12	(e)	1.30	(e)	(0.30	)(e)	5
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	—	(0.10)	10.64	(1.79)	110,133	1.15		1.33		0.83		28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	—	(0.14)	10.93	12.02	69,723	1.21		1.36		0.94		73
Year ended 12/31/09	7.64	0.12	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	73,887	1.21		1.43		1.38		28
Year ended 12/31/08	14.10	0.05	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	65,395	1.21		1.34		0.41		16
Year ended 12/31/07	13.64	0.11	0.82	0.93	(0.09)	(0.38)	(0.47)	14.10	6.89	129,577	1.22		1.31		0.78		5

Class C
Six months ended 06/30/12	10.64	(0.02)	0.62	0.60	—	—	—	11.24	5.64	127,104	1.12	(e)	1.30	(e)	(0.30	)(e)	5
Year ended 12/31/11	10.93	0.09	(0.28)	(0.19)	(0.10)	—	(0.10)	10.64	(1.79)	124,789	1.15		1.33		0.83		28
Year ended 12/31/10	9.88	0.10	1.09	1.19	(0.14)	—	(0.14)	10.93	12.02	74,096	1.21		1.36		0.94		73
Year ended 12/31/09	7.64	0.12	2.19	2.31	(0.07)	—	(0.07)	9.88	30.20	72,462	1.21		1.43		1.38		28
Year ended 12/31/08	14.10	0.05	(5.83)	(5.78)	(0.01)	(0.67)	(0.68)	7.64	(41.00)	59,190	1.21		1.34		0.41		16
Year ended 12/31/07	13.63	0.11	0.83	0.94	(0.09)	(0.38)	(0.47)	14.10	6.97	102,941	1.22		1.31		0.78		5

Class R
Six months ended 06/30/12	10.71	0.01	0.62	0.63	—	—	—	11.34	5.88	23,630	0.62	(e)	0.80	(e)	0.20	(e)	5
Year ended 12/31/11	11.05	0.15	(0.29)	(0.14)	(0.20)	—	(0.20)	10.71	(1.32)	21,917	0.65		0.83		1.33		28
Year ended 12/31/10	9.98	0.15	1.11	1.26	(0.19)	—	(0.19)	11.05	12.61	14,761	0.71		0.86		1.44		73
Year ended 12/31/09	7.73	0.16	2.22	2.38	(0.13)	—	(0.13)	9.98	30.81	13,034	0.71		0.93		1.88		28
Year ended 12/31/08	14.18	0.11	(5.88)	(5.77)	(0.01)	(0.67)	(0.68)	7.73	(40.70)	8,386	0.71		0.84		0.91		16
Year ended 12/31/07	13.70	0.19	0.83	1.02	(0.16)	(0.38)	(0.54)	14.18	7.52	12,231	0.72		0.81		1.28		5

Class S
Six months ended 06/30/12	10.73	0.03	0.62	0.65	—	—	—	11.38	6.06	30,739	0.27	(e)	0.45	(e)	0.55	(e)	5
Year ended 12/31/11	11.10	0.19	(0.29)	(0.10)	(0.27)	—	(0.27)	10.73	(0.96)	30,420	0.30		0.48		1.68		28
Year ended 12/31/10	10.02	0.18	1.12	1.30	(0.22)	—	(0.22)	11.10	13.02	32,295	0.36		0.51		1.79		73
Year ended 12/31/09(f)	9.61	0.06	0.51	0.57	(0.16)	—	(0.16)	10.02	6.00	15,961	0.36	(g)	0.47	(g)	2.23	(g)	28

Class Y
Six months ended 06/30/12	10.72	0.04	0.62	0.66	—	—	—	11.38	6.16	2,449	0.12	(e)	0.30	(e)	0.70	(e)	5
Year ended 12/31/11	11.10	0.20	(0.28)	(0.08)	(0.30)	—	(0.30)	10.72	(0.79)	2,585	0.15		0.33		1.83		28
Year ended 12/31/10	10.02	0.20	1.12	1.32	(0.24)	—	(0.24)	11.10	13.17	1,278	0.21		0.36		1.94		73
Year ended 12/31/09	7.77	0.21	2.23	2.44	(0.19)	—	(0.19)	10.02	31.50	1,386	0.21		0.43		2.38		28
Year ended 12/31/08(f)	10.26	0.03	(1.84)	(1.81)	(0.01)	(0.67)	(0.68)	7.77	(17.65)	658	0.21	(g)	0.46	(g)	1.42	(g)	16

Institutional Class
Six months ended 06/30/12	10.78	0.04	0.62	0.66	—	—	—	11.44	6.12	45	0.12	(e)	0.17	(e)	0.70	(e)	5
Year ended 12/31/11	11.17	0.21	(0.29)	(0.08)	(0.31)	—	(0.31)	10.78	(0.78)	43	0.13		0.13		1.85		28
Year ended 12/31/10	10.08	0.21	1.12	1.33	(0.24)	—	(0.24)	11.17	13.24	112	0.13		0.13		2.02		73
Year ended 12/31/09	7.82	0.21	2.26	2.47	(0.21)	—	(0.21)	10.08	31.59	100	0.16		0.16		2.43		28
Year ended 12/31/08	14.25	0.18	(5.93)	(5.75)	(0.01)	(0.67)	(0.68)	7.82	(40.36)	63	0.12		0.12		1.50		16
Year ended 12/31/07	13.77	0.28	0.82	1.10	(0.24)	(0.38)	(0.62)	14.25	8.09	97	0.08		0.08		1.91		5

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.78%, 0.77%, 0.82%, 0.80% and 0.80% for the years ended December 31, 2011, December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $430,512,343 and sold of $117,636,196 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Moderate Growth Fund and Invesco Van Kampen Asset Allocation Growth Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $578,316, $110,496, $129,578, $23,550, $31,519, $2,594 and $45 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of September 25, 2009 for Class S shares and October 3, 2008 for Class Y shares.
(g)	Annualized.

26        Invesco Allocation Funds

NOTE 10—Financial Highlights—(continued)

Invesco Moderate Allocation Fund

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average net		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					assets with		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expense		and/or expense		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	reimbursements(c)		reimbursements		net assets		turnover(d)

Class A
Six months ended 06/30/12	$10.39	$0.07	$0.53	$0.60	$—	$—	$—	$10.99	5.77%	$502,958	0.37	%(e)	0.48	%(e)	1.25	%(e)	7%
Year ended 12/31/11	10.50	0.24	(0.11)	0.13	(0.24)	—	(0.24)	10.39	1.26	481,483	0.37		0.51		2.30		26
Year ended 12/31/10	9.63	0.29	0.86	1.15	(0.28)	—	(0.28)	10.50	12.03	334,067	0.37		0.52		2.87		69
Year ended 12/31/09	7.87	0.31	1.80	2.11	(0.35)	—	(0.35)	9.63	26.86	312,736	0.37		0.57		3.64		21
Year ended 12/31/08	12.35	0.40	(4.25)	(3.85)	(0.30)	(0.33)	(0.63)	7.87	(31.11)	294,668	0.37		0.52		3.76		13
Year ended 12/31/07	12.23	0.41	0.45	0.86	(0.37)	(0.37)	(0.74)	12.35	7.14	466,753	0.38		0.50		3.20		6

Class B
Six months ended 06/30/12	10.35	0.03	0.53	0.56	—	—	—	10.91	5.41	87,359	1.12	(e)	1.23	(e)	0.50	(e)	7
Year ended 12/31/11	10.46	0.16	(0.10)	0.06	(0.17)	—	(0.17)	10.35	0.52	93,053	1.12		1.26		1.55		26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	—	(0.21)	10.46	11.25	79,150	1.12		1.27		2.12		69
Year ended 12/31/09	7.85	0.25	1.77	2.02	(0.28)	—	(0.28)	9.59	25.80	85,714	1.12		1.32		2.89		21
Year ended 12/31/08	12.27	0.32	(4.20)	(3.88)	(0.21)	(0.33)	(0.54)	7.85	(31.57)	85,928	1.12		1.27		3.01		13
Year ended 12/31/07	12.17	0.31	0.44	0.75	(0.28)	(0.37)	(0.65)	12.27	6.24	155,059	1.13		1.25		2.45		6

Class C
Six months ended 06/30/12	10.34	0.03	0.53	0.56	—	—	—	10.90	5.42	117,700	1.12	(e)	1.23	(e)	0.50	(e)	7
Year ended 12/31/11	10.46	0.16	(0.11)	0.05	(0.17)	—	(0.17)	10.34	0.42	115,040	1.12		1.26		1.55		26
Year ended 12/31/10	9.59	0.21	0.87	1.08	(0.21)	—	(0.21)	10.46	11.26	104,060	1.12		1.27		2.12		69
Year ended 12/31/09	7.85	0.25	1.77	2.02	(0.28)	—	(0.28)	9.59	25.80	99,807	1.12		1.32		2.89		21
Year ended 12/31/08	12.27	0.32	(4.20)	(3.88)	(0.21)	(0.33)	(0.54)	7.85	(31.57)	88,392	1.12		1.27		3.01		13
Year ended 12/31/07	12.17	0.31	0.44	0.75	(0.28)	(0.37)	(0.65)	12.27	6.24	141,090	1.13		1.25		2.45		6

Class R
Six months ended 06/30/12	10.38	0.05	0.54	0.59	—	—	—	10.97	5.68	19,437	0.62	(e)	0.73	(e)	1.00	(e)	7
Year ended 12/31/11	10.49	0.22	(0.11)	0.11	(0.22)	—	(0.22)	10.38	1.01	17,906	0.62		0.76		2.05		26
Year ended 12/31/10	9.62	0.26	0.87	1.13	(0.26)	—	(0.26)	10.49	11.77	21,639	0.62		0.77		2.62		69
Year ended 12/31/09	7.87	0.29	1.79	2.08	(0.33)	—	(0.33)	9.62	26.44	18,886	0.62		0.82		3.39		21
Year ended 12/31/08	12.33	0.37	(4.23)	(3.86)	(0.27)	(0.33)	(0.60)	7.87	(31.24)	14,176	0.62		0.77		3.51		13
Year ended 12/31/07	12.21	0.38	0.45	0.83	(0.34)	(0.37)	(0.71)	12.33	6.90	19,332	0.63		0.75		2.95		6

Class S
Six months ended 06/30/12	10.38	0.07	0.54	0.61	—	—	—	10.99	5.88	35,944	0.27	(e)	0.38	(e)	1.35	(e)	7
Year ended 12/31/11	10.49	0.25	(0.11)	0.14	(0.25)	—	(0.25)	10.38	1.35	35,229	0.27		0.41		2.40		26
Year ended 12/31/10	9.62	0.30	0.86	1.16	(0.29)	—	(0.29)	10.49	12.15	34,746	0.27		0.42		2.97		69
Year ended 12/31/09(f)	9.48	0.10	0.39	0.49	(0.35)	—	(0.35)	9.62	5.23	18,006	0.27	(g)	0.40	(g)	3.74	(g)	21

Class Y
Six months ended 06/30/12	10.39	0.08	0.54	0.62	—	—	—	11.01	5.97	3,042	0.12	(e)	0.23	(e)	1.50	(e)	7
Year ended 12/31/11	10.50	0.27	(0.11)	0.16	(0.27)	—	(0.27)	10.39	1.49	1,851	0.12		0.26		2.55		26
Year ended 12/31/10	9.62	0.31	0.88	1.19	(0.31)	—	(0.31)	10.50	12.42	1,085	0.12		0.27		3.12		69
Year ended 12/31/09	7.87	0.34	1.78	2.12	(0.37)	—	(0.37)	9.62	27.02	1,131	0.12		0.32		3.89		21
Year ended 12/31/08(f)	9.77	0.08	(1.34)	(1.26)	(0.31)	(0.33)	(0.64)	7.87	(12.84)	680	0.12	(g)	0.33	(g)	4.01	(g)	13

Institutional Class
Six months ended 06/30/12	10.42	0.08	0.54	0.62	—	—	—	11.04	5.95	1,307	0.10	(e)	0.10	(e)	1.52	(e)	7
Year ended 12/31/11	10.53	0.27	(0.11)	0.16	(0.27)	—	(0.27)	10.42	1.50	1,110	0.10		0.10		2.57		26
Year ended 12/31/10	9.66	0.32	0.86	1.18	(0.31)	—	(0.31)	10.53	12.28	1,061	0.11		0.11		3.13		69
Year ended 12/31/09	7.89	0.34	1.80	2.14	(0.37)	—	(0.37)	9.66	27.21	11	0.13		0.19		3.88		21
Year ended 12/31/08	12.39	0.43	(4.27)	(3.84)	(0.33)	(0.33)	(0.66)	7.89	(30.92)	8	0.13		0.17		4.00		13
Year ended 12/31/07	12.26	0.45	0.46	0.91	(0.41)	(0.37)	(0.78)	12.39	7.49	12	0.09		0.09		3.49		6

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.72%, 0.71%, 0.72%, 0.75% and 0.76% for the years ended December 31, 2011, December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $218,592,415 and sold of $61,446,608 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Asset Allocation Moderate Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $502,955, $92,698, $118,719, $19,226, $36,520, $2,611 and $1,216 for Class A, Class B, Class C, Class R, Class S, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of September 25, 2009 for Class S and October 3, 2008 for Class Y shares.
(g)	Annualized.

NOTE 11—Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

27        Invesco Allocation Funds

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012, through June 30, 2012.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Invesco Conservative Allocation Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,3]	Ratio[3]
A	$1,000.00	$1,053.30	$1.99	$1,022.92	$1.96	0.39%

B	1,000.00	1,049.60	5.81	1,019.19	5.72	1.14

C	1,000.00	1,049.50	5.81	1,019.19	5.72	1.14

R	1,000.00	1,052.40	3.27	1,021.68	3.22	0.64

S	1,000.00	1,054.20	3.27	1,023.42	1.46	0.29

Y	1,000.00	1,054.40	0.72	1,024.17	0.70	0.14

Institutional	1,000.00	1,055.10	0.72	1,024.17	0.70	0.14

28        Invesco Allocation Funds

Invesco Growth Allocation Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,3]	Ratio[3]
A	$1,000.00	$1,060.60	$1.90	$1,023.02	$1.86	0.37%

B	1,000.00	1,056.40	5.73	1,019.29	5.62	1.12

C	1,000.00	1,056.40	5.73	1,019.29	5.62	1.12

R	1,000.00	1,058.80	3.17	1,021.78	3.12	0.62

S	1,000.00	1,060.60	1.38	1,023.52	1.36	0.27

Y	1,000.00	1,061.60	0.62	1,024.27	0.60	0.12

Institutional	1,000.00	1,061.20	0.61	1,024.27	0.60	0.12

Invesco Moderate Allocation Fund

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,3]	Ratio[3]
A	$1,000.00	$1,057.70	$1.89	$1,023.02	$1.86	0.37%

B	1,000.00	1,054.10	5.72	1,019.29	5.62	1.12

C	1,000.00	1,054.20	5.72	1,019.29	5.62	1.12

R	1,000.00	1,056.80	3.17	1,021.78	3.12	0.62

S	1,000.00	1,058.80	1.38	1,023.52	1.36	0.27

Y	1,000.00	1,059.70	0.61	1,024.27	0.60	0.12

Institutional	1,000.00	1,059.50	0.54	1,024.34	0.53	0.10

[1]	The actual ending account value is based on the actual total return of the Funds for the period January 1, 2012, through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.
[3]	Effective on July 1, 2012, the expense limit rate decreased for all classes of each fund. The annualized expense ratios, the actual expenses paid and the hypothetical expenses paid restated as if the rate changes had been in effect throughout the entire most recent fiscal half year for each fund are as follows:

	ACTUAL							HYPOTHETICAL
								(5% annual return before expenses)
	Restated Expenses Paid During Period							Restated Expenses Paid During Period							Restated Annualized Expense Ratio
	Class	Class	Class	Class	Class	Class	Inst.	Class	Class	Class	Class	Class	Class	Inst.	Class	Class	Class	Class	Class	Class	Inst.
Share Class	A	B	C	R	S	Y	Class	A	B	C	R	S	Y	Class	A	B	C	R	S	Y	Class
Invesco Conservative Allocation Fund	$2.35	$6.17	$6.17	$3.62	$3.63	$1.07	$1.02	$2.31	$6.07	$6.07	$3.57	$1.81	$1.06	$1.01	0.46%	1.21%	1.21%	0.71%	0.36%	0.21%	0.20%

Invesco Growth Allocation Fund	2.82	6.65	6.65	4.10	2.31	1.54	0.85	2.77	6.52	6.52	4.02	2.26	1.51	0.83	0.55	1.30	1.30	0.80	0.45	0.30	0.17

Invesco Moderate Allocation Fund	2.46	6.28	6.28	3.73	1.95	1.18	0.54	2.41	6.17	6.17	3.67	1.91	1.16	0.53	0.48	1.23	1.23	0.73	0.38	0.23	0.10

29        Invesco Allocation Funds

Approval of Investment Advisory and Sub-Advisory Contracts
(Invesco Conservative Allocation Fund (formerly known as Invesco Moderately Conservative Allocation Fund), Invesco Growth Allocation Fund and Invesco Moderate Allocation Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of each series portfolio of AIM Growth Series (Invesco Growth Series) (each, a Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of each Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving each Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that each Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of each Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of each Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of each Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to a Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to each Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue each Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and each Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit each Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of each Fund’s sub-advisory contracts.

30        Invesco Allocation Funds

B.	Fund Performance
The Board considered fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for each Fund, as no Affiliated Sub-Adviser currently manages assets of any Fund.

Invesco Conservative Allocation Fund
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one year period, the third quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Growth Allocation Fund
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the third quintile of the performance universe for the one year period, the first quintile for the three year period and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one and five year periods and above the performance of the Index for the three year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

Invesco Moderate Allocation Fund
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Moderate Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one year period, the first quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers
  The Board noted that each Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge any Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge any Fund any advisory fees pursuant to each Fund’s investment advisory agreement, although the underlying funds in which each Fund invests pay Invesco Advisers advisory fees. The Board also noted that each Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to each Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing each Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a direct profit from managing each Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for their provision of administrative, transfer agency and distribution services to each Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of each Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that no Fund executes brokerage transactions through “soft dollar” arrangements to any significant degree.

31        Invesco Allocation Funds

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

AAS-SAR-1	Invesco Distributors, Inc.

Invesco Global Quantitative Core Fund
Effective March 1, 2012, Invesco Global Equity Fund was renamed Invesco Global Quantitative Core Fund.
Nasdaq:
A: GTNDX ▪ B: GNDBX ▪ C: GNDCX ▪ R: GTNRX ▪ Y: GTNYX ▪ Institutional: GNDIX
Semiannual Report to Shareholders ▪ June 30, 2012

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.47%

Class B Shares	4.21

Class C Shares	4.11

Class R Shares	4.37

Class Y Shares	4.67

Institutional Class Shares	4.91

MSCI World Index▼(Broad Market/Style-Specific Index)	5.91

Lipper Global Multi-Cap Core Funds Index▼(Peer Group Index)	4.89

Source(s): ▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper Global Multi-Cap Core Funds Index is an unmanaged index considered representative of global multi-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
Class R shares incepted on October 31, 2005. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on April 30, 2004. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.56%, 2.31%, 2.31%, 1.81%, 1.31% and 0.98%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (9/15/97)	4.73%

10 Years	4.70

5 Years	-5.58

1 Year	-11.71

Class B Shares

Inception (9/15/97)	4.84%

10 Years	4.73

5 Years	-5.51

1 Year	-11.82

Class C Shares

Inception (1/2/98)	4.80%

10 Years	4.57

5 Years	-5.22

1 Year	-8.13

Class R Shares

10 Years	5.07%

5 Years	-4.73

1 Year	-6.72

Class Y Shares

10 Years	5.39%

5 Years	-4.32

1 Year	-6.32

Institutional Class Shares

10 Years	5.78%

5 Years	-3.93

1 Year	-5.95
CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2 Invesco Global Quantitative Core Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence — and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions — and issues specific to individual holdings that could affect their value — they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3 Invesco Global Quantitative Core Fund

Schedule of Investments

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks–96.89%
Australia–1.70%
Beach Energy Ltd.	1,046,837	$1,021,984

BHP Billiton Ltd.	19,824	646,384

Telstra Corp. Ltd.	146,607	555,711

		2,224,079

Austria–2.86%
Andritz AG	46,791	2,407,188

Voestalpine AG	50,432	1,336,176

		3,743,364

Canada–3.42%
ATCO Ltd.–Class I	8,400	596,358

Canadian Imperial Bank of Commerce(a)	4,600	323,731

Enbridge Inc.(a)	58,300	2,328,335

National Bank of Canada(a)	17,100	1,222,244

		4,470,668

Denmark–0.14%
Coloplast A/S–Class B	1,007	180,863

Germany–1.86%
Infineon Technologies AG	15,860	107,462

Kabel Deutschland Holding AG	27,985	1,740,346

Muenchener Rueckversicherungs-Gesellschaft AG	4,140	583,697

		2,431,505

Hong Kong–1.34%
Cheung Kong (Holdings) Ltd.	92,000	1,135,663

Orient Overseas International Ltd.(b)	22,500	110,256

Sino Land Co. Ltd.	330,000	500,926

		1,746,845

Italy–0.28%
Intesa Sanpaolo S.p.A.	253,205	361,903

Japan–11.38%
Aoyama Trading Co., Ltd.	57,300	1,172,016

Canon Inc.(a)	40,300	1,613,622

Central Japan Railway Co.	311	2,457,684

Japan Tobacco Inc.	88,200	2,613,516

Kao Corp.	20,600	568,112

Nippon Yusen Kabushiki Kaisha	893,000	2,371,464

Shionogi & Co., Ltd.	71,400	970,879

Sumitomo Mitsui Financial Group, Inc.	30,800	1,015,994

Tokio Marine Holdings, Inc.	83,300	2,094,354

		14,877,641

Netherlands–4.34%
Delta Lloyd N.V.	30,076	417,332

European Aeronautic Defence and Space Co.	74,449	2,638,279

Koninklijke Ahold N.V.	210,999	2,612,713

		5,668,324

New Zealand–1.84%
Telecom Corp. of New Zealand Ltd.	1,251,560	2,402,951

Norway–0.51%
TGS Nopec Geophysical Co. A.S.A.	24,738	665,736

Portugal–0.22%
Jeronimo Martins, SGPS, S.A.	17,403	293,254

Singapore–0.23%
UOL Group Ltd.	77,000	301,848

Spain–0.62%
Banco Santander S.A.	121,373	810,048

Sweden–4.32%
Boliden A.B.	98,933	1,382,561

Nordea Bank A.B.	130,427	1,128,087

Saab A.B.–Class B	66,176	1,124,799

Skandinaviska Enskilda Banken A.B. Class A	114,613	746,383

Svenska Handelsbanken A.B.–Class A	38,600	1,271,197

		5,653,027

Switzerland–0.74%
Roche Holding AG	5,590	964,428

United Kingdom–8.63%
AstraZeneca PLC	25,734	1,149,816

BHP Billiton PLC	65,481	1,869,844

British American Tobacco PLC	5,676	288,889

BT Group PLC	68,133	225,570

Ladbrokes PLC	118,640	292,513

Next PLC	30,430	1,525,820

Rio Tinto PLC	6,206	296,385

Royal Dutch Shell PLC–Class A	70,598	2,378,106

Royal Dutch Shell PLC–Class B	41,512	1,448,730

WH Smith PLC	211,797	1,808,030

		11,283,703

United States–52.46%
Activision Blizzard, Inc.	195,000	2,338,050

Aetna Inc.	24,900	965,373

Amgen Inc.	38,900	2,841,256

Apollo Group, Inc.–Class A(b)	61,500	2,225,685

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Global Quantitative Core Fund

	Shares	Value

United States–(continued)

Apple Inc.	600	$350,400

Best Buy Co., Inc.	6,000	125,760

Bristol-Myers Squibb Co.	77,400	2,782,530

Chevron Corp.	15,100	1,593,050

Cisco Systems, Inc.	177,200	3,042,524

Citigroup Inc.	84,000	2,302,440

ConocoPhillips	51,100	2,855,468

Dell Inc.(b)	157,500	1,971,900

Discover Financial Services	73,900	2,555,462

Domtar Corp.	28,800	2,209,248

Eli Lilly & Co.	9,600	411,936

Entergy Corp.	4,600	312,294

Freeport-McMoRan Copper & Gold Inc.	18,200	620,074

Garmin Ltd.(a)	56,100	2,148,069

Humana Inc.	13,100	1,014,464

IAC/InterActiveCorp	53,700	2,448,720

International Business Machines Corp.	17,900	3,500,882

ITT Educational Services, Inc.(a)(b)	4,300	261,225

JPMorgan Chase & Co.	61,400	2,193,822

KeyCorp	65,700	508,518

Macy’s, Inc.	17,700	607,995

Marathon Oil Corp.	95,800	2,449,606

Marathon Petroleum Corp.	48,000	2,156,160

Microsoft Corp.	68,600	2,098,474

Motorola Solutions, Inc.	46,500	2,237,115

Northrop Grumman Corp.	23,628	1,507,230

Pfizer Inc.	128,500	2,955,500

Philip Morris International Inc.	36,500	3,184,990

Tech Data Corp.	3,000	144,510

U.S. Bancorp	86,500	2,781,840

UnitedHealth Group Inc.	46,300	2,708,550

Valero Energy Corp.	24,800	598,920

Verizon Communications Inc.	71,100	3,159,684

Wal-Mart Stores, Inc.	4,000	278,880

Western Digital Corp.(b)	3,900	118,872

		68,567,476

Total Common Stocks (Cost $120,791,099)		126,647,663

Money Market Funds–0.04%
Liquid Assets Portfolio–Institutional Class(c)	25,555	25,555

Premier Portfolio–Institutional Class(c)	25,555	25,555

Total Money Market Funds (Cost $51,110)		51,110

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–96.93% (Cost $120,842,209)		126,698,773

Investments Purchased with Cash Collateral from Securities on Loan–4.59%
Liquid Assets Portfolio–Institutional Class (Cost $5,998,004)(c)(d)	5,998,004	5,998,004

TOTAL INVESTMENTS–101.52% (Cost $126,840,213)		132,696,777

OTHER ASSETS LESS LIABILITIES–(1.52)%		(1,984,383)

NET ASSETS–100.00%		$130,712,394

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at June 30, 2012.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.
Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Financials	17.0%

Information Technology	15.3

Energy	13.4

Health Care	13.0

Industrials	9.6

Consumer Discretionary	9.1

Consumer Staples	7.5

Materials	6.4

Telecommunication Services	4.9

Utilities	0.7

Money Market Funds Plus Other Assets Less Liabilities	3.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Quantitative Core Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $120,791,099)*	$126,647,663

Investments in affiliated money market funds, at value and cost	6,049,114

Total investments, at value (Cost $126,840,213)	132,696,777

Cash	98,004

Foreign currencies, at value (Cost $3,610,798)	3,624,373

Receivable for:
Deposits with brokers for open futures contracts	271,856

Variation margin	89,225

Fund shares sold	30,472

Dividends	230,812

Investment for trustee deferred compensation and retirement plans	28,890

Other assets	50,589

Total assets	137,120,998

Liabilities:
Payable for:
Fund shares reacquired	190,501

Collateral upon return of securities loaned	5,998,004

Accrued fees to affiliates	114,067

Accrued other operating expenses	35,749

Trustee deferred compensation and retirement plans	70,283

Total liabilities	6,408,604

Net assets applicable to shares outstanding	$130,712,394

Net assets consist of:
Shares of beneficial interest	$233,696,430

Undistributed net investment income	3,842,366

Undistributed net realized gain (loss)	(112,777,491)

Unrealized appreciation	5,951,089

$130,712,394

Net Assets:
Class A	$95,734,595

Class B	$7,513,117

Class C	$8,831,420

Class R	$871,656

Class Y	$651,255

Institutional Class	$17,110,351

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	8,910,463

Class B	740,330

Class C	871,503

Class R	81,088

Class Y	60,446

Institutional Class	1,570,309

Class A:
Net asset value per share	$10.74

Maximum offering price per share (Net asset value of $10.74 divided by 94.50%)	$11.37

Class B:
Net asset value and offering price per share	$10.15

Class C:
Net asset value and offering price per share	$10.13

Class R:
Net asset value and offering price per share	$10.75

Class Y:
Net asset value and offering price per share	$10.77

Institutional Class:
Net asset value and offering price per share	$10.90

*	At June 30, 2012, securities with an aggregate value of $5,877,351 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Quantitative Core Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $156,244)	$2,039,852

Dividends from affiliated money market funds (includes securities lending income of $30,078)	30,629

Total investment income	2,070,481

Expenses:
Advisory fees	545,098

Administrative services fees	24,863

Custodian fees	14,893

Distribution fees:
Class A	124,557

Class B	43,060

Class C	46,876

Class R	2,231

Transfer agent fees — A, B, C, R and Y	216,518

Transfer agent fees — Institutional	1,068

Trustees’ and officers’ fees and benefits	13,498

Other	91,146

Total expenses	1,123,808

Less: Fees waived and expense offset arrangement(s)	(2,750)

Net expenses	1,121,058

Net investment income	949,423

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	735,398

Foreign currencies	(277,994)

Futures contracts	144,248

601,652

Change in net unrealized appreciation (depreciation) of:
Investment securities	4,659,522

Foreign currencies	21,591

Futures contracts	(11,378)

4,669,735

Net realized and unrealized gain	5,271,387

Net increase in net assets resulting from operations	$6,220,810

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Quantitative Core Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$949,423	$2,911,503

Net realized gain	601,652	10,896,208

Change in net unrealized appreciation (depreciation)	4,669,735	(17,569,695)

Net increase (decrease) in net assets resulting from operations	6,220,810	(3,761,984)

Distributions to shareholders from net investment income:
Class A	—	(1,330,393)

Class B	—	(29,065)

Class C	—	(28,195)

Class R	—	(8,680)

Class Y	—	(10,566)

Institutional Class	—	(340,871)

Total distributions from net investment income	—	(1,747,770)

Share transactions–net:
Class A	(7,361,220)	(21,616,264)

Class B	(2,232,753)	(4,723,668)

Class C	(862,938)	(1,852,914)

Class R	(50,793)	(221,763)

Class Y	23,310	(84,299)

Institutional Class	202,619	(1,860,436)

Net increase (decrease) in net assets resulting from share transactions	(10,281,775)	(30,359,344)

Net increase (decrease) in net assets	(4,060,965)	(35,869,098)

Net assets:
Beginning of period	134,773,359	170,642,457

End of period (includes undistributed net investment income of $3,842,366 and $2,892,943, respectively)	$130,712,394	$134,773,359

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Quantitative Core Fund, formerly Invesco Global Equity Fund, (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

8        Invesco Global Quantitative Core Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9        Invesco Global Quantitative Core Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

10        Invesco Global Quantitative Core Fund

L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
M.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
N.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effecitve July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $872.

11        Invesco Global Quantitative Core Fund

  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $5,183 in front-end sales commissions from the sale of Class A shares and $0, $5,708 and $316 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended June 30, 2012, there were transfers from Level 1 to Level 2 of $26,119,996 and from Level 2 to Level 1 of $225,570, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$—	$2,224,079	$—	$2,224,079

Austria	—	3,743,364	—	3,743,364

Canada	4,470,668	—	—	4,470,668

Denmark	—	180,863	—	180,863

Germany	—	2,431,505	—	2,431,505

Hong Kong	—	1,746,845	—	1,746,845

Italy	—	361,903	—	361,903

Japan	—	14,877,641	—	14,877,641

Netherlands	—	5,668,324	—	5,668,324

New Zealand	—	2,402,951	—	2,402,951

Norway	—	665,736	—	665,736

12        Invesco Global Quantitative Core Fund

	Level 1	Level 2	Level 3	Total

Portugal	$293,254	$—	$—	$293,254

Singapore	—	301,848	—	301,848

Spain	—	810,048	—	810,048

Sweden	—	5,653,027	—	5,653,027

Switzerland	—	964,428	—	964,428

United Kingdom	1,375,386	9,908,317	—	11,283,703

United States	74,616,590	—	—	74,616,590

	$80,755,898	$51,940,879	$—	$132,696,777

Futures*	84,265	—	—	84,265

Total Investments	$80,840,163	$51,940,879	$—	$132,781,042

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Market risk
Futures contracts(a)	$84,265	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on
Statement of Operations
Futures*

Realized Gain
Market risk	$144,248

Change in Unrealized Appreciation (Depreciation)
Market risk	(11,378)

Total	$132,870

*	The average notional value of futures outstanding during the period was $2,996,098.

Open Futures Contracts
	Number of	Expiration	Notional	Unrealized
Long Contracts	Contracts	Month	Value	Appreciation

CME E-Mini S&P 500 Index	28	September-2012	$1,898,960	$33,460

EURO STOXX 50 Index	25	September-2012	712,918	27,414

FTSE 100 Index	3	September-2012	259,487	2,711

SGX NIKKEI 225 Index	7	September-2012	392,951	20,680

Total			$3,264,316	$84,265

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2012, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $1,878.

13        Invesco Global Quantitative Core Fund

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $xx of capital loss carryforward in the fiscal year ending December 31, 2012.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$46,220,982	$—	$46,220,982

December 31, 2017	65,336,393	—	65,336,393

Total capital loss carryforward	$111,557,375	$—	$111,557,375

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $46,143,599 and $55,328,529, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,176,784

Aggregate unrealized (depreciation) of investment securities	(8,385,727)

Net unrealized appreciation of investment securities	$5,791,057

Cost of investments for tax purposes is $126,905,720.

14        Invesco Global Quantitative Core Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	213,326	$2,316,483	554,469	$6,063,301

Class B	8,121	84,117	35,902	379,477

Class C	43,263	438,241	123,633	1,262,742

Class R	15,057	165,182	26,387	284,823

Class Y	10,059	109,580	17,859	202,079

Institutional Class	37,643	418,983	57,284	642,000

Issued as reinvestment of dividends:
Class A	—	—	122,201	1,250,115

Class B	—	—	2,890	28,036

Class C	—	—	2,774	26,878

Class R	—	—	847	8,680

Class Y	—	—	705	7,214

Institutional Class	—	—	32,886	340,038

Automatic conversion of Class B shares to Class A shares:
Class A	119,484	1,318,911	207,162	2,264,695

Class B	(126,533)	(1,318,911)	(219,882)	(2,264,695)

Reacquired:(b)
Class A	(1,009,999)	(10,996,614)	(2,853,606)	(31,194,375)

Class B	(97,057)	(997,959)	(278,794)	(2,866,486)

Class C	(127,450)	(1,301,179)	(308,859)	(3,142,534)

Class R	(20,261)	(215,975)	(47,602)	(515,266)

Class Y	(7,781)	(86,270)	(27,285)	(293,592)

Institutional Class	(19,706)	(216,364)	(263,076)	(2,842,474)

Net increase (decrease) in share activity	(961,834)	$(10,281,775)	(2,814,105)	$(30,359,344)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $536 allocated among the classes based on relative net assets of each class for the year ended December 31, 2011.

15        Invesco Global Quantitative Core Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 06/30/12	$10.28	$0.08	$0.38	$0.46	$—	$—	$—	$10.74	4.47%	$95,735	1.62	%(e)	1.62	%(e)	1.42	%(e)	35%
Year ended 12/31/11	10.74	0.21	(0.53)	(0.32)	(0.14)	—	(0.14)	10.28	(2.98)	98,542	1.56		1.56		1.91		86
Year ended 12/31/10	9.63	0.11	1.14	1.25	(0.14)	—	(0.14)	10.74	13.00	124,102	1.61		1.61		1.09		74
Year ended 12/31/09	7.70	0.09	2.02	2.11	(0.18)	—	(0.18)	9.63	27.47	138,058	1.66		1.66		1.13		72
Year ended 12/31/08	14.81	0.15	(6.67)	(6.52)	(0.03)	(0.56)	(0.59)	7.70	(43.90)	132,058	1.54		1.54		1.22		114
Year ended 12/31/07	16.47	0.22	0.63	0.85	(0.31)	(2.20)	(2.51)	14.81	5.19	317,181	1.39		1.49		1.27		160

Class B
Six months ended 06/30/12	9.74	0.03	0.38	0.41	—	—	—	10.15	4.21	7,513	2.37	(e)	2.37	(e)	0.67	(e)	35
Year ended 12/31/11	10.15	0.12	(0.50)	(0.38)	(0.03)	—	(0.03)	9.74	(3.74)	9,313	2.31		2.31		1.16		86
Year ended 12/31/10	9.09	0.03	1.08	1.11	(0.05)	—	(0.05)	10.15	12.18	14,370	2.36		2.36		0.34		74
Year ended 12/31/09	7.21	0.03	1.88	1.91	(0.03)	—	(0.03)	9.09	26.50	19,741	2.41		2.41		0.38		72
Year ended 12/31/08	14.04	0.06	(6.30)	(6.24)	(0.03)	(0.56)	(0.59)	7.21	(44.32)	22,770	2.29		2.29		0.47		114
Year ended 12/31/07	15.73	0.09	0.59	0.68	(0.17)	(2.20)	(2.37)	14.04	4.33	78,326	2.14		2.24		0.52		160

Class C
Six months ended 06/30/12	9.73	0.03	0.37	0.40	—	—	—	10.13	4.11	8,831	2.37	(e)	2.37	(e)	0.67	(e)	35
Year ended 12/31/11	10.13	0.12	(0.49)	(0.37)	(0.03)	—	(0.03)	9.73	(3.65)	9,298	2.31		2.31		1.16		86
Year ended 12/31/10	9.08	0.03	1.07	1.10	(0.05)	—	(0.05)	10.13	12.09	11,535	2.36		2.36		0.34		74
Year ended 12/31/09	7.20	0.03	1.88	1.91	(0.03)	—	(0.03)	9.08	26.54	13,008	2.41		2.41		0.38		72
Year ended 12/31/08	14.02	0.06	(6.29)	(6.23)	(0.03)	(0.56)	(0.59)	7.20	(44.30)	13,575	2.29		2.29		0.47		114
Year ended 12/31/07	15.71	0.09	0.59	0.68	(0.17)	(2.20)	(2.37)	14.02	4.35	40,480	2.14		2.24		0.52		160

Class R
Six months ended 06/30/12	10.30	0.06	0.39	0.45	—	—	—	10.75	4.37	872	1.87	(e)	1.87	(e)	1.17	(e)	35
Year ended 12/31/11	10.74	0.18	(0.52)	(0.34)	(0.10)	—	(0.10)	10.30	(3.13)	888	1.81		1.81		1.66		86
Year ended 12/31/10	9.63	0.08	1.14	1.22	(0.11)	—	(0.11)	10.74	12.68	1,146	1.86		1.86		0.84		74
Year ended 12/31/09	7.68	0.07	2.01	2.08	(0.13)	—	(0.13)	9.63	27.14	875	1.91		1.91		0.88		72
Year ended 12/31/08	14.81	0.11	(6.65)	(6.54)	(0.03)	(0.56)	(0.59)	7.68	(44.03)	607	1.79		1.79		0.97		114
Year ended 12/31/07	16.46	0.18	0.63	0.81	(0.26)	(2.20)	(2.46)	14.81	4.97	488	1.64		1.74		1.02		160

Class Y
Six months ended 06/30/12	10.29	0.09	0.39	0.48	—	—	—	10.77	4.67	651	1.37	(e)	1.37	(e)	1.67	(e)	35
Year ended 12/31/11	10.76	0.24	(0.54)	(0.30)	(0.17)	—	(0.17)	10.29	(2.76)	599	1.31		1.31		2.16		86
Year ended 12/31/10	9.65	0.13	1.15	1.28	(0.17)	—	(0.17)	10.76	13.27	720	1.36		1.36		1.34		74
Year ended 12/31/09	7.71	0.12	2.01	2.13	(0.19)	—	(0.19)	9.65	27.69	662	1.41		1.41		1.38		72
Year ended 12/31/08(f)	10.46	0.03	(2.19)	(2.16)	(0.03)	(0.56)	(0.59)	7.71	(20.46)	183	1.53	(g)	1.53	(g)	1.23	(g)	114

Institutional Class
Six months ended 06/30/12	10.39	0.11	0.40	0.51	—	—	—	10.90	4.91	17,110	1.02	(e)	1.02	(e)	2.02	(e)	35
Year ended 12/31/11	10.88	0.28	(0.54)	(0.26)	(0.23)	—	(0.23)	10.39	(2.44)	16,133	0.98		0.98		2.49		86
Year ended 12/31/10	9.77	0.17	1.17	1.34	(0.23)	—	(0.23)	10.88	13.76	18,770	0.97		0.97		1.73		74
Year ended 12/31/09	7.81	0.16	2.06	2.22	(0.26)	—	(0.26)	9.77	28.47	18,031	0.86		0.86		1.93		72
Year ended 12/31/08	14.94	0.22	(6.76)	(6.54)	(0.03)	(0.56)	(0.59)	7.81	(43.64)	12,864	1.07		1.07		1.69		114
Year ended 12/31/07	16.60	0.29	0.63	0.92	(0.38)	(2.20)	(2.58)	14.94	5.58	79,762	0.99		1.67		1.67		160

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the years ended prior to January 1, 2012.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $100,196, $8,659, $9,427, $897, $639 and $17,205 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

NOTE 12—Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

16        Invesco Global Quantitative Core Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
A	$1,000.00	$1,044.70	$8.26	$1,016.79	$8.14	1.62%

B	1,000.00	1,042.10	12.05	1,013.06	11.88	2.37

C	1,000.00	1,041.10	12.05	1,013.06	11.88	2.37

R	1,000.00	1,043.70	9.52	1,015.54	9.39	1.87

Y	1,000.00	1,046.70	6.99	1,018.03	6.89	1.37

Institutional	1,000.00	1,049.10	5.21	1,019.78	5.14	1.02

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17        Invesco Global Quantitative Core Fund

Approval of Investment Advisory and Sub-Advisory Contracts
(Formerly Known As Invesco Global Equity Fund)

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Global Quantitative Core Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement as well as the sub-advisory contracts for the Fund, as Invesco Asset Management Deutschland GmbH currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Multi-Cap Core Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one year period and the fourth quintile for the three and five year periods (the first quintile being the best performing funds and the fifth quintile

18        Invesco Global Quantitative Core Fund

being the worst performing funds). The Board noted that performance of Class A shares of the fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A share of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s rate was above the rate of one mutual fund with comparable investment strategies, but noted that the fund was a fund of funds that did not pay an advisory fee. The Board also noted that Invesco Advisers advises or sub-advises off-shore funds with comparable investment strategies, two of which had higher effective fee rates and one of which had a lower effective fee rate.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of annual registration statement updates and financial information and regulatory compliance under the Investment Company Act of 1940, as amended. Invesco Advisers also reviewed generally the higher frequency of shareholder purchases and redemptions in the Invesco Funds relative to the flow of assets for other client accounts. Invesco Advisers advised the Board that advance notice of redemptions is often provided to Invesco Advisers by institutional clients. The Board did note that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts tended to be more comparable, reflecting a more comparable scope of services. The Board concluded that the aggregate services provided to the Invesco Funds were sufficiently different from those provided to institutional clients, and the Board did not place significant weight on these fee comparisons.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19        Invesco Global Quantitative Core Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

GQC-SAR-1     Invesco Distributors, Inc.

Invesco Income Allocation Fund
Nasdaq:
A: ALAAX ▪ B: BLIAX ▪ C: CLIAX ▪ R: RLIAX ▪ Y: ALAYX ▪ Institutional: ILAAX
Semiannual Report to Shareholders ▪ June 30, 2012

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
6	Financial Statements
8	Notes to Financial Statements
14	Financial Highlights
15	Fund Expenses
16	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	5.73%

Class B Shares	5.44

Class C Shares	5.33

Class R Shares	5.59

Class Y Shares	5.86

Institutional Class Shares	5.86

S&P 500 Index▼(Broad Market Index)	9.49

Custom Income Allocation Index▪ (Style-Specific Index)	5.30

Lipper Mixed-Asset Target Allocation Conservative Funds Index▼ (Peer Group Index)	4.32

Source(s): ▼Lipper Inc.; ▪Invesco, Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Custom Income Allocation Index, created by Invesco to serve as a benchmark for Invesco Income Allocation Fund, is composed of the following indexes: Russell 3000®, MSCI EAFE®, FTSE NAREIT Equity REITs and Barclays U.S. Universal. The composition of the index may change from time to time based on the target asset allocation of the Fund. Therefore, the current composition of the index does not reflect its historical composition and will likely be altered in the future to better reflect the objective of the Fund. The Russell 3000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.
     The Russell 3000 Index is an unmanaged index considered representative of the US stock market.
     The MSCI EAFE Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The FTSE NAREIT Equity REITs Index is an unmanaged index considered representative of US real estate investment trusts (REITs).
     The Barclays U.S. Universal Index covers US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Income Allocation Fund

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (10/31/05)	4.21%

5 Years	2.24

1 Year	-0.92

Class B Shares

Inception (10/31/05)	4.31%

5 Years	2.31

1 Year	-0.90

Class C Shares

Inception (10/31/05)	4.31%

5 Years	2.63

1 Year	3.10

Class R Shares

Inception (10/31/05)	4.83%

5 Years	3.14

1 Year	4.63

Class Y Shares

Inception	5.24%

5 Years	3.60

1 Year	5.16

Institutional Class Shares

Inception (10/31/05)	5.36%

5 Years	3.67

1 Year	5.16
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,
Class C, Class R, Class Y and Institutional Class shares was 0.90%, 1.65%, 1.65%, 1.15%, 0.65% and 0.65%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.30%, 2.05%, 2.05%, 1.55%, 1.05% and 0.99%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/ or reimbursed expenses, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.65% for Invesco Income Allocation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least April 30, 2013. See current prospectus for more information.

3	Invesco Income Allocation Fund

Letters to Shareholders

    Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,

Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

     Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.
4	Invesco Income Allocation Fund

Schedule of Investments

June 30, 2012
(Unaudited)

Invesco Income Allocation Fund
Schedule of Investments in Affiliated Issuers–100.06%(a)

	% of				Change in
	Net				Unrealized
	Assets	Value	Purchases	Proceeds	Appreciation	Realized	Dividend	Shares	Value
	06/30/12	12/31/11	at Cost	from Sales	(Depreciation)	Gain (Loss)	Income	06/30/12	06/30/12

Domestic Equity Funds–23.45%
Invesco Diversified Dividend Fund	15.35%	$13,659,359	$1,270,394	$(685,298)	$1,180,641	$(99,742)	$152,917	1,196,359	$15,325,354

Invesco Utilities Fund	8.10%	8,066,266	533,302	(710,551)	290,711	(99,723)	116,468	464,902	8,080,005

Total Domestic Equity Funds		21,725,625	1,803,696	(1,395,849)	1,471,352	(199,465)	269,385		23,405,359

Fixed-Income Funds–64.35%
Invesco Core Plus Bond Fund	15.09%	16,804,984	1,149,628	(3,223,073)	678,754	(345,898)	341,206	1,397,439	15,064,395

Invesco Floating Rate Fund	6.95%	6,523,289	594,378	(320,305)	198,574	(61,071)	176,137	904,155	6,934,865

Invesco High Yield Fund	10.22%	12,934,855	900,234	(4,254,348)	718,906	(101,277)	343,139	2,428,183	10,198,370

Invesco International Total Return Fund	4.95%	4,613,439	496,167	(228,006)	40,751	16,521	35,744	449,806	4,938,872

Invesco Premium Income Fund	13.79%	—	14,421,871	(992,382)	323,680	11,681	343,697	1,308,446	13,764,850

Invesco Short Term Bond Fund	4.94%	5,611,431	356,912	(1,097,723)	202,759	(138,711)	57,157	568,510	4,934,668

Invesco U.S. Government Fund	—%	6,908,985	62,847	(6,956,942)	(441,332)	426,442	23,902	—	—

Invesco Van Kampen Corporate Bond Fund	8.41%	8,168,692	637,694	(696,117)	417,263	(133,478)	194,807	1,187,278	8,394,054

Total Fixed-Income Funds		61,565,675	18,619,731	(17,768,896)	2,139,355	(325,791)	1,515,789		64,230,074

Foreign Equity Funds–5.17%
Invesco International Core Equity Fund	5.17%	3,999,996	1,407,283	(222,454)	114,257	(139,086)	—	559,653	5,159,996

Real Estate Funds–7.09%
Invesco Global Real Estate Income Fund	7.09%	6,475,917	540,184	(397,607)	492,705	(36,307)	175,454	816,962	7,074,892

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $96,439,288)	100.06%	$93,767,213	$22,370,894	$(19,784,806)	$4,217,669	$(700,649)	$1,960,628		$99,870,321

OTHER ASSETS LESS LIABILITIES	(0.06)%								(64,099)

NET ASSETS	100.00%								$99,806,222

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

Portfolio Composition

		% of Total
	Target	Net Assets
Asset Class	Allocation	As of 06/30/12

Intermediate Term Taxable Investment Grade	23.75%	23.50%

Taxable Non-Investment Grade	31.25	30.96

Large Cap Value	15.00	15.35

Sector	8.00	8.10

Real Estate	7.00	7.09

Short-Term Taxable Investment Grade	5.00	4.94

International Blend	10.00	10.12

Other Assets Less Liabilities	0.00	(0.06)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Income Allocation Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $96,439,288)	$99,870,321

Receivable for fund shares sold	193,583

Investment for trustee deferred compensation and retirement plans	15,535

Other assets	25,692

Total assets	100,105,131

Liabilities:
Payable for:
Investments purchased — affiliated underlying funds	117,722

Fund shares reacquired	73,368

Accrued fees to affiliates	59,066

Accrued other operating expenses	25,764

Trustee deferred compensation and retirement plans	22,989

Total liabilities	298,909

Net assets applicable to shares outstanding	$99,806,222

Net assets consist of:
Shares of beneficial interest	$109,344,578

Undistributed net investment income	644,849

Undistributed net realized gain (loss)	(13,614,238)

Unrealized appreciation	3,431,033

$99,806,222

Net Assets:
Class A	$69,631,999

Class B	$5,819,461

Class C	$21,537,888

Class R	$1,505,242

Class Y	$1,236,972

Institutional Class	$74,660

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	6,973,276

Class B	582,193

Class C	2,154,504

Class R	150,646

Class Y	123,881

Institutional Class	7,476

Class A:
Net asset value per share	$9.99

Maximum offering price per share
(Net asset value of $9.99 divided by 94.50%)	$10.57

Class B:
Net asset value and offering price per share	$10.00

Class C:
Net asset value and offering price per share	$10.00

Class R:
Net asset value and offering price per share	$9.99

Class Y:
Net asset value and offering price per share	$9.99

Institutional Class:
Net asset value and offering price per share	$9.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Income Allocation Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$1,960,628

Expenses:
Administrative services fees	24,864

Custodian fees	3,901

Distribution fees:

Class A	83,087

Class B	31,549

Class C	104,061

Class R	3,288

Transfer agent fees — A, B, C, R and Y	74,129

Transfer agent fees — Institutional	28

Trustees’ and officers’ fees and benefits	12,404

Registration and filing fees	36,250

Other	36,473

Total expenses	410,034

Less: Expenses reimbursed and expense offset arrangement(s)	(178,610)

Net expenses	231,424

Net investment income	1,729,204

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(700,649)

Change in net unrealized appreciation of affiliated underlying fund shares	4,217,669

Net gain from affiliated underlying funds	3,517,020

Net increase in net assets resulting from operations	$5,246,224

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Income Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$1,729,204	$3,354,418

Net realized gain (loss)	(700,649)	(1,174,826)

Change in net unrealized appreciation	4,217,669	570,883

Net increase in net assets resulting from operations	5,246,224	2,750,475

Distributions to shareholders from net investment income:
Class A	(1,211,275)	(2,224,613)

Class B	(86,406)	(200,472)

Class C	(295,924)	(572,781)

Class R	(22,567)	(37,343)

Class Y	(25,159)	(37,777)

Institutional Class	(1,117)	(1,139)

Total distributions from net investment income	(1,642,448)	(3,074,125)

Share transactions–net:
Class A	3,428,477	8,458,632

Class B	(1,019,010)	(211,272)

Class C	84,457	898,553

Class R	287,071	93,513

Class Y	(314,443)	743,028

Institutional Class	45,879	16,707

Net increase in net assets resulting from share transactions	2,512,431	9,999,161

Net increase in net assets	6,116,207	9,675,511

Net assets:
Beginning of period	93,690,015	84,014,504

End of period (includes undistributed net investment income of $644,849 and $558,093, respectively)	$99,806,222	$93,690,015

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Income Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is current income and, secondarily, growth of capital. The Fund is a “fund of funds”, in that it invests in the Institutional Class of other mutual funds (“underlying funds”) advised by Invesco Advisers, Inc. (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010,

8        Invesco Income Allocation Fund

new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9        Invesco Income Allocation Fund

C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective, May 1, 2012, the Adviser has contractually agreed, through at least April 30, 2013, to reimburse expenses to the extent necessary to limit total annual operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.25%, 1.00%, 1.00%, 0.50%, 0.00% and 0.00% of average daily net assets, respectively. Prior to May 1, 2012, the Adviser had contractually agreed to reimburse expenses to the extent necessary to limit total annual operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.28%, 1.03%, 1.03%, 0.53%, 0.03% and 0.03% of average daily net assets, respectively. In determining Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on April 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  For the six months ended June 30, 2012, the Adviser reimbursed Fund level expenses of $104,453 and reimbursed class level expenses of $51,086, $4,849, $15,995, $1,011, $1,000 and $28 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

10        Invesco Income Allocation Fund

  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $20,384 in front-end sales commissions from the sale of Class A shares and $0, $4,153 and $900 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Level 1	Level 2	Level 3	Total

Equity Securities	$99,870,321	$—	$—	$99,870,321

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $188.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

11        Invesco Income Allocation Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$1,679,104	$—	$1,679,104

December 31, 2017	2,118,568	—	2,118,568

December 31, 2018	454,222	—	454,222

Total capital loss carryforward	$4,251,894	$—	$4,251,894

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $22,370,894 and $19,784,806, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$—

Aggregate unrealized (depreciation) of investment securities	(5,230,662)

Net unrealized appreciation (depreciation) of investment securities	$(5,230,662)

Cost of investments for tax purposes is $105,100,983.

12        Invesco Income Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	996,912	$9,867,969	2,396,334	$23,310,387

Class B	52,450	517,733	257,397	2,504,611

Class C	266,014	2,641,607	609,727	5,912,379

Class R	48,242	479,819	43,121	418,621

Class Y	37,548	371,569	127,972	1,229,326

Institutional Class	4,603	45,057	4,040	39,619

Issued as reinvestment of dividends:
Class A	101,845	1,005,737	186,710	1,795,298

Class B	7,579	74,911	17,906	172,494

Class C	25,385	251,054	49,249	474,068

Class R	2,284	22,567	3,879	37,343

Class Y	1,986	19,609	3,051	29,416

Institutional Class	91	899	63	607

Automatic conversion of Class B shares to Class A shares:
Class A	58,376	578,677	105,508	1,030,549

Class B	(58,544)	(578,677)	(105,475)	(1,030,549)

Reacquired:
Class A	(811,097)	(8,023,906)	(1,822,441)	(17,677,602)

Class B	(104,177)	(1,032,977)	(190,529)	(1,857,828)

Class C	(284,076)	(2,808,204)	(563,048)	(5,487,894)

Class R	(21,772)	(215,315)	(36,789)	(362,451)

Class Y	(71,818)	(705,621)	(53,371)	(515,714)

Institutional Class	(7)	(77)	(2,458)	(23,519)

Net increase in share activity	251,824	$2,512,431	1,030,846	$9,999,161

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13        Invesco Income Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset		securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed(c)		absorbed		net assets		turnover(d)

Class A
Six months ended 06/30/12	$9.62	$0.19	$0.36	$0.55	$(0.18)	$—	$(0.18)	$9.99	5.73%	$69,632	0.27	%(e)	0.64	%(e)	3.80	%(e)	20%
Year ended 12/31/11	9.64	0.39	(0.05)	0.34	(0.36)	—	(0.36)	9.62	3.54	63,727	0.28		0.65		4.00		11
Year ended 12/31/10	9.13	0.40	0.50	0.90	(0.39)	—	(0.39)	9.64	10.02	55,556	0.28		0.67		4.22		16
Year ended 12/31/09	7.94	0.41	1.19	1.60	(0.41)	—	(0.41)	9.13	20.80	49,394	0.28		0.74		4.94		20
Year ended 12/31/08	10.60	0.55	(2.46)	(1.91)	(0.55)	(0.20)	(0.75)	7.94	(18.88)	43,926	0.28		0.67		5.69		27
Year ended 12/31/07	10.85	0.54	(0.17)	0.37	(0.47)	(0.15)	(0.62)	10.60	3.40	60,193	0.28		0.70		4.92		10

Class B
Six months ended 06/30/12	9.63	0.15	0.36	0.51	(0.14)	—	(0.14)	10.00	5.33	5,819	1.02	(e)	1.39	(e)	3.05	(e)	20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	—	(0.28)	9.63	2.77	6,592	1.03		1.40		3.25		11
Year ended 12/31/10	9.13	0.33	0.51	0.84	(0.32)	—	(0.32)	9.65	9.31	6,811	1.03		1.42		3.47		16
Year ended 12/31/09	7.95	0.35	1.18	1.53	(0.35)	—	(0.35)	9.13	19.74	6,573	1.03		1.49		4.19		20
Year ended 12/31/08	10.61	0.48	(2.46)	(1.98)	(0.48)	(0.20)	(0.68)	7.95	(19.46)	7,177	1.03		1.42		4.94		27
Year ended 12/31/07	10.86	0.46	(0.17)	0.29	(0.39)	(0.15)	(0.54)	10.61	2.62	11,412	1.03		1.45		4.17		10

Class C
Six months ended 06/30/12	9.63	0.15	0.36	0.51	(0.14)	—	(0.14)	10.00	5.33	21,538	1.02	(e)	1.39	(e)	3.05	(e)	20
Year ended 12/31/11	9.65	0.31	(0.05)	0.26	(0.28)	—	(0.28)	9.63	2.77	20,669	1.03		1.40		3.25		11
Year ended 12/31/10	9.14	0.33	0.50	0.83	(0.32)	—	(0.32)	9.65	9.18	19,802	1.03		1.42		3.47		16
Year ended 12/31/09	7.95	0.35	1.19	1.54	(0.35)	—	(0.35)	9.14	19.87	20,859	1.03		1.49		4.19		20
Year ended 12/31/08	10.61	0.48	(2.46)	(1.98)	(0.48)	(0.20)	(0.68)	7.95	(19.47)	19,324	1.03		1.42		4.94		27
Year ended 12/31/07	10.86	0.46	(0.17)	0.29	(0.39)	(0.15)	(0.54)	10.61	2.62	25,286	1.03		1.45		4.17		10

Class R
Six months ended 06/30/12	9.62	0.17	0.36	0.53	(0.16)	—	(0.16)	9.99	5.59	1,505	0.52	(e)	0.89	(e)	3.55	(e)	20
Year ended 12/31/11	9.65	0.36	(0.06)	0.30	(0.33)	—	(0.33)	9.62	3.18	1,173	0.53		0.90		3.75		11
Year ended 12/31/10	9.13	0.37	0.51	0.88	(0.36)	—	(0.36)	9.65	9.86	1,078	0.53		0.92		3.97		16
Year ended 12/31/09	7.95	0.39	1.18	1.57	(0.39)	—	(0.39)	9.13	20.34	721	0.53		0.99		4.69		20
Year ended 12/31/08	10.61	0.52	(2.45)	(1.93)	(0.53)	(0.20)	(0.73)	7.95	(19.06)	419	0.53		0.92		5.44		27
Year ended 12/31/07	10.86	0.51	(0.17)	0.34	(0.44)	(0.15)	(0.59)	10.61	3.14	394	0.53		0.95		4.67		10

Class Y
Six months ended 06/30/12	9.62	0.20	0.36	0.56	(0.19)	—	(0.19)	9.99	5.86	1,237	0.02	(e)	0.39	(e)	4.05	(e)	20
Year ended 12/31/11	9.65	0.41	(0.06)	0.35	(0.38)	—	(0.38)	9.62	3.70	1,502	0.03		0.40		4.25		11
Year ended 12/31/10	9.13	0.42	0.51	0.93	(0.41)	—	(0.41)	9.65	10.42	757	0.03		0.42		4.47		16
Year ended 12/31/09	7.94	0.44	1.18	1.62	(0.43)	—	(0.43)	9.13	21.10	459	0.03		0.49		5.19		20
Year ended 12/31/08(f)	8.93	0.12	(0.94)	(0.82)	(0.17)	—	(0.17)	7.94	(9.14)	234	0.03	(g)	0.57	(g)	5.94	(g)	27

Institutional Class
Six months ended 06/30/12	9.62	0.20	0.36	0.56	(0.19)	—	(0.19)	9.99	5.86	75	0.02	(e)	0.34	(e)	4.05	(e)	20
Year ended 12/31/11	9.64	0.41	(0.05)	0.36	(0.38)	—	(0.38)	9.62	3.81	27	0.03		0.34		4.25		11
Year ended 12/31/10	9.13	0.42	0.50	0.92	(0.41)	—	(0.41)	9.64	10.30	11	0.03		0.33		4.47		16
Year ended 12/31/09	7.94	0.43	1.19	1.62	(0.43)	—	(0.43)	9.13	21.10	10	0.04		0.39		5.18		20
Year ended 12/31/08	10.60	0.56	(2.44)	(1.88)	(0.58)	(0.20)	(0.78)	7.94	(18.67)	12	0.04		0.36		5.93		27
Year ended 12/31/07	10.85	0.57	(0.17)	0.40	(0.50)	(0.15)	(0.65)	10.60	3.66	10	0.03		0.33		5.17		10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.65%, 0.60%, 0.62%, 0.71% and 0.69% for the years ended December 31, 2011, December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $66,835, $6,344, $20,927, $1,323, $1,308 and $56 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

NOTE 11—Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

14        Invesco Income Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012, through June 30, 2012.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
A	$1,000.00	$1,057.30	$1.38	$1,023.52	$1.36	0.27%

B	1,000.00	1,054.40	5.21	1,019.79	5.12	1.02

C	1,000.00	1,053.30	5.21	1,019.79	5.12	1.02

R	1,000.00	1,055.90	2.66	1,022.28	2.61	0.52

Y	1,000.00	1,058.60	0.10	1,024.76	0.10	0.02

Institutional	1,000.00	1,058.60	0.10	1,024.76	0.10	0.02

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective May 1, 2012, the Fund’s adviser has contractually agreed to reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.25%, 1.00%, 1.00%, 0.50%, 0.00% and 0.00% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.25%, 1.00%, 1.00%, 0.50%, 0.00% and 0.00% for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.28, $5.11, $5.11, $2.56, $0.00 and $0.00 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $1.26, $5.02, $5.02, $2.51, $0.00 and $0.00 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

15        Invesco Income Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Income Allocation Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Mixed-Asset Target Allocation Conservative Funds Index. The

16        Invesco Income Allocation Fund

Board noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one year period, the second quintile for the three year period and the fourth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and three year periods and below the performance of the Index for the five year period. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers
  The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least April 30, 2013 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a direct profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

17        Invesco Income Allocation Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

INCAL-SAR-1     Invesco Distributors, Inc.

Invesco International Allocation Fund
Semiannual Report to Shareholders ▪ June 30, 2012
Nasdaq:
A: AINAX ▪ B: INABX▪ C: INACX ▪ R: RINAX ▪ Y: AINYX ▪ Institutional: INAIX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Notes to Financial Statements
13	Financial Highlights
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.65%

Class B Shares	1.23

Class C Shares	1.23

Class R Shares	1.55

Class Y Shares	1.65

Institutional Class Shares	1.76

MSCI AC World Ex-U.S. Index▼ (Broad Market/Style-Specific Index)*	2.77

MSCI EAFE Index▼ (Former Broad Market/Style-Specific Index)*	2.96

Lipper International Multi-Cap Core Funds Index▼ (Peer Group Index)	4.57

Source(s): ▼Lipper Inc.
*	During the reporting period, the Fund has elected to use the MSCI AC World Ex-U.S. Index as its broad marketing/style-specific index rather than the MSCI EAFE Index because the MSC AC World Ex-U.S. Index more appropriately reflects the Fund’s investment style.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI AC World Ex-U.S. Index is an index considered representative of stock markets of developed and emerging markets, excluding those of the US.
     The Lipper International Multi-Cap Core Funds Index is an unmanaged index considered representative of international multi-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (10/31/05)	2.03%

5 Years	-5.40

1 Year	-16.19

Class B Shares

Inception (10/31/05)	2.13%

5 Years	-5.35

1 Year	-16.35

Class C Shares

Inception (10/31/05)	2.13%

5 Years	-5.03

1 Year	-12.77

Class R Shares

Inception (10/31/05)	2.66%

5 Years	-4.54

1 Year	-11.45

Class Y Shares

Inception	3.04%

5 Years	-4.15

1 Year	-11.10

Institutional Class Shares

Inception (10/31/05)	3.16%

5 Years	-4.08

1 Year	-11.12

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.54%, 2.29%, 2.29%, 1.79%, 1.29% and 1.10%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
      The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
      Had the adviser not waived fees and/ or reimbursed expenses on the Fund’s Class A, Class B, Class C, Class R and Class Y shares in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.88% for Invesco International Allocation Fund.

2	Invesco International Allocation Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
    In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
    We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
    Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
    If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco International Allocation Fund

Schedule of Investments

June 30, 2012
(Unaudited)

Invesco International Allocation Fund
Schedule of Investments in Affiliated Issuers–101.11%(a)

	% of
	Net				Change in
	Assets	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	06/30/12	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	Income	06/30/12	06/30/12

Foreign Equity Funds–99.80%
Invesco Developing Markets Fund	4.43%	$7,679,859	$172,279	$(766,900)	$629,350	$(98,875)	$—	249,450	$7,615,713

Invesco Emerging Markets Equity Fund	4.46%	7,057,298	942,905	(414,683)	136,385	(55,658)	—	1,031,796	7,666,247

Invesco International Core Equity Fund	30.78%	52,895,418	3,015,476	(2,856,701)	1,822,901	(1,950,185)	—	5,740,446	52,926,909

Invesco International Growth Fund	22.32%	39,860,380	861,396	(4,012,883)	2,398,022	(711,599)	—	1,434,802	38,395,316

Invesco International Small Company Fund	9.80%	17,778,698	382,843	(1,343,682)	343,071	(308,587)	—	941,998	16,852,343

PowerShares International Dividend Achievers Portfolio–ETF	28.01%	49,368,114	1,244,167	(2,527,249)	495,840	(416,903)	932,963	3,298,902	48,163,969

Total Money Market Funds		174,639,767	6,619,066	(11,922,098)	5,825,569	(3,541,807)	932,963		171,620,497

Money Market Funds–1.31%
Liquid Assets Portfolio	0.65%	478,118	4,237,293	(3,585,672)	—	—	154	1,129,739	1,129,739

Premier Portfolio	0.66%	478,118	4,237,293	(3,585,672)	—	—	117	1,129,739	1,129,739

Total Money Market Funds		956,236	8,474,586	(7,171,344)	—	—	271		2,259,478

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $200,964,677)	101.11%	$175,596,003	$15,093,652	$(19,093,442)	$5,825,569	$(3,541,807)	$933,234		$173,879,975

OTHER ASSETS LESS LIABILITIES	(1.11)%								(1,916,019)

NET ASSETS	100.00%								$171,963,956

Investment Abbreviations:

ETF – Exchange-Traded Fund

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed. The Fund invests in the fund shares of the Exchange-Traded Fund.

Portfolio Composition

By asset class, based on Net Assets
as of June 30, 2012

	Target Portfolio	Portfolio Weight
Asset Class	Weight	as of 6/30/12

Emerging Markets	9.00%	8.79%

International Blend	31.00	30.44

International Growth	32.50	33.08

International Value	27.50	27.69

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco International Allocation Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $200,964,677)	$173,879,975

Receivable for:
Investments sold	71,380

Fund shares sold	265,281

Dividends	55

Investment for trustee deferred compensation and retirement plans	16,654

Other assets	34,576

Total assets	174,267,921

Liabilities:
Payable for:
Investments purchased	1,244,167

Fund shares reacquired	366,628

Amount due custodian	420,454

Accrued fees to affiliates	207,312

Accrued other operating expenses	26,821

Trustee deferred compensation and retirement plans	38,583

Total liabilities	2,303,965

Net assets applicable to shares outstanding	$171,963,956

Net assets consist of:
Shares of beneficial interest	$286,052,667

Undistributed net investment income	3,873,940

Undistributed net realized gain (loss)	(90,877,949)

Unrealized appreciation (depreciation)	(27,084,702)

$171,963,956

Net Assets:
Class A	$123,190,836

Class B	$10,897,597

Class C	$27,425,778

Class R	$4,894,419

Class Y	$5,292,973

Institutional Class	$262,353

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	13,367,000

Class B	1,199,105

Class C	3,018,436

Class R	533,420

Class Y	573,811

Institutional Class	28,319

Class A:
Net asset value per share	$9.22

Maximum offering price per share (Net asset value of $9.22 divided by 94.50%)	$9.76

Class B:
Net asset value and offering price per share	$9.09

Class C:
Net asset value and offering price per share	$9.09

Class R:
Net asset value and offering price per share	$9.18

Class Y:
Net asset value and offering price per share	$9.22

Institutional Class:
Net asset value and offering price per share	$9.26

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Allocation Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$933,234

Other Income	42

Total investment income	933,276

Expenses:
Administrative services fees	24,864

Custodian fees	4,038

Distribution fees:
Class A	158,975

Class B	59,466

Class C	146,406

Class R	12,568

Transfer agent fees — A, B, C, R and Y	255,363

Transfer agent fees — Institutional	80

Trustees’ and officers’ fees and benefits	14,346

Other	78,070

Total expenses	754,176

Less: Expenses reimbursed and expense offset arrangement(s)	(147,397)

Net expenses	606,779

Net investment income	326,497

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(3,541,807)

Change in net unrealized appreciation of affiliated underlying fund shares	5,825,569

Net gain from affiliated underlying funds	2,283,762

Net increase in net assets resulting from operations	$2,610,259

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Allocation Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$326,497	$3,483,509

Net realized gain (loss)	(3,541,807)	(9,726,030)

Change in net unrealized appreciation (depreciation)	5,825,569	(10,542,051)

Net increase (decrease) in net assets resulting from operations	2,610,259	(16,784,572)

Distributions to shareholders from net investment income:
Class A	—	(2,146,251)

Class B	—	(96,162)

Class C	—	(229,007)

Class R	—	(69,055)

Class Y	—	(83,627)

Institutional Class	—	(3,600)

Total distributions from net investment income	—	(2,627,702)

Share transactions–net:
Class A	(2,392,897)	(3,013,742)

Class B	(1,703,460)	(3,540,121)

Class C	(2,688,860)	(6,957,447)

Class R	(95,333)	(240,796)

Class Y	846,802	(103,940)

Institutional Class	89,431	100,679

Net increase (decrease) in net assets resulting from share transactions	(5,944,317)	(13,755,367)

Net increase (decrease) in net assets	(3,334,058)	(33,167,641)

Net assets:
Beginning of period	175,298,014	208,465,655

End of period (includes undistributed net investment income of $3,873,940 and $3,547,443, respectively)	$171,963,956	$175,298,014

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Allocation Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide long-term growth of capital. The Fund is a “fund of funds,” in that it invests in mutual funds advised by Invesco Advisers, Inc. (“Invesco”) or exchange traded funds advised by Invesco Powershares Capital Management LLC (“PowerShares Capital”), an affiliate of Invesco. Invesco and PowerShares Capital are affiliates of each other as they are indirect wholly-owned subsidiaries of Invesco Ltd. Invesco may change the Fund’s asset class allocations, the underlying funds or target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.

7        Invesco International Allocation Fund

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

8        Invesco International Allocation Fund

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Redemption Fees — The Fund had a 2% redemption fee that was retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, was imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee was recorded as an increase in shareholder capital and was allocated among the share classes based on the relative net assets of each class. Effective January 1, 2012, the Fund eliminated the 2% redemption fee assessed on shares of the Fund redeemed or exchanged within 31 days of purchase.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco indirectly as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. Prior to May 1, 2012, the Adviser had contractually agreed to reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 0.43%, 1.18%, 1.18%, 0.68%, 0.18% and 0.18%, respectively, of average daily net assets. In determining the Adviser’s obligation to reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, total annual fund operating expenses after expense reimbursement may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.
  For the six months ended June 30, 2012, the Adviser reimbursed class level expenses of $104,676, $9,789, $24,100, $4,138, $4,032 and $21 of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

9        Invesco International Allocation Fund

  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $23,823 in front-end sales commissions from the sale of Class A shares and $2,565, $7,720 and $753 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  The underlying funds pay no distribution fees and the Fund pays no sales loads or other similar compensation to IDI for acquiring underlying fund shares.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

	Level 1	Level 2	Level 3	Total

Equity Securities	$173,879,975	$—	$—	$173,879,975

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $641.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

10        Invesco International Allocation Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$27,122,541	$—	$27,122,541

December 31, 2017	23,283,288	—	23,283,288

December 31, 2018	9,317,140	—	9,317,140

Not subject to expiration	33,445	7,235,337	7,268,782

Total capital loss carryforward	$59,756,414	$7,235,337	$66,991,751

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $6,619,066 and $11,922,098, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,697,398

Aggregate unrealized (depreciation) of investment securities	(50,069,854)

Net unrealized appreciation (depreciation) of investment securities	$(47,372,456)

Cost of investments for tax purposes is $221,252,431.

11        Invesco International Allocation Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,375,453	$13,034,328	2,904,935	$28,706,059

Class B	24,534	230,284	78,071	769,637

Class C	264,781	2,457,323	355,526	3,492,612

Class R	109,160	1,034,911	136,029	1,343,564

Class Y	138,597	1,318,552	131,538	1,288,508

Institutional Class	13,776	133,310	10,947	103,840

Issued as reinvestment of dividends:
Class A	—	—	223,817	1,969,591

Class B	—	—	10,459	91,101

Class C	—	—	24,548	213,818

Class R	—	—	7,852	68,861

Class Y	—	—	7,809	68,722

Institutional Class	—	—	361	3,191

Automatic conversion of Class B shares to Class A shares:
Class A	78,525	751,541	148,386	1,492,724

Class B	(80,432)	(751,541)	(150,741)	(1,492,724)

Reacquired:(b)
Class A	(1,719,813)	(16,178,766)	(3,545,816)	(35,182,116)

Class B	(125,070)	(1,182,203)	(296,645)	(2,908,135)

Class C	(557,693)	(5,146,183)	(1,083,703)	(10,663,877)

Class R	(120,789)	(1,130,244)	(163,558)	(1,653,221)

Class Y	(49,562)	(471,750)	(146,208)	(1,461,170)

Institutional Class	(4,876)	(43,879)	(684)	(6,352)

Net increase (decrease) in share activity	(653,409)	$(5,944,317)	(1,347,077)	$(13,755,367)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $7 and $1,849 allocated among the classes based on relative net assets of each class for the six months ended June 30, 2012 and the year ended December 31, 2011, respectively.

12        Invesco International Allocation Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset	Net	on securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed(d)		absorbed		net assets		turnover(e)

Class A
Six months ended 06/30/12	$9.07	$0.03	$0.12	$0.15	$—	$—	$—	$9.22	1.65%	$123,191	0.51	%(f)	0.67	%(f)	0.54	%(f)	4%
Year ended 12/31/11	10.10	0.20	(1.07)	(0.87)	(0.16)	—	(0.16)	9.07	(8.57)	123,677	0.43		0.66		1.97		11
Year ended 12/31/10	9.20	0.14	0.96	1.10	(0.20)	—	(0.20)	10.10	12.04	140,375	0.43		0.64		1.50		6
Year ended 12/31/09	6.79	0.17	2.45	2.62	(0.21)	—	(0.21)	9.20	38.68	148,986	0.44		0.76		2.22		11
Year ended 12/31/08	14.14	0.18	(6.43)	(6.25)	(0.01)	(1.09)	(1.10)	6.79	(44.27)	120,847	0.44		0.65		1.56		38
Year ended 12/31/07	13.29	0.32	1.05	1.37	(0.26)	(0.26)	(0.52)	14.14	10.37	280,140	0.44		0.60		2.25		2

Class B
Six months ended 06/30/12	8.98	(0.01)	0.12	0.11	—	—	—	9.09	1.23	10,898	1.26	(f)	1.42	(f)	(0.21	)(f)	4
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	—	(0.07)	8.98	(9.21)	12,392	1.18		1.41		1.22		11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	—	(0.13)	9.97	11.18	17,336	1.18		1.39		0.75		6
Year ended 12/31/09	6.68	0.11	2.40	2.51	(0.10)	—	(0.10)	9.09	37.68	19,284	1.19		1.51		1.47		11
Year ended 12/31/08	14.06	0.09	(6.37)	(6.28)	(0.01)	(1.09)	(1.10)	6.68	(44.74)	17,571	1.19		1.40		0.81		38
Year ended 12/31/07	13.23	0.21	1.05	1.26	(0.17)	(0.26)	(0.43)	14.06	9.61	40,466	1.19		1.34		1.50		2

Class C
Six months ended 06/30/12	8.98	(0.01)	0.12	0.11	—	—	—	9.09	1.23	27,426	1.26	(f)	1.42	(f)	(0.21	)(f)	4
Year ended 12/31/11	9.97	0.12	(1.04)	(0.92)	(0.07)	—	(0.07)	8.98	(9.21)	29,727	1.18		1.41		1.22		11
Year ended 12/31/10	9.09	0.07	0.94	1.01	(0.13)	—	(0.13)	9.97	11.18	40,020	1.18		1.39		0.75		6
Year ended 12/31/09	6.68	0.11	2.40	2.51	(0.10)	—	(0.10)	9.09	37.68	42,315	1.19		1.51		1.47		11
Year ended 12/31/08	14.05	0.09	(6.36)	(6.27)	(0.01)	(1.09)	(1.10)	6.68	(44.70)	35,579	1.19		1.40		0.81		38
Year ended 12/31/07	13.23	0.21	1.04	1.25	(0.17)	(0.26)	(0.43)	14.05	9.53	89,841	1.19		1.35		1.50		2

Class R
Six months ended 06/30/12	9.04	0.01	0.13	0.14	—	—	—	9.18	1.55	4,894	0.76	(f)	0.92	(f)	0.29	(f)	4
Year ended 12/31/11	10.06	0.17	(1.06)	(0.89)	(0.13)	—	(0.13)	9.04	(8.81)	4,929	0.68		0.91		1.72		11
Year ended 12/31/10	9.16	0.12	0.96	1.08	(0.18)	—	(0.18)	10.06	11.84	5,679	0.68		0.89		1.25		6
Year ended 12/31/09	6.75	0.15	2.43	2.58	(0.17)	—	(0.17)	9.16	38.38	4,625	0.69		1.01		1.97		11
Year ended 12/31/08	14.12	0.15	(6.42)	(6.27)	(0.01)	(1.09)	(1.10)	6.75	(44.48)	2,980	0.69		0.90		1.31		38
Year ended 12/31/07	13.27	0.29	1.05	1.34	(0.23)	(0.26)	(0.49)	14.12	10.16	4,211	0.69		0.85		2.00		2

Class Y
Six months ended 06/30/12	9.07	0.04	0.11	0.15	—	—	—	9.22	1.65	5,293	0.26	(f)	0.42	(f)	0.79	(f)	4
Year ended 12/31/11	10.10	0.22	(1.06)	(0.84)	(0.19)	—	(0.19)	9.07	(8.30)	4,396	0.18		0.41		2.22		11
Year ended 12/31/10	9.20	0.16	0.97	1.13	(0.23)	—	(0.23)	10.10	12.29	4,965	0.18		0.39		1.75		6
Year ended 12/31/09	6.80	0.21	2.44	2.65	(0.25)	—	(0.25)	9.20	38.99	4,033	0.19		0.51		2.47		11
Year ended 12/31/08(g)	9.83	0.03	(1.96)	(1.93)	(0.01)	(1.09)	(1.10)	6.80	(19.74)	477	0.19	(h)	0.64	(h)	1.81	(h)	38

Institutional Class
Six months ended 06/30/12	9.10	0.04	0.12	0.16	—	—	—	9.26	1.76	262	0.18	(f)	0.20	(f)	0.87	(f)	4
Year ended 12/31/11	10.16	0.22	(1.09)	(0.87)	(0.19)	—	(0.19)	9.10	(8.52)	177	0.18		0.22		2.22		11
Year ended 12/31/10	9.23	0.17	0.99	1.16	(0.23)	—	(0.23)	10.16	12.59	89	0.16		0.16		1.77		6
Year ended 12/31/09	6.83	0.19	2.46	2.65	(0.25)	—	(0.25)	9.23	38.90	66	0.18		0.23		2.48		11
Year ended 12/31/08	14.17	0.21	(6.45)	(6.24)	(0.01)	(1.09)	(1.10)	6.83	(44.11)	50	0.15		0.15		1.85		38
Year ended 12/31/07	13.31	0.36	1.05	1.41	(0.29)	(0.26)	(0.55)	14.17	10.66	64	0.17		0.17		2.52		2

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.88%, 0.88%, 0.90%, 0.98% and 0.96% for the years ended December 31, 2011, December 31, 2010, December 31, 2009, December 31, 2008 and December 31, 2007, respectively.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $127,879, $11,959, $29,442, $5,055, $4,925 and $245 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(g)	Commencement date of October 3, 2008 for Class Y shares.
(h)	Annualized.

NOTE 11—Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

13        Invesco International Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012, through June 30, 2012.
  In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
A	$1,000.00	$1,016.50	$2.56	$1,022.33	$2.56	0.51%

B	1,000.00	1,012.30	6.30	1,018.60	6.32	1.26

C	1,000.00	1,012.30	6.30	1,018.60	6.32	1.26

R	1,000.00	1,015.50	3.81	1,021.08	3.82	0.76

Y	1,000.00	1,016.50	1.30	1,023.57	1.31	0.26

Institutional	1,000.00	1,017.60	0.92	1,023.95	0.93	0.18

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective May 1, 2012, the Fund’s Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.67%, 1.42%, 1.42%, 0.92%, 0.42% and 0.20% for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.36, $7.10, $7.10, $4.61, $2.11 and $1.01 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.37, $7.12, $7.12, $4.62, $2.11 and $1.01 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.

14        Invesco International Allocation Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco International Allocation Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses, and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investment Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the additional resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper International Multi-Cap Core Funds Index. The Board

15        Invesco International Allocation Fund

noted that performance of Class A shares of the Fund was in the first quintile of the performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory Fees and Fee Waivers
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds. The Board noted that Invesco Advisers and its subsidiaries did not make a direct profit from managing the Fund. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

16        Invesco International Allocation Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

INTAL-SAR-1	Invesco Distributors, Inc.

Invesco Mid Cap Core Equity Fund
Semiannual Report to Shareholders ▪ June 30, 2012
Nasdaq:
A: GTAGX ▪ B: GTABX▪ C: GTACX ▪ R:GTARX ▪ Y: GTAYX ▪ Institutional: GTAVX

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
15	Financial Highlights
16	Fund Expenses
17	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.00%

Class B Shares	3.60

Class C Shares	3.67

Class R Shares	3.92

Class Y Shares	4.16

Institutional Class Shares	4.18

S&P 500 Index▼ (Broad Market Index)	9.49

Russell Midcap Index▼ (Style-Specific Index)	7.97

Lipper Mid-Cap Core Funds Index▼ (Peer Group Index)	6.99

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
      The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks. The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (6/9/87)	10.14%

10 Years	5.35

5 Years	-0.49

1 Year	-13.21

Class B Shares

Inception (4/1/93)	9.44%

10 Years	5.33

5 Years	-0.41

1 Year	-13.25

Class C Shares

Inception (5/3/99)	7.15%

10 Years	5.17

5 Years	-0.12

1 Year	-9.72

Class R Shares

Inception (6/3/02)	5.17%

10 Years	5.72%

5 Years	0.38

1 Year	-8.38

Class Y Shares

10 Years	6.05%

5 Years	0.82

1 Year	-7.92

Institutional Class Shares

Inception (3/15/02)	5.57%

10 Years	6.44

5 Years	1.04

1 Year	-7.81

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
      The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
      The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.19%, 1.94%, 1.94%, 1.44%, 0.94% and 0.82%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
      Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional
Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2	Invesco Mid Cap Core Equity Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
    In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
    We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
    Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
    If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Mid Cap Core Equity Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks–72.89%
Aerospace & Defense–1.61%
Exelis Inc.	2,209,154	$21,782,258

Moog Inc.–Class A(b)	500,057	20,677,357

		42,459,615

Apparel Retail–1.42%
Citi Trends Inc.(b)	596,513	9,210,161

Guess?, Inc.	932,477	28,319,326

		37,529,487

Application Software–2.13%
Adobe Systems Inc.(b)	1,737,706	56,249,543

Asset Management & Custody Banks–1.82%
Legg Mason, Inc.	437,338	11,532,603

Northern Trust Corp.	790,508	36,379,178

		47,911,781

Auto Parts & Equipment–0.72%
Tenneco Inc.(b)	708,755	19,008,809

Brewers–2.98%
Boston Beer Company, Inc. (The)–Class A(b)	181,962	22,017,402

Molson Coors Brewing Co.–Class B	1,360,620	56,615,398

		78,632,800

Communications Equipment–1.92%
Juniper Networks, Inc.(b)	841,297	13,721,554

Polycom, Inc.(b)	1,374,239	14,456,994

Research In Motion Ltd. (Canada)(b)	998,402	7,378,191

Tellabs, Inc.	4,490,146	14,952,186

		50,508,925

Computer & Electronics Retail–0.96%
GameStop Corp.–Class A	1,380,951	25,354,260

Computer Storage & Peripherals–1.10%
NetApp, Inc.(b)	909,334	28,935,008

Construction & Engineering–0.75%
Chicago Bridge & Iron Co. N.V.–New York Shares	522,706	19,841,920

Construction & Farm Machinery & Heavy Trucks–1.71%
Navistar International Corp.(b)	745,752	21,156,984

Terex Corp.(b)	1,336,548	23,830,651

		44,987,635

Construction Materials–0.96%
CRH PLC (Ireland)	1,319,640	25,351,961

Data Processing & Outsourced Services–1.22%
Western Union Co. (The)	1,904,047	32,064,152

Department Stores–0.70%
Macy’s, Inc.	534,992	18,376,975

Diversified Chemicals–0.99%
Huntsman Corp.	2,020,035	26,139,253

Diversified Metals & Mining–0.31%
Compass Minerals International, Inc.	109,075	8,320,241

Electric Utilities–0.52%
Edison International	298,496	13,790,515

Electronic Components–1.58%
Amphenol Corp.–Class A	621,444	34,129,704

Dolby Laboratories Inc.–Class A(b)	182,969	7,556,620

		41,686,324

Electronic Equipment & Instruments–0.39%
Checkpoint Systems, Inc.(b)	1,197,131	10,427,011

Electronic Manufacturing Services–0.75%
Molex Inc.	828,283	19,829,095

Environmental & Facilities Services–1.06%
Republic Services, Inc.	1,053,030	27,863,174

Food Retail–0.57%
Safeway, Inc.	829,649	15,058,129

General Merchandise Stores–2.28%
Big Lots, Inc.(b)	951,560	38,814,132

Family Dollar Stores, Inc.	319,131	21,215,829

		60,029,961

Gold–0.84%
Agnico-Eagle Mines Ltd. (Canada)	374,882	15,167,726

Kinross Gold Corp. (Canada)	865,000	7,049,750

		22,217,476

Health Care Equipment–1.11%
Boston Scientific Corp.(b)	3,283,824	18,619,282

Olympus Corp. (Japan)(b)	650,700	10,552,878

		29,172,160

Health Care Facilities–0.43%
VCA Antech, Inc.(b)	517,225	11,368,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Mid Cap Core Equity Fund

	Shares	Value

Health Care Services–2.40%
DaVita, Inc.(b)	182,779	$17,950,726

Laboratory Corp. of America Holdings(b)	232,805	21,560,071

Quest Diagnostics Inc.	398,930	23,895,907

		63,406,704

Homebuilding–0.58%
D.R. Horton, Inc.	836,929	15,382,755

Industrial Conglomerates–0.55%
Koninklijke Philips Electronics N.V. (Netherlands)	730,953	14,443,298

Industrial Machinery–2.02%
Ingersoll-Rand PLC	299,174	12,619,159

ITT Corp.	535,290	9,421,104

SPX Corp.	192,440	12,570,181

Xylem, Inc.	741,412	18,661,340

		53,271,784

Insurance Brokers–1.12%
Marsh & McLennan Cos., Inc.	918,373	29,599,162

Investment Banking & Brokerage–0.78%
Charles Schwab Corp. (The)	1,599,562	20,682,337

Life & Health Insurance–1.26%
Torchmark Corp.	656,131	33,167,422

Life Sciences Tools & Services–1.87%
Agilent Technologies, Inc.	807,215	31,675,117

Life Technologies Corp.(b)	390,003	17,546,235

		49,221,352

Managed Health Care–0.87%
Aetna Inc.	589,238	22,844,757

Marine–0.61%
Kirby Corp.(b)	339,774	15,996,560

Multi-Sector Holdings–0.36%
PICO Holdings, Inc.(b)	425,720	9,540,385

Office Services & Supplies–1.28%
Pitney Bowes Inc.	2,261,995	33,862,065

Oil & Gas Drilling–0.79%
Transocean Ltd.	466,511	20,867,037

Oil & Gas Equipment & Services–3.18%
Cameron International Corp.(b)	404,042	17,256,634

CARBO Ceramics Inc.	220,248	16,899,629

ShawCor Ltd.–Class A (Canada)	310,640	11,243,575

Weatherford International Ltd.(b)	3,036,713	38,353,685

		83,753,523

Oil & Gas Exploration & Production–2.20%
Newfield Exploration Co.(b)	744,682	21,826,630

Southwestern Energy Co.(b)	490,726	15,668,881

Talisman Energy Inc. (Canada)	1,780,640	20,410,636

		57,906,147

Packaged Foods & Meats–3.81%
JM Smucker Co. (The)	315,876	23,854,956

Kellogg Co.	959,949	47,354,284

McCormick & Co., Inc.	481,691	29,214,559

		100,423,799

Personal Products–0.67%
Avon Products, Inc.	1,085,346	17,593,459

Pharmaceuticals–1.14%
Endo Health Solutions Inc.(b)	489,662	15,169,729

Warner Chilcott PLC–Class A(b)	835,227	14,967,268

		30,136,997

Property & Casualty Insurance–1.32%
Progressive Corp. (The)	1,671,952	34,826,760

Restaurants–1.08%
Darden Restaurants, Inc.	562,537	28,481,248

Semiconductors–3.38%
Linear Technology Corp.	1,577,763	49,431,315

Microchip Technology Inc.	474,326	15,690,704

Xilinx, Inc.	719,199	24,143,510

		89,265,529

Soft Drinks–1.85%
Dr. Pepper Snapple Group, Inc.	1,112,635	48,677,781

Specialized Finance–0.76%
Moody’s Corp.	546,201	19,963,647

Specialty Chemicals–2.56%
International Flavors & Fragrances Inc.	557,036	30,525,573

Sigma-Aldrich Corp.	501,790	37,097,335

		67,622,908

Steel–0.60%
Allegheny Technologies, Inc.	495,180	15,791,290

Systems Software–3.35%
CA, Inc.	895,699	24,264,486

Symantec Corp.(b)	4,379,633	63,986,438

		88,250,924

Thrifts & Mortgage Finance–1.17%
People’s United Financial Inc.	2,659,064	30,871,733

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Mid Cap Core Equity Fund

	Shares	Value

Trucking–0.50%
Con-way Inc.	362,957	$13,106,377

Total Common Stocks (Cost $1,829,669,443)		1,922,072,556

Money Market Funds–27.25%
Liquid Assets Portfolio–Institutional Class(c)	359,243,748	359,243,748

Premier Portfolio–Institutional Class(c)	359,243,748	359,243,748

Total Money Market Funds (Cost $718,487,496)		718,487,496

TOTAL INVESTMENTS–100.14% (Cost $2,548,156,939)		2,640,560,052

OTHER ASSETS LESS LIABILITIES–(0.14)%		(3,795,134)

NET ASSETS–100.00%		$2,636,764,918

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Information Technology	15.8%

Industrials	10.1

Consumer Staples	9.9

Financials	8.6

Health Care	7.8

Consumer Discretionary	7.7

Materials	6.3

Energy	6.2

Utilities	0.5

Money Market Funds Plus Other Assets Less Liabilities	27.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Mid Cap Core Equity Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,829,669,443)	$1,922,072,556

Investments in affiliated money market funds, at value and cost	718,487,496

Total investments, at value (Cost $2,548,156,939)	2,640,560,052

Foreign currencies, at value (Cost $829,928)	839,823

Receivable for:
Fund shares sold	4,499,172

Dividends	2,286,288

Investment for trustee deferred compensation and retirement plans	70,283

Other assets	88,307

Total assets	2,648,343,925

Liabilities:
Payable for:
Investments purchased	2,151,613

Fund shares reacquired	7,188,505

Accrued fees to affiliates	1,702,419

Accrued other operating expenses	140,528

Trustee deferred compensation and retirement plans	395,942

Total liabilities	11,579,007

Net assets applicable to shares outstanding	$2,636,764,918

Net assets consist of:
Shares of beneficial interest	$2,362,831,410

Undistributed net investment income	332,819

Undistributed net realized gain	181,193,990

Unrealized appreciation	92,406,699

$2,636,764,918

Net Assets:
Class A	$1,471,825,231

Class B	$42,516,541

Class C	$208,678,218

Class R	$151,062,316

Class Y	$438,315,301

Institutional Class	$324,367,311

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	67,329,117

Class B	2,462,733

Class C	12,114,098

Class R	7,037,258

Class Y	19,909,898

Institutional Class	14,132,257

Class A:
Net asset value per share	$21.86

Maximum offering price per share (Net asset value of $21.86 divided by 94.50%)	$23.13

Class B:
Net asset value and offering price per share	$17.26

Class C:
Net asset value and offering price per share	$17.23

Class R:
Net asset value and offering price per share	$21.47

Class Y:
Net asset value and offering price per share	$22.01

Institutional Class:
Net asset value and offering price per share	$22.95

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Mid Cap Core Equity Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $38,582)	$15,594,177

Dividends from affiliated money market funds	413,762

Total investment income	16,007,939

Expenses:
Advisory fees	8,779,184

Administrative services fees	267,578

Custodian fees	36,164

Distribution fees:
Class A	1,962,728

Class B	251,144

Class C	1,120,734

Class R	423,793

Transfer agent fees — A, B, C, R and Y	2,317,030

Transfer agent fees — Institutional	175,385

Trustees’ and officers’ fees and benefits	62,325

Other	271,537

Total expenses	15,667,602

Less: Fees waived and expense offset arrangement(s)	(424,266)

Net expenses	15,243,336

Net investment income	764,603

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $64,247)	155,315,585

Foreign currencies	(93,320)

155,222,265

Change in net unrealized appreciation (depreciation) of:
Investment securities	(44,921,831)

Foreign currencies	4,802

(44,917,029)

Net realized and unrealized gain	110,305,236

Net increase in net assets resulting from operations	$111,069,839

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Mid Cap Core Equity Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income (loss)	$764,603	$(3,931,293)

Net realized gain	155,222,265	107,501,297

Change in net unrealized appreciation (depreciation)	(44,917,029)	(287,953,063)

Net increase (decrease) in net assets resulting from operations	111,069,839	(184,383,059)

Distributions to shareholders from net realized gains:
Class A	—	(51,719,481)

Class B	—	(2,377,868)

Class C	—	(9,157,530)

Class R	—	(5,597,657)

Class Y	—	(6,063,023)

Institutional Class	—	(11,501,182)

Total distributions from net realized gains	—	(86,416,741)

Share transactions–net:
Class A	(149,082,302)	(119,304,444)

Class B	(15,241,419)	(52,612,532)

Class C	(20,765,331)	(2,311,668)

Class R	(21,337,513)	(5,101,898)

Class Y	250,109,882	7,064,518

Institutional Class	(30,156,307)	59,859,250

Net increase (decrease) in net assets resulting from share transactions	13,527,010	(112,406,774)

Net increase (decrease) in net assets	124,596,849	(383,206,574)

Net assets:
Beginning of period	2,512,168,069	2,895,374,643

End of period (includes undistributed net investment income (loss) of $332,819 and $(431,784), respectively)	$2,636,764,918	$2,512,168,069

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Mid Cap Core Equity Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on

9        Invesco Mid Cap Core Equity Fund

or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more

10        Invesco Mid Cap Core Equity Fund

of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.725%

Next $500 million	0.70%

Next $500 million	0.675%

Over $1.5 billion	0.65%

11        Invesco Mid Cap Core Equity Fund

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $421,308.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $92,290 in front-end sales commissions from the sale of Class A shares and $7,117, $32,551 and $10,055 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

12        Invesco Mid Cap Core Equity Fund

  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,590,211,916	$50,348,136	$—	$2,640,560,052

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities purchases of $6,433,293 and securities sales of $237,547, which resulted in net realized gains of $64,247.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended June 30, 2012, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $2,958.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2012, the Fund paid legal fees of $360 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryforward as of December 31, 2011.

13        Invesco Mid Cap Core Equity Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $607,670,236 and $814,756,524, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$218,306,899

Aggregate unrealized (depreciation) of investment securities	(130,489,784)

Net unrealized appreciation of investment securities	$87,817,115

Cost of investments for tax purposes is $2,552,742,937.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	4,923,784	$111,102,474	15,925,002	$370,507,604

Class B	43,744	787,292	172,477	3,266,003

Class C	710,735	12,648,295	2,596,265	48,473,603

Class R	1,081,000	23,775,372	3,207,913	73,524,458

Class Y	13,998,821	304,279,809	5,833,729	137,156,545

Institutional Class	1,675,541	39,336,442	6,845,390	159,732,258

Issued as reinvestment of dividends:
Class A	—	—	2,330,955	49,556,106

Class B	—	—	136,918	2,308,442

Class C	—	—	512,776	8,630,025

Class R	—	—	267,408	5,591,499

Class Y	—	—	210,404	4,500,550

Institutional Class	—	—	514,841	11,470,657

Automatic conversion of Class B shares to Class A shares:
Class A	442,727	10,072,445	1,706,192	39,546,892

Class B	(559,496)	(10,072,445)	(2,127,632)	(39,546,892)

Reacquired:
Class A	(12,020,422)	(270,257,221)	(25,336,377)	(578,915,046)

Class B	(332,974)	(5,956,266)	(994,030)	(18,640,085)

Class C	(1,877,969)	(33,413,626)	(3,246,600)	(59,415,296)

Class R	(2,068,375)	(45,112,885)	(3,713,443)	(84,217,855)

Class Y	(2,403,161)	(54,169,927)	(5,999,518)	(134,592,577)

Institutional Class	(2,969,998)	(69,492,749)	(4,827,772)	(111,343,665)

Net increase (decrease) in share activity	643,957	$13,527,010	(5,985,102)	$(112,406,774)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 15% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

14        Invesco Mid Cap Core Equity Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	distributions	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/12	$21.02	$0.01	$0.83	$0.84	$—	$—	$—	$21.86	4.00%	$1,471,825	1.16	%(d)	1.19	%(d)	0.08	%(d)	30%
Year ended 12/31/11	23.17	(0.02)	(1.42)	(1.44)	—	(0.71)	(0.71)	21.02	(6.24)	1,554,838	1.16		1.19		(0.09)		57
Year ended 12/31/10	20.95	0.01	2.61	2.62	(0.01)	(0.39)	(0.40)	23.17	12.52	1,838,719	1.18		1.21		0.06		61
Year ended 12/31/09	16.11	0.05	4.81	4.86	(0.02)	—	(0.02)	20.95	30.16	1,515,079	1.24		1.27		0.26		24
Year ended 12/31/08	23.63	0.17	(6.69)	(6.52)	(0.18)	(0.82)	(1.00)	16.11	(27.45)	879,531	1.25		1.28		0.79		60
Year ended 12/31/07	26.08	0.32	2.23	2.55	(0.36)	(4.64)	(5.00)	23.63	9.90	1,280,918	1.21		1.22		0.97		49

Class B
Six months ended 06/30/12	16.66	(0.06)	0.66	0.60	—	—	—	17.26	3.60	42,517	1.91	(d)	1.94	(d)	(0.67	)(d)	30
Year ended 12/31/11	18.66	(0.16)	(1.13)	(1.29)	—	(0.71)	(0.71)	16.66	(6.95)	55,166	1.91		1.94		(0.84)		57
Year ended 12/31/10	17.06	(0.12)	2.10	1.98	—	(0.38)	(0.38)	18.66	11.65	114,279	1.93		1.96		(0.69)		61
Year ended 12/31/09	13.22	(0.07)	3.93	3.86	(0.02)	—	(0.02)	17.06	29.19	183,219	1.99		2.02		(0.49)		24
Year ended 12/31/08	19.59	0.01	(5.52)	(5.51)	(0.04)	(0.82)	(0.86)	13.22	(27.97)	197,599	2.00		2.03		0.04		60
Year ended 12/31/07	22.39	0.08	1.91	1.99	(0.15)	(4.64)	(4.79)	19.59	9.03	394,916	1.96		1.97		0.22		49

Class C
Six months ended 06/30/12	16.62	(0.06)	0.67	0.61	—	—	—	17.23	3.67	208,678	1.91	(d)	1.94	(d)	(0.67	)(d)	30
Year ended 12/31/11	18.62	(0.16)	(1.13)	(1.29)	—	(0.71)	(0.71)	16.62	(6.97)	220,772	1.91		1.94		(0.84)		57
Year ended 12/31/10	17.02	(0.12)	2.10	1.98	—	(0.38)	(0.38)	18.62	11.68	249,883	1.93		1.96		(0.69)		61
Year ended 12/31/09	13.19	(0.07)	3.92	3.85	(0.02)	—	(0.02)	17.02	29.18	202,853	1.99		2.02		(0.49)		24
Year ended 12/31/08	19.55	0.01	(5.51)	(5.50)	(0.04)	(0.82)	(0.86)	13.19	(27.98)	115,735	2.00		2.03		0.04		60
Year ended 12/31/07	22.35	0.08	1.91	1.99	(0.15)	(4.64)	(4.79)	19.55	9.05	182,444	1.96		1.97		0.22		49

Class R
Six months ended 06/30/12	20.66	(0.02)	0.83	0.81	—	—	—	21.47	3.92	151,062	1.41	(d)	1.44	(d)	(0.17	)(d)	30
Year ended 12/31/11	22.85	(0.08)	(1.40)	(1.48)	—	(0.71)	(0.71)	20.66	(6.51)	165,812	1.41		1.44		(0.34)		57
Year ended 12/31/10	20.71	(0.04)	2.56	2.52	—	(0.38)	(0.38)	22.85	12.21	188,803	1.43		1.46		(0.19)		61
Year ended 12/31/09	15.96	—	4.77	4.77	(0.02)	—	(0.02)	20.71	29.88	101,828	1.49		1.52		0.01		24
Year ended 12/31/08	23.40	0.11	(6.61)	(6.50)	(0.12)	(0.82)	(0.94)	15.96	(27.63)	49,456	1.50		1.53		0.54		60
Year ended 12/31/07	25.88	0.22	2.23	2.45	(0.29)	(4.64)	(4.93)	23.40	9.59	70,940	1.46		1.47		0.71		49

Class Y
Six months ended 06/30/12	21.14	0.04	0.83	0.87	—	—	—	22.01	4.12	438,315	0.91	(d)	0.94	(d)	0.33	(d)	30
Year ended 12/31/11	23.25	0.04	(1.44)	(1.40)	—	(0.71)	(0.71)	21.14	(6.05)	175,773	0.91		0.94		0.16		57
Year ended 12/31/10	20.97	0.07	2.60	2.67	(0.01)	(0.38)	(0.39)	23.25	12.80	192,236	0.93		0.96		0.31		61
Year ended 12/31/09	16.10	0.10	4.82	4.92	(0.05)	—	(0.05)	20.97	30.59	86,803	0.99		1.02		0.51		24
Year ended 12/31/08(e)	20.44	0.04	(3.37)	(3.33)	(0.19)	(0.82)	(1.01)	16.10	(16.12)	2,349	1.06	(f)	1.09	(f)	0.98	(f)	60

Institutional Class
Six months ended 06/30/12	22.03	0.05	0.87	0.92	—	—	—	22.95	4.18	324,367	0.80	(d)	0.83	(d)	0.44	(d)	30
Year ended 12/31/11	24.15	0.07	(1.48)	(1.41)	—	(0.71)	(0.71)	22.03	(5.87)	339,807	0.79		0.82		0.28		57
Year ended 12/31/10	21.74	0.11	2.70	2.81	(0.01)	(0.39)	(0.40)	24.15	12.94	311,455	0.76		0.79		0.48		61
Year ended 12/31/09	16.67	0.13	5.01	5.14	(0.07)	—	(0.07)	21.74	30.84	200,303	0.80		0.83		0.70		24
Year ended 12/31/08	24.44	0.26	(6.95)	(6.69)	(0.26)	(0.82)	(1.08)	16.67	(27.19)	67,379	0.85		0.88		1.19		60
Year ended 12/31/07	26.82	0.43	2.30	2.73	(0.47)	(4.64)	(5.11)	24.44	10.33	67,180	0.82		0.83		1.35		49

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ending December 31, 2009, the portfolio turnover calculation excludes the value of securities purchased of $ 36,332,046 and sold of $40,409,014 in the effort to realign the Fund’s portfolio holdings after the reorganization of Atlantic Whitehall Mid Cap Growth Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,578,810, $50,505, $225,378, $170,449, $220,178, and $355,426 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

NOTE 12—Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

15        Invesco Mid Cap Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
A	$1,000.00	$1,040.00	$5.88	$1,019.10	$5.82	1.16%

B	1,000.00	1,036.00	9.67	1,015.37	9.57	1.91

C	1,000.00	1,036.70	9.67	1,015.37	9.57	1.91

R	1,000.00	1,039.20	7.15	1,017.85	7.07	1.41

Y	1,000.00	1,041.60	4.62	1,020.34	4.57	0.91

Institutional	1,000.00	1,041.80	4.06	1,020.89	4.02	0.80

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

16        Invesco Mid Cap Core Equity Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Mid Cap Core Equity Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of all funds in the Lipper performance universe and against the Lipper Mid-Cap Core Funds Index. The Board noted that

17        Invesco Mid Cap Core Equity Fund

performance of Class A shares of the Fund was in the fourth quintile of the performance universe for the one year period, the fifth quintile for the three year period and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A Shares of the Fund was below the performance of the Index for the one and three year periods and above the performance of the Index for the five year period. Invesco Advisers presented an analysis to the Board that included an explanation of reasons for differences in performance relative to that of the universe and index, including differences between the Fund’s investment strategies and those of peers. The Board discussed actions that Invesco Advisers had taken or was taking to address performance issues and Invesco Adviser’s resources and responsiveness to performance concerns. These explanations provided a sound basis for understanding comparative performance and monitoring and addressing it going forward, and were part of the Board’s overall conclusion about the nature, extent and quality of the services provided by Invesco Advisers. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board noted that the Fund’s effective fee rate was below the effective fee rate of one mutual fund with comparable investment strategies.
  Other than the mutual fund described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources of Invesco Advisers
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

18        Invesco Mid Cap Core Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
    Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
    Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MCCE-SAR-1	Invesco Distributors, Inc.

Invesco Small Cap Growth Fund
Nasdaq:
A: GTSAX ▪ B: GTSBX ▪ C: GTSDX ▪ R: GTSRX ▪ Y: GTSYX
Investor: GTSIX ▪ Institutional: GTSVX
Semiannual Report to Shareholders ▪ June 30, 2012

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.99%

Class B Shares	8.61

Class C Shares	8.57

Class R Shares	8.85

Class Y Shares	9.13

Investor Class Shares	8.99

Institutional Class Shares	9.19

S&P 500 Index▼ (Broad Market Index)	9.49

Russell 2000 Growth Index▼ (Style-Specific Index)	8.81

Lipper Small-Cap Growth Funds Index▼ (Peer Group Index)	8.95

Source(s): ▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The Russell 2000® Growth Index is an unmanaged index considered representative of small-cap growth stocks. The Russell 2000 Growth Index is a trademark/ service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Small-Cap Growth Funds Index is an unmanaged index considered representative of small-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on April 7, 2006. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.27%, 2.02%, 2.02%, 1.52%, 1.02%, 1.27% and 0.83%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the

Average Annual Total Returns
As of 6/30/12, including maximum applicable
sales charges

Class A Shares

Inception (10/18/95)		9.09%

10	Years	6.41

5	Years	0.90

1	Year	-9.39

Class B Shares

Inception (10/18/95)		9.09%

10	Years	6.35

5	Years	0.96

1	Year	-9.46

Class C Shares

Inception (5/3/99)		5.91%

10	Years	6.19

5	Years	1.28

1	Year	-5.70

Class R Shares

Inception (6/3/02)		6.15%

10	Years	6.73

5	Years	1.79

1	Year	-4.35

Class Y Shares

10	Years	7.10%

5	Years	2.24

1	Year	-3.86

Investor Class Shares

10	Years	7.00%

5	Years	2.04

1	Year	-4.09

Institutional Class Shares

Inception (3/15/02)		5.90%

10	Years	7.50

5	Years	2.49

1	Year	-3.69

beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Investor Class and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2 Invesco Small Cap Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3 Invesco Small Cap Growth Fund

Schedule of Investments(a)

June 30, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.92%
Aerospace & Defense–2.47%
Hexcel Corp.(b)	610,337	$15,740,591

TransDigm Group, Inc.(b)	200,395	26,913,049

		42,653,640

Air Freight & Logistics–1.59%
Forward Air Corp.	367,681	11,865,066

Hub Group, Inc.–Class A(b)	432,878	15,670,183

		27,535,249

Apparel Retail–1.74%
DSW Inc.–Class A	262,192	14,263,245

Foot Locker, Inc.	516,008	15,779,524

		30,042,769

Apparel, Accessories & Luxury Goods–1.64%
Maidenform Brands, Inc.(b)	495,287	9,866,117

Under Armour, Inc.–Class A(b)(c)	195,257	18,447,881

		28,313,998

Application Software–9.26%
ANSYS, Inc.(b)	233,329	14,725,393

Aspen Technology, Inc.(b)	858,932	19,884,276

BroadSoft Inc.(b)(c)	413,362	11,970,964

Fair Isaac Corp.	398,284	16,839,447

Informatica Corp.(b)	434,446	18,403,133

Interactive Intelligence Group(b)	337,827	9,530,100

Manhattan Associates, Inc.(b)	390,645	17,856,383

MicroStrategy Inc.–Class A(b)	102,077	13,255,719

Parametric Technology Corp.(b)	497,376	10,425,001

Quest Software, Inc.(b)	65,771	1,831,722

Solarwinds, Inc.(b)	578,834	25,214,009

		159,936,147

Asset Management & Custody Banks–1.00%
Affiliated Managers Group, Inc.(b)	158,254	17,320,900

Auto Parts & Equipment–1.03%
Tenneco Inc.(b)	318,732	8,548,392

TRW Automotive Holdings Corp.(b)	253,071	9,302,890

		17,851,282

Automotive Retail–1.28%
Group 1 Automotive, Inc.(c)	247,731	11,299,011

Monro Muffler Brake, Inc.	326,562	10,854,921

		22,153,932

Biotechnology–5.99%
Acorda Therapeutics Inc.(b)	341,566	8,047,295

Amarin Corp. PLC–ADR (Ireland)(b)(c)	931,123	13,464,039

BioMarin Pharmaceutical Inc.(b)	514,564	20,366,443

Incyte Corp.(b)(c)	889,207	20,184,999

Myriad Genetics, Inc.(b)	582,633	13,849,186

Seattle Genetics, Inc.(b)(c)	564,548	14,333,874

United Therapeutics Corp.(b)	268,195	13,243,469

		103,489,305

Building Products–0.85%
A.O. Smith Corp.	299,793	14,656,880

Casinos & Gaming–1.08%
Penn National Gaming, Inc.(b)	418,876	18,677,681

Communications Equipment–1.73%
Ciena Corp.(b)(c)	518,732	8,491,643

Finisar Corp.(b)	565,424	8,458,743

NETGEAR, Inc.(b)	372,556	12,856,907

		29,807,293

Construction & Farm Machinery & Heavy Trucks–2.72%
Lindsay Corp.(c)	204,555	13,275,620

WABCO Holdings Inc.(b)	289,652	15,331,281

Wabtec Corp.	235,028	18,334,534

		46,941,435

Data Processing & Outsourced Services–1.16%
Alliance Data Systems Corp.(b)(c)	147,968	19,975,680

Distributors–0.97%
Pool Corp.	413,706	16,738,545

Diversified Chemicals–0.77%
Olin Corp.	633,105	13,225,563

Electric Utilities–0.76%
ITC Holdings Corp.	190,726	13,142,929

Electrical Components & Equipment–1.45%
Acuity Brands, Inc.	226,800	11,546,388

Regal-Beloit Corp.	215,816	13,436,704

		24,983,092

Electronic Components–0.82%
Littelfuse, Inc.	247,857	14,100,585

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Small Cap Growth Fund

	Shares	Value

Electronic Equipment & Instruments–1.38%
Cognex Corp.	324,594	$10,273,400

National Instruments Corp.	504,447	13,549,447

		23,822,847

Environmental & Facilities Services–0.91%
Tetra Tech, Inc.(b)	600,111	15,650,895

Fertilizers & Agricultural Chemicals–0.47%
Intrepid Potash, Inc.(b)	353,535	8,046,457

Food Retail–0.68%
Harris Teeter Supermarkets Inc.	287,256	11,774,623

Footwear–0.79%
Steven Madden, Ltd.(b)	428,577	13,607,320

Gold–0.42%
Allied Nevada Gold Corp.(b)	137,405	3,899,554

Detour Gold Corp. (Canada)(b)	163,720	3,298,200

		7,197,754

Health Care Distributors–0.55%
PSS World Medical, Inc.(b)(c)	452,665	9,501,438

Health Care Equipment–2.82%
Insulet Corp.(b)	454,716	9,717,281

Masimo Corp.(b)	506,837	11,343,012

NuVasive, Inc.(b)	57,365	1,454,776

Sirona Dental Systems, Inc.(b)	287,361	12,934,119

STERIS Corp.	412,007	12,924,659

Thoratec Corp.(b)	9,510	319,346

		48,693,193

Health Care Facilities–1.07%
Health Management Associates Inc.–Class A(b)(c)	1,213,723	9,527,725

VCA Antech, Inc.(b)	407,718	8,961,642

		18,489,367

Health Care Services–2.28%
Chemed Corp.(c)	242,767	14,672,837

HMS Holdings Corp.(b)	379,941	12,655,835

Mednax, Inc.(b)	176,031	12,065,165

		39,393,837

Health Care Supplies–0.48%
Meridian Bioscience, Inc.(c)	402,201	8,229,032

Health Care Technology–0.40%
Quality Systems, Inc.	251,091	6,907,513

Home Furnishings–0.66%
Ethan Allen Interiors, Inc.(c)	572,265	11,405,241

Homebuilding–1.08%
Ryland Group, Inc. (The)(c)	728,335	18,630,809

Hotels, Resorts & Cruise Lines–0.65%
Choice Hotels International, Inc.(c)	282,559	11,282,581

Industrial Machinery–2.11%
Crane Co.	285,178	10,374,776

Kennametal Inc.	311,474	10,325,363

Lincoln Electric Holdings, Inc.	357,563	15,657,684

		36,357,823

Insurance Brokers–0.92%
Brown & Brown, Inc.	583,107	15,901,328

Internet Software & Services–3.60%
Ancestry.com, Inc.(b)(c)	295,204	8,126,966

CoStar Group Inc.(b)	277,781	22,555,817

DealerTrack Holdings Inc.(b)	462,927	13,938,732

ValueClick, Inc.(b)	926,711	15,188,793

WebMD Health Corp.(b)(c)	110,219	2,260,592

		62,070,900

Investment Banking & Brokerage–0.98%
Greenhill & Co., Inc.(c)	143,852	5,128,324

Stifel Financial Corp.(b)	383,370	11,846,133

		16,974,457

Leisure Facilities–0.91%
Life Time Fitness, Inc.(b)	337,982	15,719,543

Leisure Products–0.70%
Brunswick Corp.	542,459	12,053,439

Life Sciences Tools & Services–2.29%
PAREXEL International Corp.(b)	584,711	16,506,391

PerkinElmer, Inc.	452,982	11,686,936

Techne Corp.	153,104	11,360,317

		39,553,644

Managed Health Care–0.69%
Centene Corp.(b)	393,046	11,854,267

Metal & Glass Containers–0.52%
Greif Inc.–Class A	217,496	8,917,336

Oil & Gas Drilling–1.03%
Atwood Oceanics, Inc.(b)	283,559	10,729,872

Patterson-UTI Energy, Inc.	483,023	7,032,815

		17,762,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Small Cap Growth Fund

	Shares	Value

Oil & Gas Equipment & Services–2.04%
Dresser-Rand Group, Inc.(b)	277,606	$12,364,571

Dril-Quip, Inc.(b)	204,253	13,396,954

Lufkin Industries, Inc.	172,673	9,379,598

		35,141,123

Oil & Gas Exploration & Production–2.41%
Berry Petroleum Co.–Class A(c)	299,889	11,893,598

Energen Corp.	238,695	10,772,305

Oasis Petroleum Inc.(b)(c)	418,035	10,108,086

Resolute Energy Corp.(b)(c)	925,831	8,860,203

		41,634,192

Packaged Foods & Meats–2.22%
B&G Foods Inc.	670,472	17,834,555

Diamond Foods, Inc.	222,303	3,965,886

Lancaster Colony Corp.	231,576	16,490,527

		38,290,968

Personal Products–1.03%
Nu Skin Enterprises, Inc.–Class A(c)	379,949	17,819,608

Pharmaceuticals–1.13%
Salix Pharmaceuticals, Ltd.(b)	358,445	19,513,746

Regional Banks–1.58%
Huntington Bancshares Inc.	1,663,701	10,647,686

SVB Financial Group(b)	283,262	16,633,145

		27,280,831

Residential REIT’s–0.85%
Colonial Properties Trust	665,446	14,732,974

Restaurants–2.19%
Darden Restaurants, Inc.	239,036	12,102,393

Domino’s Pizza, Inc.	373,019	11,530,017

Jack in the Box Inc.(b)	506,694	14,126,629

		37,759,039

Security & Alarm Services–1.09%
Corrections Corp. of America	638,151	18,793,547

Semiconductor Equipment–2.30%
Cymer, Inc.(b)	263,298	15,521,417

MKS Instruments, Inc.	429,999	12,439,871

Teradyne, Inc.(b)	841,577	11,832,573

		39,793,861

Semiconductors–4.15%
Hittite Microwave Corp.(b)	248,383	12,697,339

Microsemi Corp.(b)	651,495	12,046,142

PMC-Sierra, Inc.(b)	1,838,347	11,287,451

Power Integrations, Inc.	337,721	12,596,993

Semtech Corp.(b)	496,235	12,068,435

Volterra Semiconductor Corp.(b)	470,708	11,038,103

		71,734,463

Specialty Chemicals–0.63%
Rockwood Holdings Inc.	244,251	10,832,532

Specialty Stores–2.78%
Dick’s Sporting Goods, Inc.	328,702	15,777,696

Tractor Supply Co.	167,012	13,872,017

Vitamin Shoppe, Inc.(b)	333,826	18,337,062

		47,986,775

Steel–0.76%
Carpenter Technology Corp.	274,493	13,131,745

Systems Software–2.60%
CommVault Systems, Inc.(b)	381,855	18,928,552

MICROS Systems, Inc.(b)	320,671	16,418,355

Websense, Inc.(b)	510,417	9,560,111

		44,907,018

Technology Distributors–0.72%
SYNNEX Corp.(b)	362,144	12,490,347

Trading Companies & Distributors–1.65%
Watsco, Inc.	199,613	14,731,439

WESCO International, Inc.(b)(c)	237,623	13,675,204

		28,406,643

Wireless Telecommunication Services–1.09%
SBA Communications Corp.–Class A(b)	331,236	18,897,014

Total Common Stocks & Other Equity Interests (Cost $1,334,596,658)		1,690,491,662

Money Market Funds–2.52%
Liquid Assets Portfolio–Institutional Class(d)	21,810,674	21,810,674

Premier Portfolio–Institutional Class(d)	21,810,673	21,810,673

Total Money Market Funds (Cost $43,621,347)		43,621,347

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.44% (Cost $1,378,218,005)		1,734,113,009

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–7.12%
Liquid Assets Portfolio–Institutional Class (Cost $122,910,020)(d)(e)	122,910,020	122,910,020

TOTAL INVESTMENTS–107.56% (Cost $1,501,128,025)		1,857,023,029

OTHER ASSETS LESS LIABILITIES–(7.56)%		(130,586,458)

NET ASSETS–100.00%		$1,726,436,571

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Small Cap Growth Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at June 30, 2012.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I.

Portfolio Composition

By sector, based on Net Assets
as of June 30, 2012

Information Technology	26.3%

Health Care	17.8

Consumer Discretionary	17.5

Industrials	16.1

Financials	5.3

Energy	4.9

Consumer Staples	3.9

Materials	3.6

Utilities	1.4

Telecommunication Services	1.1

Money Market Funds Plus Other Assets Less Liabilities	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Small Cap Growth Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $1,334,596,658)*	$1,690,491,662

Investments in affiliated money market funds, at value and cost	166,531,367

Total investments, at value (Cost $1,501,128,025)	1,857,023,029

Receivable for:
Investments sold	2,563,316

Fund shares sold	2,027,897

Dividends	668,092

Investment for trustee deferred compensation and retirement plans	67,483

Other assets	61,046

Total assets	1,862,410,863

Liabilities:
Payable for:
Investments purchased	2,524,014

Fund shares reacquired	8,931,029

Amount due custodian	167,800

Collateral upon return of securities loaned	122,910,020

Accrued fees to affiliates	1,116,425

Accrued other operating expenses	36,185

Trustee deferred compensation and retirement plans	288,819

Total liabilities	135,974,292

Net assets applicable to shares outstanding	$1,726,436,571

Net assets consist of:
Shares of beneficial interest	$1,268,991,638

Undistributed net investment income (loss)	(4,134,245)

Undistributed net realized gain	105,684,174

Unrealized appreciation	355,895,004

$1,726,436,571

Net Assets:
Class A	$819,461,173

Class B	$6,605,719

Class C	$17,985,897

Class R	$86,049,541

Class Y	$12,609,101

Investor Class	$215,606,314

Institutional Class	$568,118,826

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	27,132,007

Class B	257,984

Class C	703,268

Class R	2,939,567

Class Y	413,687

Investor Class	6,943,831

Institutional Class	17,778,047

Class A:
Net asset value per share	$30.20

Maximum offering price per share (Net asset value of $30.20 divided by 94.50%)	$31.96

Class B:
Net asset value and offering price per share	$25.61

Class C:
Net asset value and offering price per share	$25.57

Class R:
Net asset value and offering price per share	$29.27

Class Y:
Net asset value and offering price per share	$30.48

Investor Class:
Net asset value and offering price per share	$31.05

Institutional Class:
Net asset value and offering price per share	$31.96

*	At June 30, 2012, securities with an aggregate value of $122,960,802 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Small Cap Growth Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends	$6,581,946

Dividends from affiliated money market funds (includes securities lending income of $357,195)	373,259

Total investment income	6,955,205

Expenses:
Advisory fees	6,133,422

Administrative services fees	219,636

Custodian fees	20,437

Distribution fees:
Class A	1,068,620

Class B	37,193

Class C	93,784

Class R	215,872

Investor Class	276,816

Transfer agent fees — A, B, C, R, Y and Investor	1,325,733

Transfer agent fees — Institutional	223,805

Trustees’ and officers’ fees and benefits	46,087

Other	128,671

Total expenses	9,790,076

Less: Fees waived and expense offset arrangement(s)	(15,208)

Net expenses	9,774,868

Net investment income (loss)	(2,819,663)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $119,927)	97,678,571

Foreign currencies	(46)

97,678,525

Change in net unrealized appreciation of investment securities	54,329,336

Net realized and unrealized gain	152,007,861

Net increase in net assets resulting from operations	$149,188,198

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Small Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income (loss)	$(2,819,663)	$(9,789,082)

Net realized gain	97,678,525	105,320,263

Change in net unrealized appreciation (depreciation)	54,329,336	(124,366,524)

Net increase (decrease) in net assets resulting from operations	149,188,198	(28,835,343)

Distributions to shareholders from net realized gains:
Class A	—	(15,755,105)

Class B	—	(170,369)

Class C	—	(392,069)

Class R	—	(1,355,821)

Class Y	—	(149,450)

Investor Class	—	(3,798,394)

Institutional Class	—	(8,680,259)

Total distributions from net realized gains	—	(30,301,467)

Share transactions–net:
Class A	(86,671,670)	(72,033,508)

Class B	(1,646,465)	(4,466,089)

Class C	(1,425,490)	(2,687,335)

Class R	8,872,256	6,710,379

Class Y	3,869,305	2,223,361

Investor Class	(12,696,289)	(15,166,971)

Institutional Class	21,695,873	90,633,718

Net increase (decrease) in net assets resulting from share transactions	(68,002,480)	5,213,555

Net increase (decrease) in net assets	81,185,718	(53,923,255)

Net assets:
Beginning of period	1,645,250,853	1,699,174,108

End of period (includes undistributed net investment income (loss) of $(4,134,245) and $(1,314,582), respectively)	$1,726,436,571	$1,645,250,853

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Small Cap Growth Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B

10        Invesco Small Cap Growth Fund

shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  Effective as of the close of business on March 18, 2002, the Fund’s shares were offered on a limited basis to certain investors.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11        Invesco Small Cap Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

12        Invesco Small Cap Growth Fund

K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.725%

Next $500 million	0.70%

Next $500 million	0.675%

Over $1.5 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and institutional Class shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 2.00% and 1.75%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $13,999.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended June 30, 2012, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $3,895 in front-end sales commissions from the sale of Class A shares and $0, $3,132 and $122 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13        Invesco Small Cap Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,857,023,029	$—	$—	$1,857,023,029

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended June 30, 2012, the Fund engaged in securities purchases of $1,565,992 and securities sales of $1,428,982, which resulted in net realized gains of $119,927.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,209.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended June 30, 2012, the Fund paid legal fees of $163 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A partner of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

14        Invesco Small Cap Growth Fund

  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund did not have a capital loss carryforward at December 31, 2011.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $234,980,958 and $334,841,770, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$433,638,727

Aggregate unrealized (depreciation) of investment securities	(78,581,981)

Net unrealized appreciation of investment securities	$355,056,746

Cost of investments for tax purposes is $1,501,966,283.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	2,314,273	$70,326,155	7,873,328	$235,687,610

Class B	6,071	158,670	22,773	583,128

Class C	41,191	1,067,982	108,526	2,755,865

Class R	862,864	25,263,507	1,542,217	44,436,875

Class Y	158,675	4,947,315	117,275	3,525,468

Investor Class	478,046	15,024,057	1,458,873	44,972,918

Institutional Class	4,159,772	134,841,829	6,690,660	208,159,275

Issued as reinvestment of dividends:
Class A	—	—	557,155	15,633,752

Class B	—	—	6,942	165,847

Class C	—	—	16,067	383,208

Class R	—	—	49,790	1,355,771

Class Y	—	—	5,070	143,392

Investor Class	—	—	129,262	3,729,198

Institutional Class	—	—	277,369	8,218,459

Automatic conversion of Class B shares to Class A shares:
Class A	39,885	1,229,010	96,875	2,871,390

Class B	(47,054)	(1,229,010)	(112,993)	(2,871,390)

Reacquired:
Class A	(5,160,941)	(158,226,835)	(11,236,451)	(326,226,260)

Class B	(22,116)	(576,125)	(91,651)	(2,343,674)

Class C	(95,814)	(2,493,472)	(230,059)	(5,826,408)

Class R	(554,001)	(16,391,251)	(1,385,475)	(39,082,267)

Class Y	(35,266)	(1,078,010)	(49,396)	(1,445,499)

Investor Class	(883,320)	(27,720,346)	(2,099,996)	(63,869,087)

Institutional Class	(3,530,115)	(113,145,956)	(4,070,681)	(125,744,016)

Net increase (decrease) in share activity	(2,267,850)	$(68,002,480)	(324,520)	$5,213,555

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Small Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset	Net	on securities		Distributions				net assets		assets without		investment
	value,	investment	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	realized	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	gains	of period	return(b)	(000s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 06/30/12	$27.71	$(0.06)	$2.55	$2.49	$—	$30.20	8.99%	$819,461	1.21	%(d)	1.21	%(d)	(0.43	)%(d)	13%
Year ended 12/31/11	28.59	(0.19)	(0.17)	(0.36)	(0.52)	27.71	(1.27)	829,696	1.27		1.27		(0.65)		38
Year ended 12/31/10	22.64	(0.15)	6.10	5.95	—	28.59	26.28	933,268	1.25		1.25		(0.62)		38
Year ended 12/31/09	16.83	(0.05)	5.86	5.81	—	22.64	34.52	777,780	1.31		1.31		(0.25)		36
Year ended 12/31/08	29.00	(0.13)	(11.16)	(11.29)	(0.88)	16.83	(38.77)	630,729	1.28		1.28		(0.56)		29
Year ended 12/31/07	29.23	(0.25)	3.54	3.29	(3.52)	29.00	11.38	1,056,349	1.23		1.23		(0.78)		29

Class B
Six months ended 06/30/12	23.58	(0.15)	2.18	2.03	—	25.61	8.61	6,606	1.96	(d)	1.96	(d)	(1.18	)(d)	13
Year ended 12/31/11	24.59	(0.36)	(0.13)	(0.49)	(0.52)	23.58	(2.01)	7,572	2.02		2.02		(1.40)		38
Year ended 12/31/10	19.62	(0.28)	5.25	4.97	—	24.59	25.33	12,195	2.00		2.00		(1.37)		38
Year ended 12/31/09	14.70	(0.16)	5.08	4.92	—	19.62	33.47	21,853	2.06		2.06		(1.00)		36
Year ended 12/31/08	25.71	(0.28)	(9.85)	(10.13)	(0.88)	14.70	(39.22)	25,347	2.03		2.03		(1.31)		29
Year ended 12/31/07	26.47	(0.44)	3.20	2.76	(3.52)	25.71	10.55	60,227	1.98		1.98		(1.53)		29

Class C
Six months ended 06/30/12	23.55	(0.15)	2.17	2.02	—	25.57	8.58	17,986	1.96	(d)	1.96	(d)	(1.18	)(d)	13
Year ended 12/31/11	24.56	(0.36)	(0.13)	(0.49)	(0.52)	23.55	(2.01)	17,851	2.02		2.02		(1.40)		38
Year ended 12/31/10	19.59	(0.28)	5.25	4.97	—	24.56	25.37	21,201	2.00		2.00		(1.37)		38
Year ended 12/31/09	14.69	(0.16)	5.06	4.90	—	19.59	33.36	18,541	2.06		2.06		(1.00)		36
Year ended 12/31/08	25.69	(0.28)	(9.84)	(10.12)	(0.88)	14.69	(39.21)	14,889	2.03		2.03		(1.31)		29
Year ended 12/31/07	26.46	(0.44)	3.19	2.75	(3.52)	25.69	10.52	28,722	1.98		1.98		(1.53)		29

Class R
Six months ended 06/30/12	26.89	(0.10)	2.48	2.38	—	29.27	8.85	86,050	1.46	(d)	1.46	(d)	(0.68	)(d)	13
Year ended 12/31/11	27.83	(0.26)	(0.16)	(0.42)	(0.52)	26.89	(1.52)	70,749	1.52		1.52		(0.90)		38
Year ended 12/31/10	22.09	(0.20)	5.94	5.74	—	27.83	25.98	67,464	1.50		1.50		(0.87)		38
Year ended 12/31/09	16.47	(0.09)	5.71	5.62	—	22.09	34.12	43,786	1.56		1.56		(0.50)		36
Year ended 12/31/08	28.48	(0.19)	(10.94)	(11.13)	(0.88)	16.47	(38.91)	27,218	1.53		1.53		(0.81)		29
Year ended 12/31/07	28.84	(0.33)	3.49	3.16	(3.52)	28.48	11.07	36,591	1.48		1.48		(1.03)		29

Class Y
Six months ended 06/30/12	27.93	(0.03)	2.58	2.55	—	30.48	9.13	12,609	0.96	(d)	0.96	(d)	(0.18	)(d)	13
Year ended 12/31/11	28.73	(0.12)	(0.16)	(0.28)	(0.52)	27.93	(0.99)	8,108	1.02		1.02		(0.40)		38
Year ended 12/31/10	22.70	(0.09)	6.12	6.03	—	28.73	26.56	6,245	1.00		1.00		(0.37)		38
Year ended 12/31/09	16.84	—	5.86	5.86	—	22.70	34.80	4,744	1.06		1.06		—		36
Year ended 12/31/08(e)	21.87	(0.02)	(4.13)	(4.15)	(0.88)	16.84	(18.76)	2,136	1.10	(f)	1.11	(f)	(0.38	)(f)	29

Investor Class
Six months ended 06/30/12	28.49	(0.07)	2.63	2.56	—	31.05	8.99	215,606	1.21	(d)	1.21	(d)	(0.43	)(d)	13
Year ended 12/31/11	29.37	(0.20)	(0.16)	(0.36)	(0.52)	28.49	(1.24)	209,381	1.27		1.27		(0.65)		38
Year ended 12/31/10	23.26	(0.15)	6.26	6.11	—	29.37	26.27	230,909	1.25		1.25		(0.62)		38
Year ended 12/31/09	17.30	(0.05)	6.01	5.96	—	23.26	34.45	175,672	1.31		1.31		(0.25)		36
Year ended 12/31/08	29.76	(0.14)	(11.44)	(11.58)	(0.88)	17.30	(38.75)	149,594	1.28		1.28		(0.56)		29
Year ended 12/31/07	29.91	(0.26)	3.63	3.37	(3.52)	29.76	11.39	273,506	1.23		1.23		(0.78)		29

Institutional Class
Six months ended 06/30/12	29.27	(0.00)	2.69	2.69	—	31.96	9.19	568,119	0.82	(d)	0.82	(d)	(0.04	)(d)	13
Year ended 12/31/11	30.03	(0.06)	(0.18)	(0.24)	(0.52)	29.27	(0.81)	501,895	0.83		0.83		(0.21)		38
Year ended 12/31/10	23.68	(0.05)	6.40	6.35	—	30.03	26.82	427,893	0.82		0.82		(0.19)		38
Year ended 12/31/09	17.52	0.04	6.12	6.16	—	23.68	35.16	241,589	0.85		0.85		0.21		36
Year ended 12/31/08	30.01	(0.03)	(11.58)	(11.61)	(0.88)	17.52	(38.53)	133,585	0.86		0.86		(0.14)		29
Year ended 12/31/07	30.01	(0.12)	3.64	3.52	(3.52)	30.01	11.85	241,992	0.81		0.81		(0.36)		29

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $859,593, $7,480, $18,860, $86,823, $11,221, $222,670 and $575,545 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(e)	Commencement date of October 3, 2008.
(f)	Annualized.

NOTE 12—Subsequent Event

Effective September 24, 2012, Institutional Class shares will be renamed Class R5 shares.

16        Invesco Small Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
A	$1,000.00	$1,089.90	$6.29	$1,018.85	$6.07	1.21%

B	1,000.00	1,086.10	10.17	1,015.12	9.82	1.96

C	1,000.00	1,085.70	10.16	1,015.12	9.82	1.96

R	1,000.00	1,088.50	7.58	1,017.60	7.32	1.46

Y	1,000.00	1,091.30	4.99	1,020.09	4.82	0.96

Investor	1,000.00	1,089.90	6.29	1,018.85	6.07	1.21

Institutional	1,000.00	1,091.90	4.24	1,020.81	4.10	0.82

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17        Invesco Small Cap Growth Fund

Approval of Investment Advisory and Sub-Advisory Contracts

  The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Small Cap Growth Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Small-Cap Growth Funds Index. The Board noted that performance of Class A shares of the Fund was in the second quintile of the performance universe for the one and five year periods and the third quintile for the three year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one and five year periods and below the performance of the Index for the three year period. The Trustees also

18        Invesco Small Cap Growth Fund

reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in the expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other mutual funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board also noted that Invesco Advisers sub-advises seven mutual funds with investment strategies comparable to those of the Fund and that the sub-advisory fees are below the effective fee rate of the Fund.
  Other than the mutual funds described above, the Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not advise other client accounts with investment strategies comparable to those of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. The Board noted that soft dollar arrangements shift the payment obligation for research services from Invesco Advisers and the Affiliated Sub-Advisers to the Invesco Funds and therefore may reduce Invesco Advisers’ and the Affiliated Sub-Advisers’ expenses. The Board also considered periodic reports from the Chief Compliance Officer of the Invesco Funds demonstrating that these arrangements are consistent with regulatory requirements. The Board did not deem the soft dollar arrangements to be inappropriate.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.
  The Board also considered use of an affiliated broker to execute certain trades for the Fund and that such trades are executed in compliance with rules under the Investment Company Act of 1940, as amended.

19        Invesco Small Cap Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
SCG-SAR-1           Invesco Distributors, Inc.

Invesco Van Kampen Leaders Fund
Nasdaq:
A: VLFAX ▪ B: VLFBX ▪ C: VLFCX ▪ Y: VLFIX
Semiannual Report to Shareholders ▪ June 30, 2012

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
5	Financial Statements
7	Financial Highlights
13	Notes to Financial Statements
14	Fund Expenses
15	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	6.51%

Class B Shares	6.11

Class C Shares	6.06

Class Y Shares	6.64

S&P 500 Index▼ (Broad Market Index)	9.49

Barclays U.S. Government/Credit Index▼(Style-Specific Index)	2.65

Russell 1000 Value Index▼ (Style-Specific Index)	8.68

MSCI EAFE Growth Index▼(Style-Specific Index)*	3.86

MSCI EAFE Index▼ (Former Style-Specific Index)*	2.96

Source(s): ▼Lipper Inc.

*	During the reporting period, the Fund has elected to use the MSCI EAFE Growth Index as one of its style-specific indexes rather than the MSCI EAFE Index because the MSCI EAFE Growth Index more closely reflects the performance of the types of securities in which the Fund invests.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.
     The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Barclays U.S. Government/Credit Index includes treasuries and agencies that represent the government portion of the index, and includes publicly issued US corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements to represent the credit interests.
     The Russell 1000® Value Index is an unmanaged index considered representative of large-cap value stocks. The Russell 1000 Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen Leaders Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen Leaders Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Leaders Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C

Average Annual Total Returns
As of 6/30/12, including maximum applicable sales charges

Class A Shares

Inception (2/27/06)		0.58%

5	Years	-3.04

1	Year	-7.85

Class B Shares

Inception (2/27/06)		0.72%

5	Years	-3.02

1	Year	-8.04

Class C Shares

Inception (2/27/06)		0.74%

5	Years	-2.65

1	Year	-4.27

Class Y Shares

Inception (2/27/06)		1.73%

5	Years	-1.69

1	Year	-2.26
and Class Y shares was 1.26%, 2.01%, 2.01% and 1.01%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.58% for Invesco Van Kampen Leaders Fund.

2	Invesco Van Kampen Leaders Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3	Invesco Van Kampen Leaders Fund

Schedule of Investments

June 30, 2012
(Unaudited)

Schedule of Investments in Affiliated Issuers–100.86%(a)

	% of				Change in
	Net	Value	Purchases	Proceeds	Unrealized	Realized	Dividend	Shares	Value
	Assets	12/31/11	at Cost	from Sales	Appreciation	Gain (Loss)	Income	06/30/12	06/30/12

Domestic Equity Funds–66.91%
Invesco Van Kampen Comstock Fund	33.60%	$57,264,919	$725,605	$(5,715,522)	$4,935,512	$(542,441)	$554,350	3,459,589	$56,668,073

Invesco Van Kampen Equity & Income Fund	33.31%	57,322,550	1,300,032	(5,713,899)	3,356,105	(76,001)	600,047	6,385,090	56,188,787

Total Domestic Equity Funds		114,587,469	2,025,637	(11,429,421)	8,291,617	(618,442)	1,154,397		112,856,860

Foreign Equity Funds–33.75%
Invesco International Growth Fund	33.75%	57,569,413	1,498,420	(4,830,256)	3,425,072	(730,552)	—	2,127,507	56,932,097

Money Market Funds–0.20%
Liquid Assets Portfolio	0.10%	205,921	5,969,575	(6,006,259)	—	—	153	169,237	169,237

Premier Portfolio	0.10%	205,921	5,969,575	(6,006,259)	—	—	118	169,237	169,237

Total Money Market Funds		411,842	11,939,150	(12,012,518)	—	—	271		338,474

TOTAL INVESTMENTS IN AFFILIATED MUTUAL FUNDS (Cost $154,858,672)	100.86%	$172,568,724	$15,463,207	$(28,272,195)	$11,716,689	$(1,348,994)	$1,154,668		$170,127,431

OTHER ASSETS LESS LIABILITIES	(0.86)%								(1,448,515)

NET ASSETS	100.00%								$168,678,916

Notes to Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser. The Fund invests in Institutional Class shares of the mutual funds listed.

Portfolio Composition

By asset allocation,
as of June 30, 2012

Primarily Foreign Equity	33.8%

Primarily Domestic Equity	33.6

Domestic Blend	33.3

Money Market Funds	0.2

Other Assets Less Liabilities	(0.9)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Leaders Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments in affiliated underlying funds, at value (Cost $154,858,672)	$170,127,431

Cash	26,728

Receivable for:
Fund shares sold	92,675

Dividends	37

Investment for trustee deferred compensation and retirement plans	6,896

Other assets	28,041

Total assets	170,281,808

Liabilities:
Payable for:
Fund shares reacquired	1,282,731

Accrued fees to affiliates	256,867

Accrued other operating expenses	48,225

Trustee deferred compensation and retirement plans	15,069

Total liabilities	1,602,892

Net assets applicable to shares outstanding	$168,678,916

Net assets consist of:
Shares of beneficial interest	$229,686,358

Undistributed net investment income	77,934

Undistributed net realized gain (loss)	(76,354,136)

Unrealized appreciation	15,268,760

$168,678,916

Net Assets:
Class A	$114,968,236

Class B	$37,744,130

Class C	$15,675,278

Class Y	$291,272

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	12,432,017

Class B	4,084,725

Class C	1,717,055

Class Y	31,500

Class A:
Net asset value per share	$9.25

Maximum offering price per share
(Net asset value of $9.25 ÷ 94.50%)	$9.79

Class B:
Net asset value and offering price per share	$9.24

Class C:
Net asset value and offering price per share	$9.13

Class Y:
Net asset value and offering price per share	$9.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Leaders Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Dividends from affiliated underlying funds	$1,154,668

Expenses:
Administrative services fees	24,863

Custodian fees	5,731

Distribution fees:
Class A	148,139

Class B	198,352

Class C	80,031

Transfer agent fees	286,051

Trustees’ and officers’ fees and benefits	14,268

Other	78,147

Total expenses	835,582

Less: Expenses reimbursed and expense offset arrangement(s)	(191,013)

Net expenses	644,569

Net investment income	510,099

Realized and unrealized gain (loss) from:
Net realized gain (loss) from affiliated underlying fund shares	(1,348,994)

Change in net unrealized appreciation of affiliated underlying fund shares	11,716,689

Net realized and unrealized gain	10,367,695

Net increase in net assets resulting from operations	$10,877,794

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Leaders Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$510,099	$3,031,739

Net realized gain (loss)	(1,348,994)	(5,325,719)

Change in net unrealized appreciation (depreciation)	11,716,689	(4,126,670)

Net increase (decrease) in net assets resulting from operations	10,877,794	(6,420,650)

Distributions to shareholders from net investment income:
Class A	(889,031)	(2,315,321)

Class B	(148,591)	(491,927)

Class C	(60,256)	(339,573)

Class Y	(2,288)	(5,692)

Total distributions from net investment income	(1,100,166)	(3,152,513)

Share transactions–net:
Class A	(7,816,716)	(15,125,563)

Class B	(4,441,550)	(9,357,780)

Class C	(988,169)	(3,404,942)

Class Y	50,861	45,989

Net increase (decrease) in net assets resulting from share transactions	(13,195,574)	(27,842,296)

Net increase (decrease) in net assets	(3,417,946)	(37,415,459)

Net assets:
Beginning of period	172,096,862	209,512,321

End of period (includes undistributed net investment income of $77,934 and $668,001, respectively)	$168,678,916	$172,096,862

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Leaders Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s principal investment objective is capital appreciation. The Fund’s secondary investment objective is income.
  The Fund primarily invests in affiliated mutual funds (“underlying funds”) advised by Invesco Advisers (the “Adviser” or “Invesco”). The Adviser may change the Fund’s asset class allocations, the underlying funds or the target weightings in the underlying funds without shareholder approval. The underlying funds may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund’s accounting policies are outlined in the underlying fund’s financial statements and are available upon request.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

7        Invesco Van Kampen Leaders Fund

A.	Security Valuations — Securities of investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in shares of funds that are not traded on an exchange are valued at the end of day net asset value per share of such fund. Securities in the underlying funds, including restricted securities, are valued in accordance with the valuation policy of such fund. The policies of the underlying funds affiliated with the Fund as a result of having the same investment adviser are set forth below.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from ordinary income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

8        Invesco Van Kampen Leaders Fund

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the underlying funds. The effects of the underlying funds expenses are included in the realized and unrealized gain/loss on the investments in the underlying funds.
Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with the Adviser. Under the terms of the investment advisory agreement, the Fund does not pay an advisory fee. However, the Fund pays advisory fees to Invesco as a shareholder of the underlying funds.
  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 0.50%, 1.25%, 1.25% and 0.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not fees and expenses incurred by the Fund directly but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, total annual fund operating expenses may exceed the expense limits above. You incur these expenses indirectly through the valuation of the Fund’s investment in those investment companies. The impact of the Acquired Fund Fees and Expenses are included in the total return of the Fund. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser reimbursed Fund expenses of $190,757.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder

9        Invesco Van Kampen Leaders Fund

servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended June 30, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $27,148 in front-end sales commissions from the sale of Class A shares and $47, $40,135 and $697 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$170,127,431	$—	$—	$170,127,431

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $256.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

10        Invesco Van Kampen Leaders Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2016	$9,220,402	$—	$9,220,402

December 31, 2017	19,944,094	—	19,944,094

December 31, 2018	38,069,815	—	38,069,815

Not subject to expiration	—	4,190,313	4,190,313

	$67,234,311	$4,190,313	$71,424,624

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $3,524,057 and $16,259,677, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,351,189

Aggregate unrealized (depreciation) of investment securities	—

Net unrealized appreciation of investment securities	$12,351,189

Cost of investments for tax purposes is $157,776,242.

11        Invesco Van Kampen Leaders Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	615,637	$5,713,250	1,579,994	$14,495,852

Class B	11,777	106,353	18,918	175,690

Class C	46,242	429,231	94,582	868,874

Class Y	6,402	59,800	20,027	191,289

Issued as reinvestment of dividends:
Class A	91,646	852,781	256,527	2,275,401

Class B	15,527	145,418	54,413	480,906

Class C	5,931	54,881	36,012	317,087

Class Y	223	2,069	547	4,875

Automatic conversion of Class B shares to Class A shares:
Class A	46,434	435,687	131,720	1,243,814

Class B	(43,317)	(435,687)	(132,179)	(1,243,814)

Reacquired:
Class A	(1,597,772)	(14,818,434)	(3,604,417)	(33,140,630)

Class B	(462,067)	(4,257,634)	(963,368)	(8,770,562)

Class C	(161,178)	(1,472,281)	(505,621)	(4,590,903)

Class Y	(1,180)	(11,008)	(16,126)	(150,175)

Net increase (decrease) in share activity	(1,425,695)	$(13,195,574)	(3,028,971)	$(27,842,296)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

12        Invesco Van Kampen Leaders Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses)									to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions						net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset			Net assets,	with fee waivers		fee waivers		income to
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total		end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period	return		(000s omitted)	absorbed(b)		absorbed(b)		net assets(b)		turnover(c)

Class A
Six months ended 06/30/12	$8.75	$0.04	$0.53	$0.57	$(0.07)	$—	$(0.07)	$9.25	6.51	%(d)	$114,968	0.50	%(e)	0.72	%(e)	0.82	%(e)	2%
Year ended 12/31/11	9.23	0.17	(0.48)	(0.31)	(0.17)	—	(0.17)	8.75	(3.39	)(d)	116,194	0.50		0.68		1.81		7
Nine months ended 12/31/10	8.76	0.09	0.49	0.58	(0.11)	—	(0.11)	9.23	6.70	(d)	137,607	0.50	(f)	0.70	(f)	1.37	(f)	4
Year ended 03/31/10	5.90	0.11	2.89	3.00	(0.14)	—	(0.14)	8.76	51.13	(g)	149,281	0.50		0.76		1.38		9
Year ended 03/31/09	10.49	0.19	(4.25)	(4.06)	(0.16)	(0.37)	(0.53)	5.90	(39.27	)(g)	109,881	0.50		0.73		2.21		21
Year ended 03/31/08	11.26	0.16	(0.68)	(0.52)	(0.15)	(0.10)	(0.25)	10.49	(4.77	)(g)	201,430	0.50		0.57		1.42		3

Class B
Six months ended 06/30/12	8.74	0.00	0.53	0.53	(0.03)	—	(0.03)	9.24	6.11	(d)	37,744	1.25	(e)	1.47	(e)	0.07	(e)	2
Year ended 12/31/11	9.22	0.10	(0.48)	(0.38)	(0.10)	—	(0.10)	8.74	(4.12	)(d)	39,899	1.25		1.43		1.06		7
Nine months ended 12/31/10	8.76	0.04	0.48	0.52	(0.06)	—	(0.06)	9.22	5.99	(d)	51,495	1.25	(f)	1.45	(f)	0.64	(f)	4
Year ended 03/31/10	5.90	0.05	2.89	2.94	(0.08)	—	(0.08)	8.76	50.02	(g)	52,751	1.25		1.51		0.64		9
Year ended 03/31/09	10.48	0.12	(4.23)	(4.11)	(0.10)	(0.37)	(0.47)	5.90	(39.65	)(g)	36,265	1.25		1.49		1.49		21
Year ended 03/31/08	11.25	0.08	(0.69)	(0.61)	(0.06)	(0.10)	(0.16)	10.48	(5.49	)(g)	62,594	1.25		1.32		0.66		3

Class C
Six months ended 06/30/12	8.64	0.00	0.52	0.52	(0.03)	—	(0.03)	9.13	6.06	(d)	15,675	1.25	(e)	1.47	(e)	0.07	(e)	2
Year ended 12/31/11	9.18	0.10	(0.47)	(0.37)	(0.17)	—	(0.17)	8.64	(4.03	)(d)	15,776	1.25		1.43		1.07		7
Nine months ended 12/31/10	8.75	0.04	0.49	0.53	(0.10)	—	(0.10)	9.18	6.12	(d)	20,211	1.16	(f)	1.36	(f)	0.70	(f)	4
Year ended 03/31/10	5.90	0.05	2.88	2.93	(0.08)	—	(0.08)	8.75	49.88	(g)	23,173	1.25		1.51		0.61		9
Year ended 03/31/09	10.48	0.12	(4.23)	(4.11)	(0.10)	(0.37)	(0.47)	5.90	(39.65	)(g)	19,113	1.25		1.47		1.37		21
Year ended 03/31/08	11.25	0.07	(0.68)	(0.61)	(0.06)	(0.10)	(0.16)	10.48	(5.49	)(g)	43,984	1.25		1.32		0.65		3

Class Y(h)
Six months ended 06/30/12	8.75	0.05	0.53	0.58	(0.08)	—	(0.08)	9.25	6.64	(d)	291	0.25	(e)	0.47	(e)	1.07	(e)	2
Year ended 12/31/11	9.23	0.19	(0.48)	(0.29)	(0.19)	—	(0.19)	8.75	(3.15	)(d)	228	0.25		0.43		2.06		7
Nine months ended 12/31/10	8.77	0.11	0.47	0.58	(0.12)	—	(0.12)	9.23	6.78	(d)	199	0.25	(f)	0.45	(f)	1.76	(f)	4
Year ended 03/31/10	5.90	0.13	2.90	3.03	(0.16)	—	(0.16)	8.77	51.68	(g)	201	0.25		0.51		1.68		9
Year ended 03/31/09	10.49	0.21	(4.25)	(4.04)	(0.18)	(0.37)	(0.55)	5.90	(39.12	)(g)	161	0.25		0.47		2.45		21
Year ended 03/31/08	11.27	0.19	(0.69)	(0.50)	(0.18)	(0.10)	(0.28)	10.49	(4.62	)(g)	335	0.25		0.32		1.66		3

(a)	Calculated using average shares outstanding.
(b)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fees from underlying funds were 0.58%, 0.58%, 0.63%, 0.75%, 0.76% and 0.69% for the six months ended June 30, 2012, the year ended December 31, 2011, the nine months ended December 31, 2010 and the years ended March 31, 2010, 2009, and 2008, respectively.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $119,163, $39,888, $16,094 and $254 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Annualized.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	On June 1, 2010, the Class I shares of the predecessor fund was reorganized into Class Y shares of the Fund.

13        Invesco Van Kampen Leaders Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2,3]	(06/30/12)	Period[2,4]	Ratio[2]
A	$1,000.00	$1,065.10	$2.57	$1,022.38	$2.51	0.50%

B	1,000.00	1,061.10	6.41	1,018.65	6.27	1.25

C	1,000.00	1,060.60	6.40	1,018.65	6.27	1.25

Y	1,000.00	1,066.40	1.28	1,023.62	1.26	0.25

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year. Effective July 1, 2012, the Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expense of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 0.72%, 1.47%, 1.47% and 0.47% for Class A, Class B, Class C and Class Y shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.70, $7.53, $7.53 and $2.41 for Class A, Class B, Class C and Class Y shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $3.62, $7.37, $7.37 and $2.36 for Class A, Class B, Class C and Class Y shares, respectively.

14        Invesco Van Kampen Leaders Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen Leaders Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund invests and make recommendations on securities of companies located in such countries. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper Global Multi Cap Core Funds Index. The Board noted that

15        Invesco Van Kampen Leaders Fund

performance of Class A shares of the Fund was in the second quintile of the performance universe for the one year period, the fourth quintile for the three year period and the third quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was above the performance of the Index for the one year period and below the performance of the Index for the three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board noted that the Fund is a fund of funds and invests its assets in underlying funds rather than directly in individual securities. The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. Because Invesco Advisers does not charge the Fund any advisory fees, the Board did not rely upon any comparison of services and fees under advisory contracts with other funds or products advised by Invesco Advisers and its affiliates.

D.	Economies of Scale and Breakpoints
The Board noted that Invesco Advisers does not charge the Fund any advisory fees pursuant to the Fund’s investment advisory agreement, although the underlying funds in which the Fund invests pay Invesco Advisers advisory fees. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.

16        Invesco Van Kampen Leaders Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-LEA-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen U.S. Mortgage Fund
Nasdaq:
A: VKMGX ▪ B: VUSBX ▪ C: VUSCX ▪ Y: VUSIX ▪ Institutional: VUSJX
Semiannual Report to Shareholders ▪ June 30, 2012

2	Fund Performance
3	Letters to Shareholders
4	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses
18	Approval of Investment Advisory and Sub-Advisory Agreements
For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 12/31/11 to 6/30/12, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.58%

Class B Shares	2.19

Class C Shares	2.20

Class Y Shares	2.71

Institutional Class Shares	2.72

Bank of America Merrill Lynch 1-10 Year Treasury Index▼ (Broad Market Index)	1.19

Barclays U.S. Mortgage Backed Securities Index▼ (Style-Specific Index)	1.66

Source(s): ▼Lipper Inc.
The Bank of America Merrill Lynch 1-10 Year Treasury Index tracks the performance of US Treasury securities with maturities of one to 9.99 years.
     The Barclays U.S. Mortgage Backed Securities Index represents mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 6/30/12, including maximum applicable
sales charges

Class A Shares

Inception (5/31/84)		6.95%

10	Years	3.45

5	Years	3.58

1	Year	0.20

Class B Shares

Inception (8/24/92)		4.75%

10	Years	3.31

5	Years	3.46

1	Year	-0.51

Class C Shares

Inception (8/13/93)		4.05%

10	Years	3.16

5	Years	3.81

1	Year	3.39

Class Y Shares

Inception (9/25/06)		4.67%

5	Years	4.91

1	Year	5.45

Institutional Class Shares

10	Years	4.01%

5	Years	4.70

1	Year	5.49

Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund, Van Kampen U.S. Mortgage Fund, advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Van Kampen U.S. Mortgage Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen U.S. Mortgage Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 0.90%, 1.66%, 1.66%, 0.66% and 0.63%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 4.75% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 4% at the time of purchase to 0% at the beginning of the seventh year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

2 Invesco Van Kampen U.S. Mortgage Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
One of our most important responsibilities as independent Trustees of the Invesco Funds is our annual review of the funds’ advisory and sub-advisory contracts with Invesco. This annual review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco has provided as adviser to the Invesco Funds and the reasonableness of the fees that it charges for those services.
     In our roles as Trustees, we spend months reviewing thousands of pages of detailed information that we request from Invesco in connection with our annual review. We focus on the quality and costs of the services to be provided by Invesco and its affiliates. Some of the most important things we look at are fund performance, expenses and fees. All of the Trustees have substantial personal investments in the Invesco Funds complex. We’re fund shareholders just like you.
     We also use information from many independent sources during the review process, including materials provided by the independent Senior Officer of the Invesco Funds, who reports directly to the independent Trustees. We also meet in private sessions with independent legal counsel and review performance and fee data on the Invesco Funds prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field.
     I’m pleased to report that the Invesco Funds Board determined in June that renewing the investment advisory agreement and the sub-advisory contracts with Invesco would serve the best interests of each fund and its shareholders. For more detailed information about our assessment and conclusions with respect to each of the Invesco Funds, visit invesco.com/us, click on the “About Us” section and go to “Legal Information.” Information on the recent investment advisory renewal process can be found by clicking the last item under “Corporate Governance.”
     As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.
Sincerely,
Bruce L. Crockett
Independent Chair, Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
This report contains helpful information about your Fund, including its long-term performance and a complete list of your Fund’s investments as of the close of the reporting period. Additional information, including timely insight and information from many of Invesco’s investment professionals, is available at our website, invesco.com/us. There, you also can access information about your Invesco account at any time.
     Intentional InvestingSM is the science and art of investing with purpose, prudence and diligence – and it’s how Invesco’s investment professionals manage your money every day. This highly disciplined process begins when specialized teams of investment professionals clearly define an investment objective and then establish specific investment strategies to try to achieve that objective. While our investment teams closely monitor economic and market conditions – and issues specific to individual holdings that could affect their value – they maintain a long-term investment perspective. Intentional Investing is also embedding risk controls and processes into every aspect of our business; offering a diverse combination of investment strategies and vehicles designed to meet your needs; and communicating clearly, delivering expert insights from our portfolio managers and other investment professionals, and providing a website full of tools and articles to help you stay informed. However, neither Intentional Investing nor diversification can guarantee a profit or protect against loss.
     If you have questions about your account, please contact an Invesco client services representative at 800 959 4246. If you have an Invesco-related question or comment, feel free to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor
Senior Managing Director, Invesco Ltd.
3 Invesco Van Kampen U.S. Mortgage Fund

Schedule of Investments

June 30, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities–121.40%
Collateralized Mortgage Obligations–24.88%
Fannie Mae Grantor Trust, 7.50%, 01/19/39(a)	$720,863	$817,498

Fannie Mae Interest STRIPS, 6.50%, 10/01/24, IO	630,345	102,271

8.00%, 05/01/30, IO	1,906,337	385,495

7.50%, 01/01/32, IO	680,593	141,667

Fannie Mae REMICs, 2.00%, 06/25/19	2,256,834	2,313,619

4.50%, 07/25/19	1,636,173	1,673,746

5.50%, 05/25/25	2,160,242	2,170,840

7.00%, 09/25/32	810,301	953,126

1.02%, 06/25/37(a)	10,182,774	10,315,125

6.58%, 06/25/39(a)	2,636,604	3,109,519

0.75%, 03/25/40 to 05/25/41(a)	13,757,684	13,800,632

2.00%, 08/25/13, IO	36,200,960	635,787

4.50%, 11/25/23, IO	23,858,834	1,815,416

3.00%, 10/25/26, IO	8,981,631	842,884

8.00%, 08/18/27 to 09/18/27, IO	2,318,772	526,756

6.00%, 08/25/32 to 05/25/33, IO	777,550	51,571

7.00%, 05/25/33, IO	2,244,954	509,033

Freddie Mac REMICs, 4.38%, 05/15/17	1,404,896	1,412,483

4.00%, 06/15/17	3,474,807	3,510,315

4.16%, 07/15/17	2,144,308	2,160,345

3.77%, 09/15/17	2,700,606	2,730,741

3.84%, 09/15/17	3,079,454	3,118,020

4.50%, 06/15/18	743,406	791,460

3.00%, 10/15/18 to 04/15/26	6,549,279	6,825,931

3.75%, 10/15/18	2,418,605	2,490,810

0.64%, 05/15/37(a)	7,907,058	7,938,415

0.69%, 03/15/39(a)	8,439,285	8,470,961

0.74%, 03/15/40(a)	4,644,101	4,676,606

0.79%, 03/15/41(a)	3,965,361	3,986,001

3.00%, 09/15/25, IO	17,410,068	1,336,519

2.11%, 04/15/38, IO(a)	28,430,864	1,729,973

4.00%, 12/15/41, IO	5,391,641	1,046,570

Freddie Mac STRIPS, 8.00%, 06/01/31, IO	3,114,182	679,400

Freddie Mac Structured Pass Through Securities, 6.50%, 02/25/43	3,364,402	3,753,827

Ginnie Mae REMICs,
4.00%, 04/16/33	2,250,898	2,362,284

4.50%, 10/20/33	1,303,925	1,377,546

5.84%, 01/20/39(a)	4,865,381	5,596,020

1.24%, 02/16/39 to 07/20/39(a)	12,618,446	12,915,176

4.51%, 07/20/41(a)	9,389,814	10,357,498

0.62%, 03/20/42(a)	14,286,750	14,343,916

2.00%, 01/16/13, IO	76,593,193	672,090

		144,447,892

Federal Home Loan Mortgage Corp. (FHLMC)–34.66%
Pass Through Ctfs.,
6.50%, 07/01/14 to 08/01/33	1,586,105	1,793,644

8.50%, 01/01/17 to 08/01/31	1,001,846	1,213,032

5.00%, 10/01/18 to 06/01/40	26,021,402	28,189,650

7.50%, 01/01/20 to 05/01/35	1,036,105	1,266,410

3.50%, 08/01/26	2,057,119	2,199,676

6.00%, 03/01/29	15,527	17,412

8.00%, 08/01/32	565,543	700,305

5.50%, 12/01/36	2,227,173	2,427,979

4.50%, 05/01/38 to 02/01/42	17,978,701	19,377,713

5.35%, 07/01/38 to 10/17/38	7,887,651	8,767,448

5.80%, 10/01/38 to 01/20/39	8,183,752	9,295,981

5.45%, 11/25/38	7,192,317	8,023,130

Pass Through Ctfs., ARM,
2.82%, 07/01/36(a)	5,847,097	6,273,191

3.13%, 02/01/37(a)	708,934	758,239

3.26%, 03/01/37(a)	1,650,919	1,775,058

2.93%, 05/01/37(a)	1,808,990	1,933,967

5.51%, 11/01/37(a)	4,412,966	4,784,564

5.43%, 01/01/38(a)	1,076,848	1,157,826

3.36%, 03/01/41(a)	1,428,466	1,498,130

Pass Through Ctfs., TBA,
2.50%, 07/01/27(b)(c)	8,000,000	8,225,000

3.50%, 08/01/42(b)(c)	21,500,000	22,497,735

4.00%, 08/01/42(b)(c)	40,000,000	42,381,252

4.50%, 08/01/42(b)	25,000,000	26,695,315

		201,252,657

Federal National Mortgage Association (FNMA)–59.56%
Pass Through Ctfs.,
7.00%, 05/01/13 to 07/01/34	778,268	910,494

6.50%, 11/01/13 to 11/01/38	12,918,611	14,754,621

6.00%, 01/01/14 to 05/01/40	18,286,329	20,206,469

8.50%, 08/01/14 to 10/01/32	1,363,612	1,661,994

7.50%, 04/01/15 to 08/01/37	1,642,782	1,996,144

13.00%, 06/01/15	43,743	48,182

4.50%, 05/01/19 to 01/01/40	26,295,881	28,500,834

8.00%, 07/01/20 to 04/01/33	1,426,027	1,763,865

5.00%, 03/01/22 to 01/01/41	17,316,142	18,860,325

5.50%, 11/01/22 to 06/01/38	41,218,192	45,321,946

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)–(continued)

4.00%, 06/01/24 to 02/01/42	$15,523,036	$16,664,855

9.50%, 04/01/30	235,996	285,331

5.45%, 01/01/38	2,565,994	2,895,592

5.63%, 03/01/41	1,711,156	1,966,868

Pass Through Ctfs., ARM,
3.15%, 03/01/36(a)	11,708,565	12,496,324

3.20%, 03/01/38(a)	626,346	668,258

2.37%, 02/01/39(a)	9,605,553	10,184,057

Pass Through Ctfs., BAL, 3.84%, 04/01/18	3,314,997	3,646,483

Pass Through Ctfs., TBA,
2.50%, 07/01/27(b)(c)	8,000,000	8,245,000

3.00%, 07/01/27(b)(c)	16,000,000	16,767,499

3.00%, 08/01/42(b)	5,000,000	5,115,625

3.50%, 08/01/42(b)	15,000,000	15,728,907

4.00%, 08/01/42(b)	42,000,000	44,631,565

4.50%, 08/01/42(b)(c)	50,775,000	54,440,320

5.00%, 08/01/42(b)	16,700,000	18,072,536

		345,834,094

Government National Mortgage Association (GNMA)–2.30%
Pass Through Ctfs.,
13.00%, 09/15/13 to 05/15/15	4,475	4,520

12.25%, 02/15/15	3,221	3,247

9.00%, 11/15/15 to 08/15/24	1,180,969	1,253,979

9.50%, 02/15/16 to 08/15/22	694,801	726,570

8.00%, 05/15/16 to 12/15/21	711,667	748,600

8.50%, 02/20/17	2,804	3,143

7.00%, 08/15/22 to 01/15/29	696,159	826,852

6.50%, 04/15/26 to 11/15/28	338,799	394,687

6.00%, 01/15/28 to 04/20/29	1,316,936	1,491,318

5.50%, 05/15/33 to 10/15/34	2,853,896	3,186,905

Pass Through Ctfs., TBA 4.50%, 07/01/42(b)(c)	4,300,000	4,727,984

		13,367,805

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $694,415,979)		704,902,448

Asset-Backed Securities–23.07%
American Home Mortgage Investment Trust–Series 2005-1, Class 7A1, Floating Rate Pass Through Ctfs., 2.74%, 06/25/45(a)	2,723,515	2,480,424

ARI Fleet Lease Trust–Series 2012-A, Class A, Floating Rate Pass Through Ctfs., 0.79%, 03/15/20(a)(d)	4,627,149	4,653,848

BAMLL-DB Trust–Series 2012-OSI, Class A2FX, Pass Through Ctfs., 3.35%, 04/13/29(d)	5,000,000	5,104,985

Banc of America Merrill Lynch Commercial Mortgage Inc.–Series 2005-1, Class A4, Variable Rate Pass Through Ctfs., 5.08%, 11/10/42(a)	775,000	804,256

Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class AJ, Variable Rate Pass Through Ctfs., 5.17%, 02/11/41(a)	3,050,000	3,074,955

Series 2006-T22, Class AJ, Variable Rate Pass Through Ctfs., 5.71%, 04/12/38(a)	6,500,000	6,786,790

Series 2006-T24, Class AM, Variable Rate Pass Through Ctfs., 5.57%, 10/12/41(a)	5,000,000	5,381,182

Bear Stearns Mortgage Funding Trust–Series 2006-AR2, Class 1A1, Floating Rate Pass Through Ctfs., 0.45%, 09/25/46(a)	164,075	78,769

Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, Floating Rate Pass Through Ctfs., 2.46%, 08/25/34(a)	1,261,104	1,267,696

Series 2009-12, Class 5A1, Pass Through Ctfs., 5.50%, 07/25/37(d)	7,207,893	7,514,229

Commercial Mortgage Asset Trust–Series 1999-C1, Class A4, Variable Rate Pass Through Ctfs., 6.98%, 01/17/32(a)	5,370,193	5,538,863

Countrywide Home Loan Mortgage Pass Through Trust–Series 2004-29, Class 1A1, Floating Rate Pass Through Ctfs., 0.79%, 02/25/35(a)	991,036	835,756

Credit Suisse Mortgage Capital Ctfs.–Series 2010-6R, Class 1A1, Pass Through Ctfs., 5.50%, 02/27/37 (Acquired 12/22/10; Cost $751,523)(d)	729,634	761,555

First Horizon Asset Securities Inc., Series 2005-4, Class 1A5, Pass Through Ctfs., 5.50%, 06/25/21	9,171,639	9,403,714

Fontainebleau Miami Beach Trust–Series 2012, Class A, Pass Through Ctfs., 2.89%, 05/05/27(d)	5,000,000	5,114,573

GE Capital Commercial Mortgage Corp., Series 2004-C2, Class A4, Pass Through Ctfs., 4.89%, 03/10/40	800,000	843,568

Golden Credit Card Trust–Series 2012-2A, Class A1, Pass Through Ctfs., 1.77%, 01/15/19(d)	5,000,000	5,079,100

GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, Variable Rate Pass Through Ctfs., 5.55%, 04/10/38(a)	1,830,000	2,042,230

Series 2012-ALOH, Class B, Pass Through Ctfs., 4.05%, 04/10/34(d)	6,198,000	6,448,672

JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class ASB, Variable Rate Pass Through Ctfs., 5.51%, 12/12/44(a)	4,601,840	4,858,224

Series 2006-LDP9, Class A3, Pass Through Ctfs., 5.34%, 05/15/47	2,200,000	2,443,343

JP Morgan Re-REMICs–Series 2009-7, Class 5A1, Variable Rate Pass Through Ctfs., 6.00%, 02/27/37 (Acquired 08/23/11; Cost $2,186,045)(a)(d)	2,143,181	2,179,339

La Hipotecaria S.A. de C.V. (Panama)–Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.25%, 09/08/39 (Acquired 11/05/10-06/25/12; Cost $12,696,233)(a)(d)	12,271,632	12,750,993

LB-UBS Commercial Mortgage Trust–Series 2006-C4, Class AM, Variable Rate Pass Through Ctfs., 6.09%, 06/15/38(a)	5,000,000	5,301,158

Luminent Mortgage Trust–Series 2006-1, Class A1, Floating Rate Pass Through Ctfs., 0.49%, 04/25/36(a)	131,275	63,274

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen U.S. Mortgage Fund

	Principal
	Amount	Value

Asset-Backed Securities–(continued)

MLCC Mortgage Investors, Inc., Series 2004-A, Class A2, Floating Rate Pass Through Ctfs., 0.99%, 04/25/29(a)	$422,463	$391,094

Series 2005-A, Class A1, Floating Rate Pass Through Ctfs., 0.71%, 03/25/30(a)	2,731,564	2,424,480

Morgan Stanley Capital I–Series 2005-HQ7, Class AJ, Variable Rate Pass Through Ctfs., 5.37%, 11/14/42(a)	2,615,000	2,639,696

RBSSP Resecuritization Trust–Series 2010-1, Class 2A1, Floating Rate Pass Through Ctfs., 2.47%, 07/26/45 (Acquired 01/31/11; Cost $4,551,567)(a)(d)	4,568,700	4,486,235

Residential Accredit Loans, Inc.–Series 2006-QO2, Class A2, Floating Rate Pass Through Ctfs., 0.52%, 02/25/46(a)	85,779	32,589

Sequoia Mortgage Trust, Series 2012-1, Class 1A1, Floating Rate Pass Through Ctfs., 2.87%, 01/25/42(a)	4,693,438	4,753,671

Series 2012-2, Class A1, Variable Rate Pass Through Ctfs., 3.50%, 04/25/42(a)	4,893,884	5,011,697

Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, Floating Rate Pass Through Ctfs., 0.55%, 09/25/34(a)	1,019,822	766,466

Series 2004-6, Class 3A2, Floating Rate Pass Through Ctfs., 2.76%, 06/25/34(a)	6,504,205	5,985,543

Structured Asset Mortgage Investments, Inc.–Series 2005-AR2, Class 2A1, Floating Rate Pass Through Ctfs., 0.48%, 05/25/45(a)	2,577,127	1,556,339

Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class A3, Pass Through Ctfs., 4.79%, 04/15/42	3,425,322	3,510,525

Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.38%, 10/15/44(a)	1,254,000	1,308,246

WaMu Mortgage Pass Through Certificates–Series 2003-AR7, Class A7, Floating Rate Pass Through Ctfs., 2.42%, 08/25/33(a)	255,361	252,376

Total Asset-Backed Securities (Cost $131,991,448)		133,930,453

U.S. Treasury Notes–2.58%
3.25%, 12/31/16(e)	4,400,000	4,901,188

0.88%, 04/30/17	10,000,000	10,076,562

Total U.S. Treasury Notes (Cost $14,493,862)		14,977,750

	Shares
Money Market Funds–2.69%
Liquid Assets Portfolio–Institutional Class(f)	7,805,538	7,805,538

Premier Portfolio–Institutional Class(f)	7,805,539	7,805,539

Total Money Market Funds (Cost $15,611,077)		15,611,077

TOTAL INVESTMENTS–149.74% (Cost $856,512,366)		869,421,728

OTHER ASSETS LESS LIABILITIES–(49.74)%		(288,791,912)

NET ASSETS–100.00%		$580,629,816

Investment Abbreviations:

ARM	– Adjustable-Rate Mortgage
BAL	– Balloon
Ctfs.	– Certificates
IO	– Interest Only
REMIC	– Real Estate Mortgage Investment Conduits
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on June 30, 2012.
(b)	Security purchased on a forward commitment basis.
(c)	This security is subject to dollar roll transactions. See Note 1H.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at June 30, 2012 was $54,093,529, which represented 9.32% of the Fund’s Net Assets.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1I and Note 4.
(f)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Total Investments
as of June 30, 2012

U.S. Government Sponsored Mortgage-Backed Securities	81.1%

Asset-Backed Securities	15.4

U.S. Treasury Securities	1.7

Money Market Funds	1.8

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen U.S. Mortgage Fund

Statement of Assets and Liabilities

June 30, 2012
(Unaudited)

Assets:
Investments, at value (Cost $840,901,289)	$853,810,651

Investments in affiliated money market funds, at value and cost	15,611,077

Total investments, at value (Cost $856,512,366)	869,421,728

Receivable for:
Investments sold	259,415,406

Variation margin	232,227

Fund shares sold	160,108

Dividends and interest	2,686,013

Principal paydowns	206,526

Investment for trustee deferred compensation and retirement plans	8,784

Other assets	262,471

Total assets	1,132,393,263

Liabilities:
Payable for:
Investments purchased	550,077,387

Fund shares reacquired	768,077

Dividends	565,522

Accrued fees to affiliates	261,050

Accrued other operating expenses	56,091

Trustee deferred compensation and retirement plans	35,320

Total liabilities	551,763,447

Net assets applicable to shares outstanding	$580,629,816

Net assets consist of:
Shares of beneficial interest	$689,213,042

Undistributed net investment income (loss)	(5,878,791)

Undistributed net realized gain (loss)	(115,505,755)

Unrealized appreciation	12,801,320

$580,629,816

Net Assets:
Class A	$559,287,820

Class B	$6,766,426

Class C	$11,326,958

Class Y	$3,238,504

Institutional Class	$10,108

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	43,066,059

Class B	523,675

Class C	878,350

Class Y	248,500

Institutional Class	776

Class A:
Net asset value per share	$12.99

Maximum offering price per share (Net asset value of $12.99 divided by 95.25%)	$13.64

Class B:
Net asset value and offering price per share	$12.92

Class C:
Net asset value and offering price per share	$12.90

Class Y:
Net asset value and offering price per share	$13.03

Institutional Class:
Net asset value and offering price per share	$13.03

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen U.S. Mortgage Fund

Statement of Operations

For the six months ended June 30, 2012
(Unaudited)

Investment income:
Interest	$8,694,229

Dividends from affiliated money market funds	3,096

Total investment income	8,697,325

Expenses:
Advisory fees	1,353,080

Administrative services fees	86,105

Custodian fees	25,871

Distribution fees:

Class A	671,599

Class B	36,794

Class C	48,193

Transfer agent fees — A, B, C and Y	349,148

Transfer agent fees — Institutional	5

Trustees’ and officers’ fees and benefits	22,426

Other	146,215

Total expenses	2,739,436

Less: Fees waived and expense offset arrangement(s)	(5,290)

Net expenses	2,734,146

Net investment income	5,963,179

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	13,767,416

Futures contracts	(2,256,720)

11,510,696

Change in net unrealized appreciation (depreciation) of:
Investment securities	(3,871,550)

Futures contracts	936,953

(2,934,597)

Net realized and unrealized gain	8,576,099

Net increase in net assets resulting from operations	$14,539,278

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen U.S. Mortgage Fund

Statement of Changes in Net Assets

For the six months ended June 30, 2012 and the year ended December 31, 2011
(Unaudited)

	June 30,	December 31,
	2012	2011

Operations:
Net investment income	$5,963,179	$17,955,889

Net realized gain	11,510,696	13,377,276

Change in net unrealized appreciation (depreciation)	(2,934,597)	(1,277,124)

Net increase in net assets resulting from operations	14,539,278	30,056,041

Distributions to shareholders from net investment income:
Class A	(14,308,499)	(29,287,480)

Class B	(162,915)	(423,201)

Class C	(208,367)	(383,212)

Class Y	(60,885)	(112,876)

Institutional Class	(272)	(542)

Total distributions from net investment income	(14,740,938)	(30,207,311)

Share transactions–net:
Class A	(5,392,025)	(45,170,010)

Class B	(1,418,527)	(5,407,147)

Class C	2,025,182	(247,409)

Class Y	1,521,562	(639,614)

Institutional Class	—	—

Net increase (decrease) in net assets resulting from share transactions	(3,263,808)	(51,464,180)

Net increase (decrease) in net assets	(3,465,468)	(51,615,450)

Net assets:
Beginning of period	584,095,284	635,710,734

End of period (includes undistributed net investment income (loss) of $(5,878,791) and $2,898,968, respectively)	$580,629,816	$584,095,284

Notes to Financial Statements

June 30, 2012
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen U.S. Mortgage Fund (the “Fund”) is a series portfolio of AIM Growth Series (Invesco Growth Series) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of sixteen separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is to provide a high level of current income, with liquidity and safety of principal.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9        Invesco Van Kampen U.S. Mortgage Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10        Invesco Van Kampen U.S. Mortgage Fund

C.	Distributions — Distributions from income are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
H.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.
Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
I.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
J.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.
K.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

11        Invesco Van Kampen U.S. Mortgage Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $1 billion	0.47%

Next $500 million	0.445%

Next $500 million	0.42%

Next $500 million	0.395%

Next $2.5 billion	0.37%

Next $2.5 billion	0.345%

Next $2.5 billion	0.32%

Next $2.5 billion	0.295%

Over $12.5 billion	0.27%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective July 1, 2012, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 1.50%, 2.25%, 2.25%, 1.25% and 1.25%, respectively, of average daily net assets. Prior to July 1, 2012, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 0.96%, 1.71%, 1.71%, 0.71% and 0.71%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2013, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended June 30, 2012, the Adviser waived advisory fees of $4,402.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended June 30, 2012, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares and Class C shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended June 30, 2012, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.
  Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended June 30, 2012, IDI advised the Fund that IDI retained $14,490 in front-end sales commissions from the sale of Class A shares and $209, $8,064 and $191 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12        Invesco Van Kampen U.S. Mortgage Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of June 30, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level	Level 2	Level 3	Total

Equity Securities	$15,611,077	$—	$—	$15,611,077

U.S. Government Sponsored Securities	—	704,902,448	—	704,902,448

U.S. Treasury Securities	—	14,977,750	—	14,977,750

Asset-Backed Securities	—	133,930,453	—	133,930,453

	15,611,077	853,810,651	—	869,421,728

Futures*	(108,042)	—	—	(108,042)

Total Investments	$15,503,035	$853,810,651	$—	$869,313,686

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of June 30, 2012:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts(a)	$57,586	$(165,628)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Instruments for the six months ended June 30, 2012

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss)
on Statement of
Operations
Futures*

Realized Gain (Loss)
Interest rate risk	$(2,256,720)

Change in Unrealized Appreciation
Interest rate risk	936,953

Total	$(1,319,767)

*	The average notional value of futures outstanding during the period was $133,150,021.

13        Invesco Van Kampen U.S. Mortgage Fund

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

Ultra U.S. Treasury Bonds	9	September-2012	$1,501,594	$24,028

Short Contracts

U.S. Treasury 2 Year Notes	181	September-2012	(39,853,938)	33,558

U.S. Treasury 5 Year Notes	463	September-2012	(57,397,531)	(97,464)

U.S. Treasury 10 Year Notes	162	September-2012	(21,606,750)	(52,231)

U.S. Treasury 30 Year Bonds	35	September-2012	(5,178,906)	(15,933)

Subtotal				$(132,070)

Total				$(108,042)

NOTE 5—Expense Offest Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended June 30, 2012, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $888.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. However, capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

14        Invesco Van Kampen U.S. Mortgage Fund

  The Fund had a capital loss carryforward as of December 31, 2011, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total

December 31, 2014	$18,330,239	$—	$18,330,239

December 31, 2015	18,400,921	—	18,400,921

December 31, 2016	91,151,310	—	91,151,310

	$127,882,470	$—	$127,882,470

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended June 30, 2012 was $2,218,862,728 and $2,208,714,688, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $10,071,518 and $15,353,700, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$15,714,618

Aggregate unrealized (depreciation) of investment securities	(3,001,208)

Net unrealized appreciation of investment securities	$12,713,410

Cost of investments for tax purposes is $856,708,318.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	June 30, 2012(a)		December 31, 2011
	Shares	Amount	Shares	Amount

Sold:
Class A	1,365,745	$17,758,547	1,181,560	$15,642,256

Class B	25,116	324,604	62,933	825,614

Class C	213,711	2,759,183	119,135	1,549,036

Class Y	152,735	1,993,945	48,481	634,293

Institutional Class	—	—	—	—

Issued as reinvestment of dividends:
Class A	783,984	10,193,313	1,563,145	20,469,140

Class B	10,199	131,902	26,254	341,907

Class C	12,494	161,312	22,514	292,677

Class Y	3,554	46,368	6,210	81,604

Institutional Class	—	—	—	—

Automatic conversion of Class B shares to Class A shares:
Class A	55,214	717,657	262,472	3,423,169

Class B	(53,725)	(717,657)	(263,932)	(3,423,169)

Reacquired:
Class A	(2,620,240)	(34,061,542)	(6,481,123)	(84,704,575)

Class B	(91,269)	(1,157,376)	(242,163)	(3,151,499)

Class C	(69,402)	(895,313)	(160,759)	(2,089,122)

Class Y	(39,771)	(518,751)	(103,212)	(1,355,511)

Institutional Class	—	—	—	—

Net increase (decrease) in share activity	(251,655)	$(3,263,808)	(3,958,485)	$(51,464,180)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 19% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15        Invesco Van Kampen U.S. Mortgage Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
			Net gains									expenses		expenses
			(losses) on									to average		to average net		Ratio of net
	Net asset		securities		Dividends							net assets		assets without		investment
	value,	Net	(both	Total from	from net	Return of		Net asset			Net assets,	with fee waivers		fee waivers		income to
	beginning	investment	realized and	investment	investment	capital	Total	value, end	Total		end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	income(a)	unrealized)	operations	income	distributions	distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 06/30/12	$12.99	$0.14	$0.19	$0.33	$(0.33)	$—	$(0.33)	$12.99	2.58	%(c)(l)	$559,288	0.93	%(d)(l)	0.93	%(d)(l)	2.09	%(d)(l)	263%
Year ended 12/31/11	13.00	0.39	0.26	0.65	(0.66)	—	(0.66)	12.99	5.06	(c)	564,871	0.90		0.90		2.99		395
Year ended 12/31/10	12.75	0.40	0.28	0.68	(0.43)	—	(0.43)	13.00	5.41	(c)	610,214	0.91		0.91		3.07		370
Year ended 12/31/09	12.22	0.38	0.49	0.87	(0.34)	—	(0.34)	12.75	7.19	(e)	687,365	0.96		0.96		3.03		589
Year ended 12/31/08	13.26	0.67	(0.93)	(0.26)	(0.75)	(0.03)	(0.78)	12.22	(1.94	)(e)	733,697	0.94		0.94		5.29		821
Year ended 12/31/07	13.34	0.72	0.07	0.79	(0.87)	—	(0.87)	13.26	6.11	(e)	860,801	0.94		0.94		5.44		438

Class B
Six months ended 06/30/12	12.93	0.09	0.18	0.27	(0.28)	—	(0.28)	12.92	2.12	(c)	6,766	1.69	(d)	1.69	(d)	1.33	(d)	263
Year ended 12/31/11	12.92	0.29	0.27	0.56	(0.55)	—	(0.55)	12.93	4.43	(c)	8,186	1.66		1.66		2.23		395
Year ended 12/31/10	12.67	0.31	0.27	0.58	(0.33)	—	(0.33)	12.92	4.64	(c)	13,574	1.67		1.67		2.37		370
Year ended 12/31/09	12.15	0.28	0.49	0.77	(0.25)	—	(0.25)	12.67	6.35	(f)	22,787	1.71		1.71		2.24		589
Year ended 12/31/08	13.19	0.58	(0.94)	(0.36)	(0.66)	(0.02)	(0.68)	12.15	(2.70	)(f)	30,504	1.71		1.71		4.62		821
Year ended 12/31/07	13.28	0.62	0.06	0.68	(0.77)	—	(0.77)	13.19	5.33	(f)	44,020	1.71		1.71		4.68		438

Class C
Six months ended 06/30/12	12.90	0.09	0.19	0.28	(0.28)	—	(0.28)	12.90	2.20	(c)	11,327	1.69	(d)	1.69	(d)	1.33	(d)	263
Year ended 12/31/11	12.91	0.29	0.25	0.54	(0.55)	—	(0.55)	12.90	4.27	(c)	9,308	1.66		1.66		2.23		395
Year ended 12/31/10	12.66	0.30	0.28	0.58	(0.33)	—	(0.33)	12.91	4.64	(c)	9,559	1.67		1.67		2.33		370
Year ended 12/31/09	12.14	0.28	0.49	0.77	(0.25)	—	(0.25)	12.66	6.36	(g)	12,159	1.71		1.71		2.26		589
Year ended 12/31/08	13.18	0.55	(0.91)	(0.36)	(0.66)	(0.02)	(0.68)	12.14	(2.70	)(g)	12,715	1.71		1.71		4.44		821
Year ended 12/31/07	13.26	0.62	0.07	0.69	(0.77)	—	(0.77)	13.18	5.34	(g)	12,246	1.71		1.71		4.68		438

Class Y(h)
Six months ended 06/30/12	13.04	0.15	0.19	0.34	(0.35)	—	(0.35)	13.03	2.63	(c)	3,239	0.69	(d)	0.69	(d)	2.33	(d)	263
Year ended 12/31/11	13.04	0.42	0.27	0.69	(0.69)	—	(0.69)	13.04	5.40	(c)	1,721	0.66		0.66		3.23		395
Year ended 12/31/10	12.79	0.42	0.30	0.72	(0.47)	—	(0.47)	13.04	5.65	(c)	2,353	0.67		0.67		3.26		370
Year ended 12/31/09	12.26	0.42	0.48	0.90	(0.37)	—	(0.37)	12.79	7.42	(i)	23,905	0.71		0.71		3.35		589
Year ended 12/31/08	13.26	0.74	(0.93)	(0.19)	(0.78)	(0.03)	(0.81)	12.26	(1.38	)(i)	14,698	0.71		0.71		5.93		821
Year ended 12/31/07	13.34	0.75	0.07	0.82	(0.90)	—	(0.90)	13.26	6.37	(i)	15,331	0.70		0.70		5.68		438

Institutional Class
Six months ended 06/30/12	13.03	0.15	0.20	0.35	(0.35)	—	(0.35)	13.03	2.72	(c)	10	0.67	(d)	0.67	(d)	2.35	(d)	263
Year ended 12/31/11	13.04	0.43	0.26	0.69	(0.70)	—	(0.70)	13.03	5.38	(c)	10	0.63		0.63		3.26		395
Year ended 12/31/10(j)	13.06	0.35	(0.09)	0.26	(0.28)	—	(0.28)	13.04	2.00	(c)	10	0.59	(k)	0.59	(k)	4.51	(k)	370

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $559,477, $7,399, $9,692, $2,364 and $10 for Class A, Class B, Class C, Class Y and Institutional Class, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	On June 1, 2010, the Class I shares of the predecessor fund were reorganized to Class Y shares of the Fund.
(i)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(j)	Commencement date of June 1, 2010.
(k)	Annualized.
(l)	The total return, ratio of expenses to average net assets and ratio of net investment income to average net assets reflect actual 12b-1 fees of 0.24%.

NOTE 12—Subsequent Event

Effective September 24, 2012, “Van Kampen” will be removed from the name of the Fund.

16        Invesco Van Kampen U.S. Mortgage Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2012 through June 30, 2012.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(01/01/12)	(06/30/12)[1]	Period[2]	(06/30/12)	Period[2]	Ratio
A	$1,000.00	$1,025.80	$4.68	$1,020.24	$4.67	0.93%

B	1,000.00	1,021.90	8.50	1,016.46	8.47	1.69

C	1,000.00	1,022.00	8.50	1,016.46	8.47	1.69

Y	1,000.00	1,027.10	3.48	1,021.43	3.47	0.69

Institutional	1,000.00	1,027.20	3.36	1,021.55	3.35	0.67

[1]	The actual ending account value is based on the actual total return of the Fund for the period January 1, 2012 through June 30, 2012, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

17        Invesco Van Kampen U.S. Mortgage Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of AIM Growth Series (Invesco Growth Series) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Invesco Van Kampen U.S. Mortgage Fund (the Fund) investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract for Mutual Funds (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on June 19-20, 2012, the Board as a whole, and the disinterested or “independent” Trustees, who comprise 80% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2012. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board’s Investments Committee has established three Sub-Committees, each of which is primarily responsible for overseeing the management of a number of the series portfolios of the funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet throughout the year to review the performance of their assigned funds, including reviewing materials prepared under the direction of the independent Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Sub-Committees meet regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to their assigned Invesco Funds. Each Sub-Committee recommends to the Investments Committee, which in turn recommends to the full Board, whether and on what terms to approve the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and an independent company, Lipper Inc. (Lipper). The Trustees also receive an independent written evaluation from the Senior Officer. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. The independent Trustees are assisted in their annual evaluation of the Fund’s investment advisory agreement by the Senior Officer and by independent legal counsel. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in private sessions with the Senior Officer and independent legal counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Funds include advisory fees that are the result of years of review and negotiation between the Trustees and Invesco Advisers as well as advisory fees previously approved by a different board that, at the time, was responsible for overseeing Morgan Stanley and Van Kampen funds, which have become Invesco Funds following the acquisition of the retail mutual fund business of Morgan Stanley. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. One Trustee may have weighed a particular piece of information or factor differently than another Trustee.
  The discussion below serves as the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of June 20, 2012, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers, with whom the Sub-Committees met during the year. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part because of such prior relationship and knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, equity and fixed income trading operations, internal audit, distribution and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and consistent with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Lipper performance universe and against the Lipper U.S. Mortgage Funds Index. The Board noted that performance of Class A shares of the Fund was in the fourth quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Class A shares of the Fund was below the performance of the Index for the one, three and five year periods.

18        Invesco Van Kampen U.S. Mortgage Fund

The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the contractual advisory fee rate for Class A shares of the Fund was below the median contractual advisory fee rate of funds in its expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other mutual funds or client accounts in a manner substantially similar to the management of the Fund.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board also considered whether the Fund benefits from economies of scale through contractual breakpoints in the Fund’s advisory fee schedule and were assisted in their review by a report from the Senior Officer. The Board also noted that the Fund shares directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds and other clients advised by Invesco Advisers. The Board noted that Invesco Advisers proposes sharing economies of scale in administration expenses by lowering per class administrative fees.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services for the year ended December 31, 2011. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative, transfer agency and distribution services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to the Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered the benefits realized by Invesco Advisers and the Affiliated Sub-Advisers as a result of portfolio brokerage transactions executed through “soft dollar” arrangements. Invesco Advisers noted that the Fund does not execute brokerage transactions through “soft dollar” arrangements to any significant degree.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

19        Invesco Van Kampen U.S. Mortgage Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-02699 and 002-57526.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2012, is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
VK-USM-SAR-1            Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Growth Series (Invesco Growth Series)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 7, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: September 7, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer
Date: September 7, 2012

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.